UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

(617) 747-9500

Registrant’s telephone number, including area code:

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2016, is filed herewith.

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Aerospace & Defense — 2.2%

18,000	BE Aerospace, Inc.	831,150
13,273	Boeing Co. (The)	1,723,764
9,800	General Dynamics Corp.	1,364,552
31,989	Northrop Grumman Corp.	7,110,515
12,901	United Technologies Corp.	1,322,998

		12,352,979

	Agriculture — 1.2%

31,000	Altria Group, Inc.	2,137,760
27,496	Archer-Daniels-Midland Co.	1,179,303
33,300	Philip Morris International, Inc.	3,387,276

		6,704,339

	Airlines — 2.5%

16,500	Alaska Air Group, Inc.	961,785
162,837	American Airlines Group, Inc.	4,609,916
101,970	Delta Air Lines, Inc.	3,714,767
48,500	Southwest Airlines Co.	1,901,685
62,803	United Continental Holdings, Inc.*	2,577,435

		13,765,588

	Apparel — 3.5%

158,475	LVMH Moet Hennessy Louis Vuitton SE, Sponsored ADR	4,808,132
149,537	Michael Kors Holdings, Ltd.*	7,399,091
133,105	NIKE, Inc. Class B	7,347,396
168	Under Armour, Inc. Class C*	6,123

		19,560,742

	Auto Manufacturers — 1.5%

103,700	Fiat Chrysler Automobiles NV	634,644
219,196	General Motors Co.	6,203,247
13,830	Toyota Motor Corp., Sponsored ADR	1,382,862

		8,220,753

	Auto Parts & Equipment — 1.2%

99,300	Goodyear Tire & Rubber Co. (The)	2,548,038
23,800	Magna International, Inc. Class A	834,666
68,336	Mobileye NV* ‡	3,153,023

		6,535,727

	Banks — 4.8%

541,300	Bank of America Corp.	7,183,051
2,500	Bank of Montreal	158,475
165,750	Citigroup, Inc.	7,026,143
112,150	JPMorgan Chase & Co.	6,969,001

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

46,700	Morgan Stanley	1,213,266
12,900	PNC Financial Services Group, Inc.	1,049,931
28,500	Popular, Inc.	835,050
35,700	Regions Financial Corp.	303,807
51,100	SunTrust Banks, Inc.	2,099,188

		26,837,912

	Beverages — 3.7%

162,673	AMBEV SA, ADR	961,398
63,259	Coca-Cola European Partners Plc	2,257,714
55,505	Diageo Plc, Sponsored ADR‡	6,265,404
20,400	Dr Pepper Snapple Group, Inc.	1,971,252
51,750	Heineken NV, ADR‡	2,397,060
21,740	Monster Beverage Corp.*	3,493,835
31,000	PepsiCo, Inc.	3,284,140

		20,630,803

	Biotechnology — 4.1%

20,931	Alexion Pharmaceuticals, Inc.*	2,443,904
18,600	Amgen, Inc.	2,829,990
13,841	Biogen, Inc.*	3,347,031
23,395	Celgene Corp.*	2,307,449
46,165	Gilead Sciences, Inc.	3,851,084
17,851	Illumina, Inc.*	2,505,923
19,781	Intercept Pharmaceuticals, Inc.* ‡	2,822,353
33,428	Vertex Pharmaceuticals, Inc.*	2,875,476

		22,983,210

	Building Materials — 0.1%

46,800	Louisiana-Pacific Corp.*	811,980

	Chemicals — 2.3%

5,108	Ashland, Inc.	586,245
15,520	Dow Chemical Co. (The)	771,499
15,300	Eastman Chemical Co.	1,038,870
80,699	LyondellBasell Industries NV Class A	6,005,620
3,310	Monsanto Co.	342,287
62,403	Mosaic Co. (The)	1,633,711
7,573	Sherwin-Williams Co. (The)	2,223,963

		12,602,195

	Commercial Services — 1.1%

29,223	H&R Block, Inc.	672,129
86,675	PayPal Holdings, Inc.*	3,164,504
69,300	Quanta Services, Inc.*	1,602,216
16,767	RELX NV, Sponsored ADR	291,914
9,500	Robert Half International, Inc.	362,520

		6,093,283

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — 2.6%

96,355	Apple, Inc.	9,211,538
19,224	Cognizant Technology Solutions Corp. Class A*	1,100,382
11,000	HP, Inc.	138,050
58,323	NetApp, Inc.	1,434,163
51,296	Seagate Technology Plc	1,249,570
59,300	Teradata Corp.*	1,486,651

		14,620,354

	Cosmetics & Personal Care — 0.2%

32,647	L’Oreal SA, Sponsored ADR	1,253,971

	Diversified Financial Services — 2.8%

52,000	AerCap Holdings NV*	1,746,680
18,012	Ameriprise Financial, Inc.	1,618,378
43,250	Charles Schwab Corp. (The)	1,094,658
8,026	Intercontinental Exchange Group, Inc.	2,054,335
33,000	Nomura Holdings, Inc., Sponsored ADR	115,830
86,400	Santander Consumer USA Holdings, Inc.*	892,512
36,000	Synchrony Financial*	910,080
96,197	Visa, Inc. Class A	7,134,931

		15,567,404

	Electric — 1.0%

114,600	AES Corp.	1,430,208
42,300	Calpine Corp.*	623,925
6,300	Edison International	489,321
25,300	Entergy Corp.	2,058,155
48,100	NRG Energy, Inc.	721,019
9,600	Public Service Enterprise Group, Inc.	447,456

		5,770,084

	Electrical Components & Equipment — 0.8%

6,627	Acuity Brands, Inc.	1,643,231
54,293	Emerson Electric Co.	2,831,923

		4,475,154

	Electronics — 0.6%

64,964	Corning, Inc.	1,330,463
33,995	TE Connectivity, Ltd.	1,941,454

		3,271,917

	Engineering & Construction — 0.4%

20,700	AECOM*	657,639
24,600	Chicago Bridge & Iron Co. NV	851,898
13,923	Fluor Corp.	686,125
2,500	Jacobs Engineering Group, Inc.*	124,525

		2,320,187

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Food — 2.0%

58,279	Koninklijke Ahold NV, Sponsored ADR	1,289,131
72,850	Nestle SA, Sponsored ADR	5,632,034
36,500	Sysco Corp.	1,852,010
31,200	Tyson Foods, Inc. Class A	2,083,848
12,209	Whole Foods Market, Inc.	390,932

		11,247,955

	Forest Products & Paper — 0.0%

4,900	International Paper Co.	207,662

	Health Care - Products — 0.3%

17,640	Edwards Lifesciences Corp.*	1,759,237

	Health Care - Services — 0.5%

1,700	Anthem, Inc.	223,278
7,900	HCA Holdings, Inc.*	608,379
20,400	Quest Diagnostics, Inc.	1,660,764

		2,492,421

	Household Products & Wares — 0.2%

16,700	Avery Dennison Corp.	1,248,325

	Housewares — 0.1%

12,400	Tupperware Brands Corp.	697,872

	Insurance — 4.1%

61,062	Allstate Corp. (The)	4,271,287
56,615	American International Group, Inc.	2,994,367
913	Arch Capital Group, Ltd.*	65,736
1,200	Assurant, Inc.	103,572
14,516	Berkshire Hathaway, Inc. Class B*	2,101,772
30,568	Hartford Financial Services Group, Inc. (The)	1,356,608
16,600	Lincoln National Corp.	643,582
41,710	MetLife, Inc.	1,661,309
8,000	Prudential Financial, Inc.	570,720
61,444	Travelers Cos., Inc. (The)	7,314,294
21,300	Unum Group	677,127
36,255	Voya Financial, Inc.	897,674

		22,658,048

	Internet — 7.4%

45,352	Alibaba Group Holding, Ltd., Sponsored ADR*	3,606,844
9,355	Alphabet, Inc. Class C*	6,474,595
6,371	Amazon.com, Inc.*	4,559,215
87,200	eBay, Inc.*	2,041,352
44,761	Facebook, Inc. Class A*	5,115,287
17,719	MercadoLibre, Inc.	2,492,532
8,226	Priceline Group (The), Inc.*	10,269,421

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

48,159	Splunk, Inc.*	2,609,255
100,000	Symantec Corp.	2,054,000
21,600	VeriSign, Inc.*	1,867,536

		41,090,037

	Iron & Steel — 0.2%

14,940	Reliance Steel & Aluminum Co.	1,148,886

	Leisure Time — 0.8%

104,750	Carnival Corp.	4,629,950

	Lodging — 1.2%

103,633	Marriott International, Inc. Class A	6,887,449

	Machinery - Construction & Mining — 0.4%

15,670	Caterpillar, Inc.	1,187,943
45,782	Terex Corp.	929,832

		2,117,775

	Machinery - Diversified — 0.1%

5,835	Cummins, Inc.	656,087

	Media — 5.8%

75,650	AMC Networks, Inc. Class A*	4,570,773
55,838	CBS Corp. Class B	3,039,821
103,500	Comcast Corp. Class A	6,747,165
34,600	Discovery Communications, Inc. Class A*	872,958
3,016	Liberty Global Plc LiLAC Class C*	97,979
12,800	Scripps Networks Interactive, Inc. Class A	797,056
285,517	Sirius XM Holdings, Inc.*	1,127,792
90,325	Time Warner, Inc.	6,642,500
41,917	Twenty-First Century Fox, Inc. Class A	1,133,855
23,989	Viacom, Inc. Class B	994,824
66,575	Walt Disney Co. (The)	6,512,366

		32,537,089

	Mining — 0.1%

25,899	BHP Billiton Plc, ADR	657,317
4,494	Rio Tinto Plc, Sponsored ADR	140,662

		797,979

	Miscellaneous - Manufacturing — 2.0%

17,684	Dover Corp.	1,225,855
13,900	Eaton Corp. Plc	830,247
31,651	General Electric Co.	996,373
36,787	Illinois Tool Works, Inc.	3,831,734
30,648	Parker-Hannifin Corp.	3,311,516
11,737	Pentair Plc	684,150

		10,879,875

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Office & Business Equipment — 0.3%

193,000	Xerox Corp.	1,831,570

	Oil & Gas — 4.6%

27,500	Anadarko Petroleum Corp.	1,464,375
24,040	Apache Corp.	1,338,307
118,586	BP Plc, Sponsored ADR	4,210,989
103,700	Canadian Natural Resources, Ltd.	3,197,071
80,100	Devon Energy Corp.	2,903,625
38,000	Diamond Offshore Drilling, Inc.	924,540
131,700	Ensco Plc Class A	1,278,807
23,100	Helmerich & Payne, Inc.	1,550,703
9,945	Hess Corp.	597,694
45,800	Marathon Petroleum Corp.	1,738,568
19,100	Murphy Oil Corp.	606,425
23,000	Tesoro Corp.	1,723,160
78,971	Valero Energy Corp.	4,027,521

		25,561,785

	Oil & Gas Services — 1.0%

40,500	FMC Technologies, Inc.*	1,080,135
125,486	National Oilwell Varco, Inc.	4,222,604

		5,302,739

	Packaging & Containers — 0.0%

8,700	Owens-Illinois, Inc.*	156,687

	Pharmaceuticals — 5.1%

24,900	AbbVie, Inc.	1,541,559
51,419	Bristol-Myers Squibb Co.	3,781,868
18,500	Cardinal Health, Inc.	1,443,185
21,836	DexCom, Inc.*	1,732,250
19,294	Express Scripts Holding Co.*	1,462,485
43,600	Horizon Pharma Plc*	718,092
4,000	Jazz Pharmaceuticals Plc*	565,240
40,400	Johnson & Johnson	4,900,520
12,700	Mallinckrodt Plc*	771,906
59,000	Merck & Co., Inc.	3,398,990
18,200	Mylan NV*	786,968
47,219	Novo Nordisk AS, Sponsored ADR	2,539,438
132,930	Pfizer, Inc.	4,680,465

		28,322,966

	Private Equity — 0.8%

79,020	Blackstone Group (The), LP	1,939,151
196,230	KKR & Co., LP	2,421,478

		4,360,629

	Real Estate — 0.2%

38,700	CBRE Group, Inc.*	1,024,776

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	REITS — 0.3%

33,400	Host Hotels & Resorts, Inc. REIT	541,414
98,030	Two Harbors Investment Corp. REIT	839,137

		1,380,551

	Retail — 8.6%

111,986	Bed Bath & Beyond, Inc.	4,840,035
98,469	Best Buy Co., Inc.	3,013,151
49,700	Coach, Inc.	2,024,778
21,281	CVS Health Corp.	2,037,443
10,500	Dillard’s, Inc. Class A	636,300
58,054	Kohl’s Corp.	2,201,408
43,370	Lululemon Athletica, Inc.* ‡	3,203,308
97,708	Macy’s, Inc.	3,283,966
63,764	McDonald’s Corp.	7,673,360
3,800	Signet Jewelers, Ltd.	313,158
96,300	Staples, Inc.	830,106
62,628	Starbucks Corp.	3,577,311
4,851	Target Corp.	338,697
40,800	Urban Outfitters, Inc.*	1,122,000
81,725	Wal-Mart Stores, Inc.	5,967,559
136,000	Williams-Sonoma, Inc.	7,089,680

		48,152,260

	Semiconductors — 1.6%

63,297	Applied Materials, Inc.	1,517,229
102,000	Intel Corp.	3,345,600
11,600	Lam Research Corp.	975,096
231,475	Micron Technology, Inc.*	3,185,096

		9,023,021

	Software — 4.9%

66,074	Activision Blizzard, Inc.	2,618,513
26,976	Adobe Systems, Inc.*	2,584,031
102,472	CA, Inc.	3,364,156
24,900	Citrix Systems, Inc.*	1,994,241
18,600	Intuit, Inc.	2,075,946
153,225	Microsoft Corp.	7,840,523
3,781	MSCI, Inc. Class A	291,591
15,600	Oracle Corp.	638,508
34,450	Salesforce.com, Inc.*	2,735,674
43,688	ServiceNow, Inc.*	2,900,883

		27,044,066

	Telecommunications — 4.0%

25,700	AT&T, Inc.	1,110,497
158,451	CenturyLink, Inc.	4,596,664
27,800	China Mobile, Ltd., Sponsored ADR	1,609,620
68,860	Cisco Systems, Inc.	1,975,593
87,282	Juniper Networks, Inc.	1,962,972

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

49,233		Motorola Solutions, Inc.	3,247,901
74,383		NTT DoCoMo, Inc., Sponsored ADR	2,009,085
17,370		Palo Alto Networks, Inc.*	2,130,257
70,300		Verizon Communications, Inc.	3,925,552

			22,568,141

		Transportation — 1.3%

8,600		FedEx Corp.	1,305,308
55,150		United Parcel Service, Inc. Class B	5,940,758

			7,246,066

		TOTAL COMMON STOCKS (COST $519,529,556)	527,410,486

		INVESTMENT COMPANIES — 1.6%

56,850		iShares Russell 1000 Growth ETF	5,705,466
32,300		iShares Russell 1000 Value Index Fund	3,335,298

		TOTAL INVESTMENT COMPANY (COST $7,937,438)	9,040,764

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.2%

		Bank Deposit — 3.0%

16,793,618		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	16,793,618

		Securities Lending Collateral — 2.1%

11,505,734		State Street Institutional U.S. Government Money Market Fund, Premier Class***	11,505,734

		U.S. Government and Agency Obligations — 0.1%

600,000		United States Treasury Bill, 0.35%, due 10/13/16‡‡	599,392

		TOTAL SHORT-TERM INVESTMENTS (COST $28,898,744)	28,898,744

		TOTAL INVESTMENTS — 101.3% (Cost $556,365,738)	565,349,994

		Other Assets and Liabilities (net) — (1.3)%	(7,333,565)

		NET ASSETS — 100.0%	$558,016,429

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	***	Represents an investment of securities lending cash collateral.

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
115	S&P 500 E-mini Index	September 2016	$12,018,650	$404,382
9	S&P Mid 400 E-mini Index	September 2016	1,343,700	74,968

				$479,350

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Equity Fund (formerly known as Mercer US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.5
Investment Companies	1.6
Futures Contracts	0.1
Short-Term Investments	5.2
Other Assets and Liabilities (net)	(1.4)

100.0%

10	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.1%

	Advertising — 0.3%

116,400	Interpublic Group of Cos. (The), Inc.	2,688,840

	Aerospace & Defense — 1.3%

32,543	BE Aerospace, Inc.	1,502,673
28,800	Moog, Inc. Class A*	1,552,896
25,277	Orbital ATK, Inc.	2,152,084
57,300	Spirit AerosyStems Holdings, Inc. Class A*	2,463,900
16,522	TransDigm Group, Inc.*	4,356,686

		12,028,239

	Agriculture — 0.4%

31,500	Bunge, Ltd.	1,863,225
26,900	Universal Corp.	1,553,206

		3,416,431

	Airlines — 0.7%

30,800	Alaska Air Group, Inc.	1,795,332
17,189	Allegiant Travel Co.	2,604,133
119,500	JetBlue Airways Corp.*	1,978,920

		6,378,385

	Apparel — 0.6%

17,883	Carter’s, Inc.	1,904,003
22,953	Columbia Sportswear Co.	1,320,716
39,700	Michael Kors Holdings, Ltd.*	1,964,356

		5,189,075

	Auto Manufacturers — 0.1%

93,900	Wabash National Corp.*	1,192,530

	Auto Parts & Equipment — 1.0%

50,100	Dorman Products, Inc.*	2,865,720
81,300	Goodyear Tire & Rubber Co. (The)	2,086,158
20,200	Lear Corp.	2,055,552
27,700	Tenneco, Inc.*	1,291,097
39,700	Tower International, Inc.	817,026

		9,115,553

	Banks — 6.3%

94,630	Ameris Bancorp	2,810,511
47,900	Banco Latinoamericano de Comercio Exterior SA	1,269,350
60,200	BankUnited, Inc.	1,849,344
33,100	Banner Corp.	1,408,074
115,500	BBCN Bancorp, Inc.	1,723,260
21,400	Bryn Mawr Bank Corp.	624,880

See accompanying Notes to the Schedule of Investments.	11

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

69,355	Capital Bank Financial Corp. Class A	1,997,424
48,700	CenterState Banks, Inc.	767,025
31,344	Columbia Banking System, Inc.	879,513
39,200	Fidelity Southern Corp.	614,264
122,700	First Commonwealth Financial Corp.	1,128,840
93,900	First Horizon National Corp.	1,293,942
27,100	First Interstate BancSystem, Inc.	761,510
106,329	First Republic Bank	7,441,967
36,700	Glacier Bancorp, Inc.	975,486
48,700	Hanmi Financial Corp.	1,143,963
106,690	Heritage Financial Corp.	1,875,610
30,000	IBERIABANK Corp.	1,791,900
41,900	International Bancshares Corp.	1,093,171
196,600	Old National Bancorp	2,463,398
55,690	PacWest Bancorp	2,215,348
35,386	PrivateBancorp, Inc.	1,558,045
354,600	Regions Financial Corp.	3,017,646
24,144	Signature Bank*	3,016,068
23,600	SVB Financial Group*	2,245,776
162,200	TCF Financial Corp.	2,051,830
28,300	Texas Capital Bancshares, Inc.*	1,323,308
45,900	Trustmark Corp.	1,140,615
100,400	Umpqua Holdings Corp.	1,553,188
48,100	Webster Financial Corp.	1,632,995
131,284	Western Alliance Bancorp*	4,286,423

		57,954,674

	Biotechnology — 1.2%

38,300	AMAG Pharmaceuticals, Inc.*	916,136
323,990	ARIAD Pharmaceuticals, Inc.* ‡	2,394,286
39,105	Bio-Rad Laboratories, Inc. Class A*	5,592,797
257,240	Merrimack Pharmaceuticals, Inc.* ‡	1,386,524
10,900	United Therapeutics Corp.*	1,154,528

		11,444,271

	Building Materials — 1.6%

67,705	Boise Cascade Co.*	1,553,830
260,470	Builders FirstSource, Inc.*	2,930,287
21,139	Drew Industries, Inc.	1,793,433
67,986	Headwaters, Inc.*	1,219,669
21,725	Lennox International, Inc.	3,097,985
93,130	Louisiana-Pacific Corp.*	1,615,805
84,660	Summit Materials, Inc. Class A*	1,732,144
37,500	USG Corp.*	1,011,000

		14,954,153

12	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.5%

105,890	Axalta Coating Systems, Ltd.*	2,809,262
35,000	Cabot Corp.	1,598,100
29,900	Celanese Corp. Series A	1,956,955
58,600	Chemtura Corp.*	1,545,868
26,400	Eastman Chemical Co.	1,792,560
125,100	Huntsman Corp.	1,682,595
72,090	PolyOne Corp.	2,540,451
15,500	Quaker Chemical Corp.	1,382,600
92,800	RPM International, Inc.	4,635,360
37,320	W.R. Grace & Co.	2,732,197

		22,675,948

	Commercial Services — 8.5%

119,780	Aramark	4,003,048
34,900	Avis Budget Group, Inc.*	1,124,827
56,663	Booz Allen Hamilton Holding Corp.	1,679,491
29,643	Bright Horizons Family Solutions, Inc.*	1,965,627
33,400	Cardtronics, Inc.*	1,329,654
44,000	Carriage Services, Inc.	1,041,920
20,500	CEB, Inc.	1,264,440
41,415	CoStar Group, Inc.*	9,055,804
30,700	Deluxe Corp.	2,037,559
29,140	Euronet Worldwide, Inc.*	2,016,197
59,337	Gartner, Inc.*	5,780,017
44,449	Grand Canyon Education, Inc.*	1,774,404
71,728	Healthcare Services Group, Inc.	2,968,105
68,575	ICF International, Inc.*	2,804,717
45,275	KAR Auction Services, Inc.	1,889,779
37,800	ManpowerGroup, Inc.	2,432,052
53,856	MarketAxess Holdings, Inc.	7,830,662
185,034	Nord Anglia Education, Inc.* ‡	3,911,619
32,997	Paylocity Holding Corp.* ‡	1,425,470
139,170	Ritchie Bros Auctioneers, Inc.‡	4,701,163
75,400	RR Donnelley & Sons Co.	1,275,768
92,720	Sabre Corp.	2,483,969
86,130	Team Health Holdings, Inc.*	3,502,907
74,150	Total System Services, Inc.	3,938,106
119,939	TransUnion*	4,010,760
73,600	Western Union Co. (The)	1,411,648

		77,659,713

	Computers — 2.6%

77,300	Convergys Corp.	1,932,500
34,811	ExlService Holdings, Inc.*	1,824,445
20,650	Fleetmatics Group Plc*	894,764
97,320	Fortinet, Inc.*	3,074,339
31,890	Genpact, Ltd.*	855,928
25,600	IHS, Inc. Class A*	2,959,616

See accompanying Notes to the Schedule of Investments.	13

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

43,947	Lumentum Holdings, Inc.*	1,063,517
94,600	Mentor Graphics Corp.	2,011,196
67,900	NCR Corp.*	1,885,583
42,200	Seagate Technology Plc	1,027,992
52,500	Super Micro Computer, Inc.*	1,304,625
93,800	Teradata Corp.*	2,351,566
159,810	VeriFone Systems, Inc.*	2,962,877

		24,148,948

	Cosmetics & Personal Care — 0.6%

233,926	Elizabeth Arden, Inc.*	3,218,822
76,460	Inter Parfums, Inc.	2,184,462

		5,403,284

	Distribution & Wholesale — 0.8%

102,510	HD Supply Holdings, Inc.*	3,569,398
109,870	LKQ Corp.*	3,482,879

		7,052,277

	Diversified Financial Services — 2.0%

24,396	Affiliated Managers Group, Inc.*	3,434,225
39,100	Artisan Partners Asset Management, Inc. Class A	1,082,288
27,116	CBOE Holdings, Inc.	1,806,468
40,300	CIT Group, Inc.	1,285,973
18,000	Federal Agricultural Mortgage Corp. Class C	626,760
54,700	Legg Mason, Inc.	1,613,103
112,400	Navient Corp.	1,343,180
52,720	Raymond James Financial, Inc.	2,599,096
33,661	SEI Investments Co.	1,619,431
49,800	WageWorks, Inc.*	2,978,538

		18,389,062

	Electric — 1.2%

147,600	AES Corp.	1,842,048
55,500	Allete, Inc.	3,586,965
101,800	OGE Energy Corp.	3,333,950
56,500	Portland General Electric Co.	2,492,780

		11,255,743

	Electrical Components & Equipment — 1.6%

9,330	Acuity Brands, Inc.	2,313,467
44,239	Advanced Energy Industries, Inc.*	1,679,312
41,100	Belden, Inc.	2,481,207
100,830	EnerSys	5,996,360
49,503	Generac Holdings, Inc.* ‡	1,730,625

		14,200,971

14	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Electronics — 2.7%

66,700	Avnet, Inc.	2,702,017
81,086	Coherent, Inc.*	7,442,073
12,780	FEI Co.	1,365,926
161,700	Flextronics International, Ltd.*	1,908,060
11,889	Mettler-Toledo International, Inc.*	4,338,534
64,827	National Instruments Corp.	1,776,260
43,100	Sanmina Corp.*	1,155,511
29,498	Sensata Technologies Holding NV*	1,029,185
72,392	Trimble Navigation, Ltd.*	1,763,469
117,800	Vishay Intertechnology, Inc.	1,459,542

		24,940,577

	Energy-Alternate Sources — 0.1%

142,300	Renewable Energy Group, Inc.*	1,256,509

	Engineering & Construction — 0.5%

37,900	Chicago Bridge & Iron Co. NV	1,312,477
47,400	Exponent, Inc.	2,768,634
39,140	MasTec, Inc.*	873,605

		4,954,716

	Entertainment — 0.9%

122,360	Lions Gate Entertainment Corp.	2,475,343
38,648	Vail Resorts, Inc.	5,342,313

		7,817,656

	Environmental Control — 0.3%

80,200	Tetra Tech, Inc.	2,465,749

	Food — 2.3%

107,675	Aryzta AG, Sponsored ADR*	1,989,834
22,700	Ingles Markets, Inc. Class A	846,710
80,805	John B Sanfilippo & Son, Inc.	3,444,717
219,957	Orkla ASA, Sponsored ADR	1,948,819
54,900	Pilgrim’s Pride Corp.	1,398,852
12,780	Pinnacle Foods, Inc.	591,586
16,600	Sanderson Farms, Inc.	1,438,224
29,600	SpartanNash Co.	905,168
72,360	TreeHouse Foods, Inc.*	7,427,754
40,200	Whole Foods Market, Inc.	1,287,204

		21,278,868

	Forest Products & Paper — 0.6%

27,100	Clearwater Paper Corp.*	1,771,527
16,749	Deltic Timber Corp.	1,124,361
74,113	PH Glatfelter Co.	1,449,650
35,400	Schweitzer-Mauduit International, Inc.	1,248,912

		5,594,450

See accompanying Notes to the Schedule of Investments.	15

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Gas — 1.4%

36,105	Atmos Energy Corp.	2,936,059
127,600	Centerpoint Energy, Inc.	3,062,400
92,635	NiSource, Inc.	2,456,680
61,400	Spire, Inc.	4,349,576

		12,804,715

	Hand & Machine Tools — 0.4%

22,745	Snap-on, Inc.	3,589,616

	Health Care - Products — 3.4%

96,577	Align Technology, Inc.*	7,779,277
22,345	Bruker Corp.	508,125
29,773	Cantel Medical Corp. Class B	2,046,298
16,500	ICU Medical, Inc.*	1,860,375
20,000	IDEXX Laboratories, Inc.*	1,857,200
116,502	STERIS Plc	8,009,513
69,600	VWR Corp.*	2,011,440
60,575	West Pharmaceutical Services, Inc.	4,596,431
130,142	Wright Medical Group NV*	2,260,567

		30,929,226

	Health Care - Services — 2.4%

49,053	Acadia Healthcare Co., Inc.*	2,717,536
31,700	Air Methods Corp.*	1,135,811
56,600	Ensign Group (The), Inc.	1,189,166
23,553	ICON Plc*	1,648,945
98,400	Kindred Healthcare, Inc.	1,110,936
51,774	MEDNAX, Inc.*	3,749,991
56,670	Quest Diagnostics, Inc.	4,613,505
102,600	Select Medical Holdings Corp.*	1,115,262
39,006	Surgical Care Affiliates, Inc.*	1,859,416
24,217	WellCare Health Plans, Inc.*	2,598,000

		21,738,568

	Home Builders — 1.3%

38,800	CalAtlantic Group, Inc.	1,424,348
9,500	Cavco Industries, Inc.*	890,150
225,970	Taylor Morrison Home Corp. Class A*	3,353,395
29,700	Thor Industries, Inc.	1,922,778
386,145	TRI Pointe Group, Inc.*	4,564,234

		12,154,905

	Home Furnishings — 1.1%

27,100	Ethan Allen Interiors, Inc.	895,384
37,900	Harman International Industries, Inc.	2,721,978
132,293	La-Z-Boy, Inc.	3,680,391
32,330	Universal Electronics, Inc.*	2,336,813

		9,634,566

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 0.2%

18,485	Avery Dennison Corp.	1,381,754

	Housewares — 0.6%

46,107	Toro Co. (The)	4,066,637
23,200	Tupperware Brands Corp.	1,305,696

		5,372,333

	Insurance — 4.2%

54,200	Aspen Insurance Holdings, Ltd.	2,513,796
70,010	Assurant, Inc.	6,042,563
64,200	Assured Guaranty, Ltd.	1,628,754
65,245	Axis Capital Holdings, Ltd.	3,588,475
110,000	CNO Financial Group, Inc.	1,920,600
38,600	Endurance Specialty Holdings, Ltd.	2,592,376
15,800	Everest Re Group, Ltd.	2,886,186
30,700	Hanover Insurance Group (The), Inc.	2,597,834
55,500	Lincoln National Corp.	2,151,735
170,000	MGIC Investment Corp.*	1,011,500
55,500	ProAssurance Corp.	2,972,025
42,181	Reinsurance Group of America, Inc.	4,091,135
86,000	Universal Insurance Holdings, Inc.	1,597,880
90,300	Unum Group	2,870,637

		38,465,496

	Internet — 1.4%

55,432	Cogent Communications Holdings, Inc.	2,220,606
39,980	Criteo SA, Sponsored ADR* ‡	1,835,882
61,928	HealthStream, Inc.*	1,642,331
98,900	Rubicon Project (The), Inc.*	1,349,985
30,530	Shopify, Inc. Class A* ‡	939,103
60,125	Splunk, Inc.*	3,257,572
18,256	Stamps.com, Inc.*	1,595,939

		12,841,418

	Investment Company — 0.1%

59,200	New Mountain Finance Corp.	763,680

	Leisure Time — 0.7%

67,426	Brunswick Corp.	3,055,746
36,900	Harley-Davidson, Inc.	1,671,570
27,813	Vista Outdoor, Inc.*	1,327,515

		6,054,831

	Lodging — 0.3%

35,300	Wyndham Worldwide Corp.	2,514,419

	Machinery - Construction & Mining — 0.2%

37,200	Oshkosh Corp.	1,774,812

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 2.4%

48,952	Albany International Corp. Class A	1,954,653
53,600	Briggs & Stratton Corp.	1,135,248
53,900	Cognex Corp.	2,323,090
41,860	Flowserve Corp.	1,890,816
71,243	Middleby Corp. (The)*	8,210,756
21,900	Nordson Corp.	1,831,059
39,700	Wabtec Corp.	2,788,131
40,900	Zebra Technologies Corp. Class A*	2,049,090

		22,182,843

	Media — 0.5%

55,460	Nexstar Broadcasting Group, Inc. Class A‡	2,638,787
67,300	TEGNA, Inc.	1,559,341

		4,198,128

	Metal Fabricate & Hardware — 0.5%

45,900	Global Brass & Copper Holdings, Inc.	1,252,611
29,600	RBC Bearings, Inc.*	2,146,000
44,967	Sun Hydraulics Corp.	1,335,070

		4,733,681

	Mining — 0.6%

23,800	Compass Minerals International, Inc.	1,765,722
132,815	Materion Corp.	3,288,499

		5,054,221

	Miscellaneous - Manufacturing — 1.6%

27,640	AO Smith Corp.	2,435,360
29,900	AptarGroup, Inc.	2,365,987
23,700	Crane Co.	1,344,264
39,784	Hexcel Corp.	1,656,606
40,100	ITT, Inc.	1,282,398
33,400	Proto Labs, Inc.*	1,922,504
45,400	Smith & Wesson Holding Corp.*	1,233,972
68,000	Textron, Inc.	2,486,080

		14,727,171

	Office & Business Equipment — 0.3%

93,800	Pitney Bowes, Inc.	1,669,640
104,800	Xerox Corp.	994,552

		2,664,192

	Office Furnishings — 0.3%

124,310	Knoll, Inc.	3,018,247

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 1.6%

85,500	Callon Petroleum Co.*	960,165
94,300	Diamond Offshore Drilling, Inc.	2,294,319
18,223	Diamondback Energy, Inc.*	1,662,120
79,900	HollyFrontier Corp.	1,899,223
27,300	Murphy USA, Inc.*	2,024,568
62,964	Parsley Energy, Inc. Class A*	1,703,806
31,800	PBF Energy, Inc. Class A	756,204
93,300	QEP Resources, Inc.	1,644,879
27,000	Tesoro Corp.	2,022,840

		14,968,124

	Oil & Gas Services — 0.8%

39,598	Dril-Quip, Inc.*	2,313,711
75,100	Matrix Service Co.*	1,238,399
26,630	Oceaneering International, Inc.	795,172
59,000	Oil States International, Inc.*	1,939,920
63,500	Superior Energy Services, Inc.	1,169,035

		7,456,237

	Packaging & Containers — 0.4%

74,600	Owens-Illinois, Inc.*	1,343,546
32,200	Packaging Corp. of America	2,155,146

		3,498,692

	Pharmaceuticals — 3.4%

97,035	Alkermes Plc*	4,193,853
79,300	Catalent, Inc.*	1,823,107
76,081	DexCom, Inc.*	6,035,506
108,256	Ironwood Pharmaceuticals, Inc.* ‡	1,415,447
41,072	Jazz Pharmaceuticals Plc*	5,803,884
19,300	Mallinckrodt Plc*	1,173,054
42,130	Nektar Therapeutics*	599,510
55,515	Neurocrine Biosciences, Inc.*	2,523,157
39,900	Omega Protein Corp.*	797,601
54,435	Pacira Pharmaceuticals, Inc.*	1,836,092
47,500	Premier, Inc. Class A*	1,553,250
90,700	Sucampo Pharmaceuticals, Inc. Class A*	994,979
31,069	VCA, Inc.*	2,100,575

		30,850,015

	Real Estate — 0.6%

335,228	Forestar Group, Inc.*	3,985,861
15,935	Jones Lang Lasalle, Inc.	1,552,866

		5,538,727

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	REITS — 6.8%

89,600	American Campus Communities, Inc. REIT	4,737,152
227,300	Annaly Capital Management, Inc. REIT	2,516,211
20,900	Apartment Investment & Management Co. REIT Class A	922,944
289,196	Brandywine Realty Trust REIT	4,858,493
78,200	Chimera Investment Corp. REIT	1,227,740
30,020	Colony Starwood Homes REIT‡	913,208
47,100	Corrections Corp. of America REIT	1,649,442
84,600	Franklin Street Properties Corp. REIT	1,038,042
58,700	Government Properties Income Trust REIT	1,353,622
100,100	Hospitality Properties Trust REIT	2,882,880
113,700	Independence Realty Trust, Inc. REIT	930,066
227,800	Lexington Realty Trust REIT	2,303,058
71,800	Mack-Cali Realty Corp. REIT	1,938,600
165,900	Medical Properties Trust, Inc. REIT	2,523,339
30,300	Mid-America Apartment Communities, Inc. REIT	3,223,920
16,500	National Health Investors, Inc. REIT	1,238,985
115,000	Physicians Realty Trust REIT	2,416,150
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	2,059,224
251,255	Ramco-Gershenson Properties Trust REIT	4,927,111
100,700	RLJ Lodging Trust REIT	2,160,015
88,500	Select Income REIT	2,300,115
158,100	Senior Housing Properties Trust REIT	3,293,223
64,830	STAG Industrial, Inc. REIT	1,543,602
252,430	Starwood Property Trust, Inc. REIT	5,230,350
99,800	Summit Hotel Properties, Inc. REIT	1,321,352
33,000	Sun Communities, Inc. REIT	2,529,120

		62,037,964

	Retail — 5.7%

78,700	American Eagle Outfitters, Inc.	1,253,691
76,127	BJ’s Restaurants, Inc.*	3,336,646
72,100	Bloomin’ Brands, Inc.	1,288,427
34,700	Burlington Stores, Inc.*	2,314,837
18,029	Casey’s General Stores, Inc.	2,370,994
42,586	Dave & Buster’s Entertainment, Inc.*	1,992,599
29,700	Dick’s Sporting Goods, Inc.	1,338,282
16,800	Dillard’s, Inc. Class A	1,018,080
41,954	Dunkin’ Brands Group, Inc.	1,830,033
59,500	Five Below, Inc.*	2,761,395
30,300	Foot Locker, Inc.	1,662,258
227,309	Fred’s, Inc. Class A	3,661,948
228,790	Haverty Furniture Cos., Inc.¤	4,125,084
31,570	Jack in the Box, Inc.	2,712,494
27,330	Lululemon Athletica, Inc.* ‡	2,018,594
18,070	Nordstrom, Inc.	687,564
9,784	Panera Bread Co. Class A*	2,073,621
49,200	Penske Automotive Group, Inc.	1,547,832
29,900	PriceSmart, Inc.	2,797,743

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

13,800	Red Robin Gourmet Burgers, Inc.*	654,534
60,400	Sonic Automotive, Inc. Class A	1,033,444
71,500	Sonic Corp.	1,934,075
39,946	Texas Roadhouse, Inc. Class A	1,821,538
12,180	Ulta Salon Cosmetics & Fragrance, Inc.*	2,967,535
76,700	Urban Outfitters, Inc.*	2,109,250
23,900	Williams-Sonoma, Inc.	1,245,907

		52,558,405

	Savings & Loans — 0.3%

71,400	Banc of California, Inc.	1,292,340
33,800	Berkshire Hills Bancorp, Inc.	909,896
45,600	United Financial Bancorp, Inc.	591,888

		2,794,124

	Semiconductors — 2.8%

60,700	Kulicke & Soffa Industries, Inc.*	738,719
902,865	Lattice Semiconductor Corp.*	4,830,327
42,505	MACOM Technology Solutions Holdings, Inc.*	1,401,815
36,300	Microchip Technology, Inc.	1,842,588
66,260	Microsemi Corp.*	2,165,377
390,750	ON Semiconductor Corp.*	3,446,415
37,300	Power Integrations, Inc.	1,867,611
33,531	Silicon Laboratories, Inc.*	1,634,301
384,255	Teradyne, Inc.	7,565,981

		25,493,134

	Shipbuilding — 0.2%

11,600	Huntington Ingalls Industries, Inc.	1,949,148

	Software — 4.2%

20,900	ANSYS, Inc.*	1,896,675
10,691	athenahealth, Inc.* ‡	1,475,465
71,421	Blackbaud, Inc.	4,849,486
23,569	Broadridge Financial Solutions, Inc.	1,536,699
60,583	Callidus Software, Inc.*	1,210,448
37,590	CyberArk Software, Ltd.*	1,826,498
39,314	Guidewire Software, Inc.*	2,428,033
16,441	j2 Global, Inc.	1,038,578
757,085	Mitel Networks Corp.*	4,762,065
58,862	MSCI, Inc. Class A	4,539,437
67,450	Qlik Technologies, Inc.*	1,995,171
66,800	SS&C Technologies Holdings, Inc.	1,875,744
21,000	Tyler Technologies, Inc.*	3,500,910
24,832	Ultimate Software Group (The), Inc.*	5,221,921

		38,157,130

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Storage/Warehousing — 0.1%

39,200	Mobile Mini, Inc.	1,357,888

	Telecommunications — 0.5%

40,910	ARRIS International Plc*	857,474
45,600	Inteliquent, Inc.	906,984
80,100	Juniper Networks, Inc.	1,801,449
31,400	Plantronics, Inc.	1,381,600

		4,947,507

	Transportation — 1.1%

31,300	Atlas Air Worldwide Holdings, Inc.*	1,296,446
80,800	Heartland Express, Inc.	1,405,112
77,475	Marten Transport, Ltd.	1,534,005
65,800	Navigator Holdings, Ltd.*	756,700
44,820	Old Dominion Freight Line, Inc.*	2,703,094
29,900	Ryder System, Inc.	1,828,086
65,200	Ship Finance International, Ltd.	961,048

		10,484,491

	TOTAL COMMON STOCKS (COST $820,256,117)	852,147,030

	INVESTMENT COMPANIES — 2.3%

43,650	iShares Russell 2000 Growth Index Fund	5,987,907
61,400	iShares Russell 2000 Value Index Fund	5,974,220
51,300	iShares Russell Mid-Cap Growth ETF	4,800,654
64,650	iShares Russell Mid-Cap Value ETF	4,802,849

	TOTAL INVESTMENT COMPANY (COST $18,137,322)	21,565,630

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.1%

	Bank Deposit — 4.9%

44,512,978	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	44,512,978

	Securities Lending Collateral — 2.1%

19,058,053	State Street Institutional U.S. Government Money Market Fund, Premier Class***	19,058,053

	U.S. Government and Agency Obligations — 0.1%

600,000	United States Treasury Bill, 0.35%, due 10/13/16‡‡	599,392

	TOTAL SHORT-TERM INVESTMENTS (COST $64,170,423)	64,170,423

	TOTAL INVESTMENTS — 102.5% (Cost $902,563,862)	937,883,083

	Other Assets and Liabilities (net) — (2.5)%	(22,669,531)

	NET ASSETS — 100.0%	$915,213,552

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

¤	Illiquid security. The total market value of the securities at period end is $4,125,084 which represents 0.5% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $4,938,336.

***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
65	Russell 2000 Mini Index	September 2016	$7,458,100	$201,048
63	S&P Mid 400 E-mini Index	September 2016	9,405,900	524,774

				$725,822

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund (formerly known as Mercer US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.1
Investment Companies	2.3
Futures Contracts	0.1
Short-Term Investments	7.1
Other Assets and Liabilities (net)	(2.6)

100.0%

See accompanying Notes to the Schedule of Investments.	25

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.1%

	Australia — 4.3%

473,395	AGL Energy, Ltd.	6,820,547
172,812	ALS Ltd.	637,587
55,885	Altium, Ltd.	270,218
105,678	Aristocrat Leisure, Ltd.	1,090,199
1,081,960	Asaleo Care, Ltd.	1,699,562
372,118	Aurizon Holdings, Ltd.	1,345,788
259,978	Australia & New Zealand Banking Group, Ltd.	4,732,552
294,184	Australian Pharmaceutical Industries, Ltd.	369,964
294,129	BGP Holdings Plc¤ ****	—
44,429	BHP Billiton, Ltd., Sponsored ADR	1,268,892
53,473	BHP Billiton, Ltd.	760,385
6,169	Blackmores, Ltd.	608,558
85,866	BlueScope Steel, Ltd.	411,074
1,618,373	Brambles, Ltd.	14,992,950
145,465	carsales.com, Ltd.	1,341,435
70,772	Charter Hall Retail REIT	250,837
3,845	Cochlear, Ltd.	348,186
267,154	Computershare, Ltd.	1,837,216
56,517	Crown Resorts, Ltd.	533,870
765,905	CSR, Ltd.	2,095,364
249,269	Downer EDI, Ltd.	714,310
133,753	DuluxGroup, Ltd.	631,279
107,437	Estia Health, Ltd.	372,578
1,556,517	Evolution Mining, Ltd.	2,709,063
13,394	Flight Centre Travel Group, Ltd.	317,230
205,062	Fortescue Metals Group, Ltd.	551,037
91,100	G8 Education, Ltd.	259,388
396,152	Genworth Mortgage Insurance Australia, Ltd.	817,527
358,506	Harvey Norman Holdings, Ltd.‡	1,240,938
408,674	Incitec Pivot, Ltd.	914,903
434,497	Investa Office Fund REIT	1,387,870
15,983	IRESS, Ltd.	130,592
45,800	Macquarie Group, Ltd.	2,378,091
56,666	Magellan Financial Group, Ltd.	948,426
113,517	Mayne Pharma Group, Ltd.*	162,419
130,170	McMillan Shakespeare, Ltd.	1,335,861
505,672	Metcash, Ltd.* ‡	720,770
694,798	Myer Holdings, Ltd.‡	583,442
125,280	MYOB Group, Ltd.	323,855
68,202	Newcrest Mining, Ltd.*	1,170,895
132,788	NEXTDC, Ltd.*	346,897
173,622	Northern Star Resources, Ltd.	640,079
56,589	Nufarm, Ltd.	313,439
191,680	Orica, Ltd.‡	1,772,962
167,346	Orora, Ltd.	345,977
237,603	OZ Minerals, Ltd.	1,008,781
84,729	Premier Investments, Ltd.	904,390
614,352	Primary Health Care, Ltd.	1,817,475

26	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Australia — continued

909,513	Qantas Airways, Ltd.*	1,914,576
18,226	Ramsay Health Care, Ltd.	978,510
13,126	REA Group, Ltd.‡	583,482
68,299	Regis Healthcare, Ltd.‡	240,459
177,915	Sandfire Resources NL	701,577
437,288	Scentre Group REIT	1,605,759
1,477,346	Sigma Pharmaceuticals, Ltd.	1,250,211
81,553	Sims Metal Management, Ltd.	480,654
123,982	St. Barbara, Ltd.*	272,970
394,498	Star Entertainment Grp, Ltd. (The)	1,592,813
72,071	Suncorp Group, Ltd.	659,133
269,252	Tatts Group, Ltd.	769,154
119,346	TPG Telecom, Ltd.	1,060,113
189,873	Treasury Wine Estates, Ltd.	1,311,342
115,518	Vocus Communications, Ltd.****	752,119
44,338	Wesfarmers, Ltd.	1,333,224
28,914	Westpac Banking Corp.	641,059
98,375	Woolworths, Ltd.	1,542,011

	Total Australia	83,924,824

	Austria — 0.7%

5,583	ANDRITZ AG	265,567
376,860	Erste Group Bank AG*	8,627,485
69,200	OMV AG	1,940,658
37,607	Voestalpine AG‡	1,259,787
41,870	Wienerberger AG	587,778

	Total Austria	12,681,275

	Belgium — 0.8%

55,042	Ageas	1,903,724
35,516	Anheuser-Busch InBev NV, Sponsored ADR	4,676,747
38,944	Anheuser-Busch InBev NV	5,124,708
3,937	Befimmo SA REIT	253,651
12,650	Delhaize Group SA, Sponsored ADR	332,189
39,896	KBC Group NV*	1,958,023
18,301	Orange Belgium SA*	422,879
21,293	Proximus SADP	675,014

	Total Belgium	15,346,935

	Bermuda — 0.3%

2,127,233	Esprit Holdings, Ltd.*	1,588,606
163,088	Hiscox, Ltd.	2,258,340
313,800	Seadrill, Ltd.*	1,016,712

	Total Bermuda	4,863,658

	Brazil — 0.1%

674,100	JBS SA	2,104,097

See accompanying Notes to the Schedule of Investments.	27

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Canada — 1.5%

118,003	Alamos Gold, Inc. Class A*	1,014,826
60,745	Barrick Gold Corp. (New York Exchange)	1,296,906
108,400	Barrick Gold Corp. (Toronto Exchange)	2,302,050
19,229	Fairfax Financial Holdings, Ltd.	10,302,699
11,875	First Majestic Silver Corp.*	161,262
230,918	First Quantum Minerals, Ltd.	1,612,710
109,100	Goldcorp, Inc.	2,087,083
87,800	HudBay Minerals, Inc.	417,129
49,500	Killam Apartment Real Estate Investment Trust REIT	483,680
164,700	Kinross Gold Corp.*	805,383
137,900	Lundin Mining Corp.*	462,958
66,000	Milestone Apartments Real Estate Investment Trust REIT	959,991
115,100	New Gold, Inc.*	504,138
60,653	Pan American Silver Corp.	997,742
125,200	Tahoe Resources, Inc.	1,874,244
241,804	Teck Resources, Ltd. Class B	3,184,558
227,300	Yamana Gold, Inc.	1,181,960

	Total Canada	29,649,319

	Cayman Islands — 1.1%

1,863,000	China Hongqiao Group, Ltd.	1,255,059
3,714,000	Jiangnan Group, Ltd.	596,572
2,741,000	Lee & Man Paper Manufacturing, Ltd.	2,038,135
618,250	Tencent Holdings, Ltd.	14,101,060
2,170,000	United Laboratories International Holdings, Ltd. (The)*	859,198
3,810,000	Universal Health International Group Holding, Ltd.	220,473
1,292,500	WH Group, Ltd.	1,022,709
268,000	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.* ****	93,963
2,144,000	Xinyi Glass Holdings, Ltd.	1,580,756

	Total Cayman Islands	21,767,925

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,142,947
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,394,970

	Total China	2,537,917

	Denmark — 1.6%

98,839	Danske Bank AS	2,621,123
203,190	DSV AS	8,549,614
28,393	Jyske Bank AS	1,084,180
124,407	Pandora AS	16,900,585
37,648	Sydbank AS	949,614
291,819	TDC AS	1,429,475

	Total Denmark	31,534,591

	Faroe Islands — 0.0%

17,152	Bakkafrost P/F	647,219

28	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.7%

107,202	Fortum OYJ	1,719,406
24,290	Huhtamaki OYJ	1,010,714
85,082	Kemira OYJ‡	1,017,676
36,230	Kesko OYJ Class B	1,543,742
72,007	Neste OYJ	2,582,716
146,572	Sponda OYJ	636,253
213,477	UPM-Kymmene OYJ	3,917,673
19,520	Wartsila OYJ Abp	799,701

	Total Finland	13,227,881

	France — 7.9%

60,647	Airbus Group SE	3,525,481
12,300	Atos SE	1,028,513
298,700	AXA SA	6,007,252
178,427	BNP Paribas SA	8,030,388
134,294	Carrefour SA	3,326,011
40,716	Cie de Saint-Gobain	1,560,347
129,388	CNP Assurances	1,919,817
255,454	Credit Agricole SA	2,166,132
262,185	Danone SA	18,507,342
47,584	Dassault Systemes SA	3,637,434
63,762	Edenred	1,317,027
223,999	Electricite de France SA‡	2,756,379
327,255	Engie SA	5,287,105
49,130	Essilor International SA	6,545,924
187,421	Etablissements Maurel et Prom* ‡	606,910
14,403	Euler Hermes Group	1,212,894
42,863	IPSOS	1,219,232
12,803	L’Oreal SA	2,451,682
93,634	Legrand SA	4,836,264
56,503	Metropole Television SA	943,921
223,200	Natixis SA	858,185
45,740	Neopost SA	1,060,775
35,220	Nexans SA*	1,485,433
457,552	Orange SA	7,481,740
87,324	Pernod Ricard SA	9,737,292
21,065	Renault SA	1,606,858
86,800	Sanofi	7,304,116
137,257	Schneider Electric SE	8,131,809
158,045	Societe Generale SA	5,000,062
68,561	Suez	1,081,007
17,000	Thales SA	1,428,293
6,800	Total SA, Sponsored ADR	327,080
430,160	Total SA	20,765,460
52,364	UBISOFT Entertainment*	1,928,865
156,840	Valeo SA	7,012,441
236,624	Vallourec SA* ‡	861,076
118,551	Veolia Environnement SA	2,578,248

	Total France	155,534,795

See accompanying Notes to the Schedule of Investments.	29

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Germany — 7.8%

80,620	Adidas AG	11,509,216
20,000	Allianz SE, Sponsored ADR	288,000
31,995	Allianz SE	4,563,321
28,067	alstria office REIT-AG*	379,471
22,267	Aurubis AG	1,010,182
23,200	BASF SE	1,771,774
91,295	Bayer AG	9,195,318
22,808	Bayerische Motoren Werke AG	1,673,382
12,486	Bechtle AG	1,312,836
13,419	Beiersdorf AG	1,269,406
70,724	Brenntag AG	3,421,409
16,951	CANCOM SE	843,120
37,605	Daimler AG	2,245,025
158,393	Deutsche Bank AG*	2,157,561
129,200	Deutsche Lufthansa AG	1,505,794
103,981	Deutsche Telekom AG	1,771,100
226,603	Deutsche Wohnen AG	7,698,547
116,064	Deutz AG	478,164
66,623	DIC Asset AG	626,351
400,674	E.ON SE	4,012,933
52,900	Evonik Industries AG	1,576,257
103,960	Fresenius Medical Care AG & Co. KGaA	9,004,937
130,552	GEA Group AG	6,142,787
113,462	HeidelbergCement AG	8,516,613
304,932	Infineon Technologies AG	4,386,756
130,943	Jenoptik AG	2,157,188
79,600	K+S AG‡	1,634,952
156,345	Kloeckner & Co. SE*	1,728,582
35,737	LEG Immobilien AG*	3,343,710
22,512	Leoni AG‡	614,764
65,300	METRO AG	1,999,768
25,843	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	4,323,764
734	Rational AG	339,110
27,895	Rheinmetall AG	1,649,213
43,290	Salzgitter AG	1,141,926
11,723	SAP SE, Sponsored ADR	879,459
52,249	SAP SE	3,909,709
73,594	Siemens AG	7,546,975
12,250	Sixt SE‡	631,949
19,333	SMA Solar Technology AG‡	949,867
19,617	Software AG	666,259
33,833	STADA Arzneimittel AG	1,745,976
183,788	Symrise AG	12,536,959
127,027	TAG Immobilien AG‡	1,668,077
52,401	Talanx AG*	1,555,108
7,311	United Internet AG	301,980
219,587	Vonovia SE	8,022,552
280,940	Zalando SE*	7,445,375

	Total Germany	154,153,482

30	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Gibraltar — 0.0%

119,955	888 Holdings Plc	325,300

	Hong Kong — 1.4%

2,528,400	AIA Group, Ltd.	15,203,203
257,000	CLP Holdings, Ltd.	2,630,859
329,500	Link REIT	2,254,192
3,458,000	PCCW, Ltd.	2,325,057
407,500	Power Assets Holdings, Ltd.	3,741,237
342,000	Wheelock & Co., Ltd.	1,617,549

	Total Hong Kong	27,772,097

	Hungary — 0.2%

28,700	MOL Hungarian Oil & Gas Plc	1,661,703
70,367	Richter Gedeon Nyrt	1,399,529

	Total Hungary	3,061,232

	India — 0.4%

323,400	KPIT Technologies, Ltd.	895,330
211,400	Tata Motors, Ltd., Sponsored ADR*	7,329,238

	Total India	8,224,568

	Indonesia — 0.3%

6,800,900	Bank Mandiri Persero Tbk PT	4,930,202
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,399,851

	Total Indonesia	6,330,053

	Ireland — 0.6%

5,208,741	Bank of Ireland*	1,086,634
313,147	C&C Group Plc	1,228,119
144,791	James Hardie Industries Plc, ADR	2,214,280
26,015	Kerry Group Plc Class A	2,313,901
30,796	Kingspan Group Plc	667,131
55,990	Ryanair Holdings Plc, Sponsored ADR	3,893,545

	Total Ireland	11,403,610

	Isle Of Man — 0.1%

89,843	GVC Holdings Plc	679,628
82,555	Playtech Plc	881,363

	Total Isle of Man	1,560,991

	Israel — 0.2%

10,831	Elbit Systems, Ltd.	983,652
30,409	First International Bank Of Israel, Ltd.	373,896
1,900	Orbotech, Ltd.*	48,545
57,900	Teva Pharmaceutical Industries, Ltd.	2,937,159

	Total Israel	4,343,252

See accompanying Notes to the Schedule of Investments.	31

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Italy — 1.2%

56,792	Amplifon Spa‡	532,557
183,100	Astaldi Spa‡	748,243
12,685	Danieli & C. Officine Meccaniche Spa	177,357
95,081	Davide Campari-Milano Spa	943,059
11,711	DiaSorin Spa	719,392
1,970,537	Enel Spa	8,773,430
106,367	ENI Spa	1,719,116
339,527	Hera Spa	929,770
190,348	Iren Spa	294,799
127,100	Mediobanca Spa	739,188
63,993	Recordati Spa	1,926,110
551,616	Saras Spa‡	956,790
238,876	Snam Spa	1,430,657
288,428	Terna Rete Elettrica Nazionale Spa	1,608,868
735,340	UniCredit Spa	1,643,242
415,739	Unipol Gruppo Finanziario Spa	978,811

	Total Italy	24,121,389

	Japan — 19.1%

94,000	Aeon Co., Ltd.	1,465,867
92,800	Ajinomoto Co., Inc.	2,192,772
5,700	Ariake Japan Co., Ltd.	339,243
64,600	Asahi Group Holdings, Ltd.	2,097,621
404,600	Astellas Pharma, Inc.	6,373,363
242,000	Calbee, Inc.	10,112,030
149,000	Calsonic Kansei Corp.	1,136,688
470,000	Central Glass Co., Ltd.	2,027,609
6,300	Central Japan Railway Co.	1,122,414
47,500	Century Tokyo Leasing Corp.	1,534,861
228,294	Chiba Bank, Ltd. (The)	1,083,883
91,800	Chubu Electric Power Co., Inc.	1,315,730
20,600	Coca-Cola East Japan Co., Ltd.	395,848
18,000	Coca-Cola West Co., Ltd.‡	510,955
74,500	COMSYS Holdings Corp.	1,209,471
2,600	Create SD Holdings Co., Ltd.	73,786
148,700	Dai-ichi Life Insurance Co., Ltd. (The)	1,659,518
134,100	Daicel Corp.	1,396,076
182,400	Daihatsu Motor Co., Ltd.‡	2,384,605
187,400	Daiichi Sanyko Co., Ltd.	4,551,624
302,246	Daiwa Securities Group, Inc.	1,599,120
12,800	Denso Corp.	452,636
72,100	DIC Corp.‡	1,510,728
25,100	Eisai Co., Ltd.	1,403,759
20,900	Enplas Corp.	554,175
5,700	Ezaki Glico Co., Ltd.	333,590
129,600	Fuji Oil Holdings, Inc.	2,413,622
352,000	Fujikura, Ltd.	1,625,138
114,100	Fujitec Co., Ltd.	986,357
38,097	Glory, Ltd.	1,035,433

32	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

223,294	Hachijuni Bank, Ltd. (The)	976,285
37,700	Hirose Electric Co., Ltd.‡	4,639,023
59,600	Hitachi High-Technologies Corp.	1,634,090
789,000	Hitachi, Ltd.	3,301,374
36,700	IBJ Leasing Co., Ltd.	635,695
252,600	Inpex Corp.	1,983,632
177,100	Isuzu Motors, Ltd.	2,181,883
106,300	Ito En, Ltd.‡	4,119,893
210,000	Itochu Corp.	2,568,385
70,600	Japan Airlines Co., Ltd.	2,280,922
398,600	Japan Tobacco, Inc.	16,073,219
89,700	JFE Holdings, Inc.‡	1,168,379
321,714	Joyo Bank, Ltd. (The)	1,207,110
146,000	Kaneka Corp.	973,463
663,000	Kanematsu Corp.	1,049,276
263,008	Kao Corp.	15,277,781
786,400	KDDI Corp.	24,096,564
75,600	Keihin Corp.	1,169,109
49,200	Kewpie Corp.	1,568,946
125,000	Kirin Holdings Co., Ltd.‡	2,114,825
88,000	Kobayashi Pharmaceutical Co., Ltd.‡	3,918,017
104,400	Komori Corp.‡	1,167,188
376,800	Konica Minolta, Inc.	2,750,497
9,986	Kose Corp.	843,533
614,200	Kubota Corp.	8,280,340
342,000	KYB Corp.	1,107,786
64,000	Kyowa Hakko Kirin Co., Ltd.‡	1,094,122
71,000	Kyudenko Corp.‡	2,106,041
6,200	Lawson, Inc.	494,760
59,000	Lion Corp.	973,213
335,200	Marubeni Corp.	1,514,622
38,400	Matsumotokiyoshi Holdings Co., Ltd.	1,877,209
16,500	Megmilk Snow Brand Co., Ltd.	576,991
8,800	MEIJI Holdings Co., Ltd.	899,343
56,800	MISUMI Group, Inc.	1,023,914
146,200	Mitsubishi Chemical Holdings Corp.	671,189
370,000	Mitsubishi Gas Chemical Co., Inc.	1,931,841
81,700	Mitsubishi Tanabe Pharma Corp.	1,475,059
90,900	Mitsubishi UFJ Financial Group, Inc.	407,837
471,000	Mitsui Mining & Smelting Co., Ltd.	784,933
1,773,900	Mizuho Financial Group, Inc.	2,556,366
4,700	Mochida Pharmaceutical Co., Ltd.	380,547
43,000	Morinaga Milk Industry Co., Ltd.	300,011
66,900	MS&AD Insurance Group Holdings, Inc.	1,734,305
539,000	NEC Corp.	1,258,710
72,200	Nichicon Corp.	469,938
75,000	Nichirei Corp.	689,930
163,500	Nihon Kohden Corp.	4,611,429
397,000	Nippon Chemi-Con Corp.	484,739
216,000	Nippon Electric Glass Co., Ltd.	906,943

See accompanying Notes to the Schedule of Investments.	33

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

54,000	Nippon Flour Mills Co., Ltd.	423,122
248,000	Nippon Soda Co., Ltd.	1,000,142
54,705	Nippon Telegraph & Telephone Corp., ADR	2,575,511
286,700	Nippon Telegraph & Telephone Corp.	13,547,255
54,500	Nisshin Seifun Group, Inc.	876,897
130,000	Nisshinbo Holdings, Inc.	1,181,053
20,300	Nissin Foods Holdings Co., Ltd.	1,112,516
224,200	Nomura Research Institute, Ltd.	8,219,201
335,241	North Pacific Bank, Ltd.	914,327
536,800	NTT DoCoMo, Inc.	14,539,201
69,100	Obic Co., Ltd.	3,802,498
16,600	Okinawa Electric Power Co., Inc. (The)	349,440
57,000	Omron Corp.	1,859,059
584,800	Orix Corp.	7,516,712
364,000	Osaka Gas Co., Ltd.	1,403,019
68,200	Otsuka Holdings Co., Ltd.	3,163,415
11,300	PeptiDream, Inc.* ‡	673,465
370,000	Prima Meat Packers, Ltd.	1,122,165
431,500	Resona Holdings, Inc.	1,582,178
165,300	Ricoh Co., Ltd.	1,437,816
57,000	Ryohin Keikaku Co., Ltd.	13,920,265
21,534	Sankyo Co., Ltd.	808,111
218,000	Sankyu, Inc.	1,172,788
359,300	Santen Pharmaceutical Co., Ltd.	5,640,145
25,300	Sawai Pharmaceutical Co., Ltd.	1,962,243
66,600	Secom Co., Ltd.	4,948,202
116,500	Seiko Epson Corp.	1,873,957
264,300	Senshu Ikeda Holdings, Inc.	990,756
153,400	Seven & I Holdings Co., Ltd.	6,446,480
212,000	Shindengen Electric Manufacturing Co., Ltd.	673,597
33,000	Shionogi & Co., Ltd.	1,806,517
56,400	Ship Healthcare Holdings, Inc.	1,752,356
99,500	Softbank Group Corp.	5,666,246
896,700	Sojitz Corp.	2,127,653
79,400	Sony Financial Holdings, Inc.	897,089
77,100	Sumitomo Dainippon Pharma Co., Ltd.‡	1,339,723
91,600	Sumitomo Electric Industries, Ltd.	1,213,630
220,441	Sumitomo Mitsui Financial Group, Inc.	6,361,686
128,300	Sumitomo Rubber Industries, Ltd.‡	1,719,819
160,400	Suntory Beverage & Food, Ltd.	7,265,535
23,100	Sysmex Corp.	1,589,399
75,800	Takeda Pharmaceutical Co., Ltd.	3,293,362
30,300	TDK Corp.	1,699,447
166,600	Terumo Corp.	7,110,534
185,000	Toho Gas Co., Ltd.‡	1,515,049
83,200	Tohoku Electric Power Co., Inc.	1,050,241
70,100	Tokio Marine Holdings, Inc.	2,334,115
255,100	Tokyo Electric Power Co Holdings, Inc.*	1,082,810
18,000	Towa Pharmaceutical Co., Ltd.‡	940,373
125,600	Toyo Suisan Kaisha, Ltd.	5,107,699

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

45,900	Toyoda Gosei Co., Ltd.	821,200
71,100	TS Tech Co., Ltd.	1,742,935
39,200	Tsumura & Co.‡	1,065,083
25,400	United Super Markets Holdings, Inc.	260,450
148,170	USS Co., Ltd.	2,446,207
96,900	Valor Holdings Co., Ltd.	2,585,127
43,600	Yamaha Corp.‡	1,179,515
47,500	Yamaha Motor Co., Ltd.‡	724,041
375,662	Yamato Holdings Co., Ltd.	8,660,659
38,400	Yamato Kogyo Co., Ltd.	874,745
38,000	Yamazaki Baking Co., Ltd.	1,060,770
73,000	Yokohama Rubber Co., Ltd. (The)‡	916,060

	Total Japan	375,155,340

	Luxembourg — 0.2%

106,700	SAF-Holland SA	1,180,851
235,952	Tenaris SA‡	3,415,921

	Total Luxembourg	4,596,772

	Malaysia — 0.1%

748,700	Tenaga Nasional Bhd	2,619,138

	Malta — 0.1%

193,384	Unibet Group Plc, SDR	1,766,580

	Mauritius — 0.0%

2,915,900	Golden Agri-Resources, Ltd.	765,201

	Mexico — 0.3%

1,096,323	Cemex SAB de CV, Sponsored ADR*	6,764,313

	Netherlands — 2.8%

271,833	Aegon NV	1,085,473
58,629	Akzo Nobel NV	3,692,520
34,940	ASM International NV	1,364,885
11,607	Core Laboratories NV	1,437,991
123,643	Heineken NV	11,437,323
719,175	ING Groep NV, ADR	7,483,054
24,397	Koninklijke DSM NV	1,415,137
84,023	Koninklijke Philips NV	2,098,761
107,500	NN Group NV	2,989,663
86,264	NXP Semiconductors NV*	6,757,922
282,422	RELX NV	4,934,008
55,122	TKH Group NV, ADR	1,866,494
162,994	Unilever NV, ADR	7,606,839

	Total Netherlands	54,170,070

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.6%

713,721	Air New Zealand, Ltd.	1,069,941
183,821	Contact Energy, Ltd.	679,484
80,187	Fisher & Paykel Healthcare Corp., Ltd.	574,130
171,748	Fletcher Building, Ltd.	1,053,267
126,361	Infratil, Ltd.	288,121
545,879	Kiwi Property Group, Ltd.	579,533
302,383	Meridian Energy, Ltd.	569,494
248,991	Sky City Entertainment Group, Ltd.	812,067
907,515	Sky Network Television, Ltd.‡	3,082,375
802,092	Spark New Zealand, Ltd.	2,027,710
231,002	Trade Me Group, Ltd.	763,146

	Total New Zealand	11,499,268

	Norway — 0.9%

81,052	Det Norske Oljeselskap ASA*	986,825
523,106	DNB ASA	6,325,034
11,962	Leroy Seafood Group ASA	563,432
31,729	Marine Harvest ASA*	533,756
157,623	Orkla ASA	1,396,326
115,949	Salmar ASA	3,462,813
110,014	SpareBank 1 SMN	615,031
70,600	Statoil ASA‡	1,222,584
426,276	Storebrand ASA*	1,608,097
42,500	Yara International ASA	1,349,402

	Total Norway	18,063,300

	Philippines — 0.1%

2,449,800	Nickel Asia Corp.	264,458
6,261,800	Vista Land & Lifescapes, Inc.	713,357

	Total Philippines	977,815

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,261,667

	Portugal — 0.6%

782,528	Banco Espirito Santo SA* ¤ ****	—
691,676	Jeronimo Martins SGPS SA	10,908,922
140,619	Navigator Co. SA (The)	393,528
825,137	Sonae SGPS SA	650,187

	Total Portugal	11,952,637

	Russia — 0.2%

346,335	Gazprom PJSC, Sponsored ADR	1,495,700
60,584	MMC Norilsk Nickel PJSC, (London Exchange), ADR	806,463
32,432	Tatneft PJSC, (London Exchange), Sponsored ADR	999,018

	Total Russia	3,301,181

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.2%

506,300	Ascendas Hospitality Trust REIT‡	254,249
146,200	DBS Group Holdings, Ltd.	1,724,076
775,700	Wilmar International, Ltd.	1,891,502
1,209,600	Yangzijiang Shipbuilding Holdings, Ltd.	815,688

	Total Singapore	4,685,515

	South Africa — 0.1%

113,251	MTN Group, Ltd.	1,113,783

	South Korea — 0.3%

35,889	Kia Motors Corp.	1,351,681
3,220	Samsung Electronics Co., Ltd.	4,008,445
6,440	SK Telecom Co., Ltd.	1,205,067

	Total South Korea	6,565,193

	Spain — 2.0%

63,419	ACS Actividades de Construccion y Servicios SA	1,739,636
2,595	Aena SA	342,075
256,463	Amadeus IT Holding SA Class A	11,247,403
309,821	Banco Santander SA	1,207,564
215,000	Distribuidora Internacional de Alimentacion SA‡	1,264,254
22,176	Ebro Foods SA	510,246
36,061	Enagas SA	1,098,267
317,118	Ence Energia y Celulosa SA	761,299
101,261	Endesa SA‡	2,038,811
75,058	Gamesa Corp. Tecnologica SA	1,483,903
261,233	Gas Natural SDG SA‡	5,186,121
1,122,843	Iberdrola SA	7,592,531
20,191	Let’s GOWEX SA* ‡ ¤ ****	—
714,400	Mapfre SA‡	1,581,496
15,983	Red Electrica Corp. SA	1,426,497
207,956	Repsol SA	2,640,995

	Total Spain	40,121,098

	Sweden — 2.5%

96,376	Boliden AB	1,869,611
53,960	Electrolux AB Class B	1,463,484
123,505	Fingerprint Cards AB Class B* ‡	1,192,286
43,097	Hufvudstaden AB Class A	673,919
69,764	Industrivarden AB Class C	1,125,959
45,985	Investor AB Class B	1,536,157
462,970	Lundin Petroleum AB*	8,358,245
704,805	Nordea Bank AB	5,944,822
17,542	Ratos AB Class B	85,100
368,300	SAS AB* ‡	699,424
477,880	Skandinaviska Enskilda Banken AB Class A	4,147,186
115,000	SKF AB Class B	1,833,669
138,465	Svenska Cellulosa AB SCA Class B	4,409,230

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

457,050	Svenska Handelsbanken AB Class A	5,520,808
9,037	Swedish Match AB	313,607
869,129	Telefonaktiebolaget LM Ericsson Class B	6,633,889
856,998	Telia Co. AB	4,037,158

	Total Sweden	49,844,554

	Switzerland — 7.9%

124,264	ABB, Ltd.*	2,453,347
23,719	Actelion, Ltd.*	3,989,362
19,505	Adecco Group AG	984,899
35,600	Aryzta AG* ‡	1,311,257
12,028	Ascom Holding AG	191,498
11,419	Autoneum Holding AG	2,674,740
5,932	Bucher Industries AG	1,393,978
2,227	Burckhardt Compression Holding AG‡	694,345
31,800	Cembra Money Bank AG*	2,233,498
41	Chocoladefabriken Lindt & Spruengli AG	244,455
47,861	Clariant AG*	810,945
82,184	Coca-Cola HBC AG*	1,664,488
197,300	Credit Suisse Group AG*	2,107,465
463	Emmi AG*	282,688
4,467	Geberit AG	1,691,415
4,439	Georg Fischer AG	3,549,588
4,448	Givaudan SA	8,959,073
18,795	Implenia AG‡	1,243,176
195,954	Julius Baer Group, Ltd.*	7,893,295
12,864	Kudelski SA*	257,146
70,800	Logitech International SA	1,155,132
9,354	Lonza Group AG*	1,553,743
2,252	Mobimo Holding AG*	513,954
535,005	Nestle SA	41,365,406
10,585	Rieter Holding AG*	2,168,528
102,716	Roche Holding AG	27,184,193
10,203	Schindler Holding AG	1,853,227
2,752	SGS SA	6,325,168
17,200	Swiss Life Holding AG*	3,982,804
41,523	Swiss Re AG	3,638,771
3,480	Swisscom AG	1,732,785
7,155	Syngenta AG*	2,749,170
1,732	Tecan Group AG	270,384
11,043	Temenos Group AG*	551,382
4,178	U-Blox AG* ‡	898,924
509,468	UBS Group AG	6,607,367
13,634	Vontobel Holding AG	587,862
28,813	Zurich Insurance Group AG*	7,145,778

	Total Switzerland	154,915,236

	Taiwan — 0.5%

608,000	Fubon Financial Holding Co., Ltd.	715,989
355,968	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	9,337,041

	Total Taiwan	10,053,030

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%

16,831,100	Quality Houses PCL	1,274,067
23,666,400	Sansiri PCL	1,245,955

	Total Thailand	2,520,022

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	895,917

	United Kingdom — 19.7%

252,378	3i Group Plc	1,886,217
40,246	Abcam Plc	415,567
159,117	Aberdeen Asset Management Plc	617,467
305,030	Admiral Group Plc	8,360,322
42,397	ARM Holdings Plc, Sponsored ADR	1,929,487
662,129	Ashtead Group Plc	9,541,916
81,752	AstraZeneca Plc, Sponsored ADR	2,468,093
45,800	AstraZeneca Plc	2,737,796
2,012,068	Auto Trader Group Plc	9,553,734
995,582	BAE Systems Plc	7,010,030
198,195	Barclays Plc, Sponsored ADR	1,506,282
712,929	Barclays Plc	1,362,948
211,562	Barratt Developments Plc	1,163,402
256,120	BBA Aviation Plc	761,830
30,388	Bellway Plc	771,506
43,526	Berendsen Plc	712,063
49,134	Berkeley Group Holdings Plc	1,679,593
241,588	BHP Billiton Plc	3,051,504
15,793	BHP Billiton Plc, ADR	400,826
296,743	BP Plc, Sponsored ADR	10,537,344
1,259,682	BP Plc	7,386,370
220,469	British American Tobacco Plc	14,405,834
48,592	British American Tobacco Plc, Sponsored ADR	6,291,692
133,650	Britvic Plc	1,049,235
30,028	BT Group Plc, Sponsored ADR	836,280
232,350	BT Group Plc	1,288,350
288,800	Bunzl Plc	8,969,970
374,146	Cairn Energy Plc*	1,042,709
349,974	Carillion Plc‡	1,107,675
164,720	Carnival Plc	7,343,500
570,622	Centrica Plc	1,729,944
1,418,194	Cobham Plc	2,987,678
34,700	Coca-Cola European Partners Plc	1,238,443
755,585	Compass Group Plc	14,462,705
150,255	Crest Nicholson Holdings Plc	718,017
64,807	Diageo Plc, Sponsored ADR	7,315,414
28,639	Dialog Semiconductor Plc*	862,918
59,166	Domino’s Pizza Group Plc	264,440
259,768	Drax Group Plc‡	1,136,807
126,585	easyJet Plc	1,846,444
1,329,709	Evraz Plc*	2,433,142

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

176,882	Experian Plc	3,373,804
701,600	Firstgroup Plc*	950,878
70,262	Fresnillo Plc	1,559,209
487,400	GKN Plc	1,761,677
70,353	GlaxoSmithKline Plc, Sponsored ADR	3,049,099
1,975,469	Glencore Plc	4,052,981
126,176	Greene King Plc	1,322,591
47,696	Greggs Plc	620,897
359,255	Halma Plc	4,896,101
246,698	Home Retail Group Plc	503,088
87,310	HSBC Holdings Plc, Sponsored ADR	2,733,676
402,196	HSBC Holdings Plc	2,523,016
225,854	IG Group Holdings Plc	2,452,382
372,984	IMI Plc	4,839,799
94,889	Imperial Brands Plc	5,172,511
116,836	Inmarsat Plc	1,259,286
33,293	InterContinental Hotels Group Plc	1,242,300
151,555	Intermediate Capital Group Plc	997,626
60,794	Intertek Group Plc	2,850,729
618,751	ITV Plc	1,500,907
1,838,845	J Sainsbury Plc‡	5,726,443
133,342	Jardine Lloyd Thompson Group Plc	1,684,288
306,593	John Wood Group Plc	2,822,626
351,466	KAZ Minerals Plc*	642,129
212,200	Kingfisher Plc	919,783
4,197,051	Lloyds Banking Group Plc	3,099,087
248,730	London Stock Exchange Group Plc	8,460,623
578,145	Man Group Plc	899,749
335,675	Marks & Spencer Group Plc	1,433,178
179,869	Meggitt Plc	979,792
270,400	Mitchells & Butlers Plc	844,621
65,917	National Grid Plc, Sponsored ADR	4,899,611
321,050	National Grid Plc	4,740,884
1,294,785	Old Mutual Plc	3,504,653
211,900	Paragon Group of Cos. Plc (The)	689,840
341,351	Paysafe Group Plc*	1,801,176
56,691	Pearson Plc, Sponsored ADR	736,416
37,883	Persimmon Plc	742,341
48,478	Petrofac, Ltd.	505,929
302,173	Premier Farnell Plc	665,712
1,132,996	QinetiQ Group Plc	3,408,051
398,303	Reckitt Benckiser Group Plc	40,238,585
187,599	Redrow Plc	807,684
13,824	Rightmove Plc	676,730
102,780	Rio Tinto Plc	3,190,189
171,895	Royal Dutch Shell Plc Class B	4,746,693
318,773	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	8,752,123
24,500	Royal Dutch Shell Plc (Turquoise) Class A, Sponsored ADR	1,352,890
19,640	Severn Trent Plc	644,255
218,560	Shire Plc	13,514,924

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

11,780	Shire Plc, ADR	2,168,462
25,148	Smith & Nephew Plc, Sponsored ADR	863,079
103,361	Spectris Plc	2,527,152
68,204	Spirax-Sarco Engineering Plc	3,418,798
82,276	SSE Plc	1,727,556
738,134	St James’s Place Plc	7,939,258
232,817	Stagecoach Group Plc	720,664
160,456	SVG Capital Plc* ¤	1,111,542
216,805	Tate & Lyle Plc	1,941,223
26,801	Unilever Plc, Sponsored ADR	1,284,036
41,872	Unilever Plc	2,016,852
90,364	Vodafone Group Plc, Sponsored ADR	2,791,344
1,965,753	Vodafone Group Plc	6,009,075
203,609	Weir Group Plc (The)	3,922,179
656,700	WM Morrison Supermarkets Plc‡	1,654,128
232,240	Wolseley Plc	12,086,062
3,168,930	Worldpay Group Plc*	11,582,693
94,578	WPP Plc	1,971,883

	Total United Kingdom	387,715,042

	United States — 2.3%

186,108	Analog Devices, Inc.	10,541,157
256,566	Cadence Design Systems, Inc.*	6,234,554
141,570	Colgate-Palmolive Co.	10,362,924
36,927	Nordson Corp.	3,087,466
191,993	NVIDIA Corp.	9,025,591
83,812	Texas Instruments, Inc.	5,250,822

	Total United States	44,502,514

	TOTAL COMMON STOCKS (COST $1,802,909,480)	1,810,941,596

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

323,700	iShares MSCI EAFE Index Fund	18,065,697

	TOTAL INVESTMENT COMPANY (COST $17,899,439)	18,065,697

	PREFERRED STOCKS — 0.7%

	Brazil — 0.1%

800,360	Itausa - Investimentos Itau SA, 4.64%	1,896,132

	Germany — 0.6%

98,916	Henkel AG & Co. KGaA, 1.36%	12,041,136

	Spain — 0.0%

7,892	Grifols SA, 2.14% Series B	131,713

	TOTAL PREFERRED STOCKS (COST $10,277,161)	14,068,981

	RIGHTS — 0.0%

	Australia — 0.0%

65,807	Mayne Pharma Group, Ltd., Strike Price 1.28 AUD, Expires 07/15/16* ****	31,436

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares		Description	Value ($)

		Spain — 0.0%

63,419		ACS Actividades de Construccion y Servicios SA, Strike Price $0.00, Expires 07/18/16*	44,598
133,175		Repsol SA, Strike Price $0.00, Expires 07/01/16* ‡	43,350

		Total Spain	87,948

		TOTAL RIGHTS (COST $92,903)	119,384

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 8.9%

		Bank Deposit — 5.8%

114,743,076		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	114,743,076

		Securities Lending Collateral — 2.8%

53,939,262		State Street Institutional U.S. Government Money Market Fund, Premier Class***	53,939,262

		U.S. Government and Agency Obligations — 0.3%

2,350,000		United States Treasury Bill, 0.17%, due 07/21/16‡‡	2,349,772
2,350,000		United States Treasury Bill, 0.23%, due 10/13/16‡‡	2,348,482

		Total U.S. Government and Agency Obligations	4,698,254

		TOTAL SHORT-TERM INVESTMENTS (COST $173,379,690)	173,380,592

		TOTAL INVESTMENTS — 102.6%
		(Cost $2,004,558,673)	2,016,576,250

		Other Assets and Liabilities (net) — (2.6)%	(50,263,079)

		NET ASSETS — 100.0%	$1,966,313,171

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

		SDR — Swedish Depository Receipt

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $877,518 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $2,197,531.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	¤	Illiquid security. The total market value of the securities at period end is $1,111,542 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $2,532,915.

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,019	MSCI EAFE E-mini Index	September 2016	$82,294,440	$227,429

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	7.3
Pharmaceuticals	5.8
Banks	5.4
Insurance	5.4
Telecommunications	5.4
Oil & Gas	4.3
Beverages	3.5
Retail	3.4
Chemicals	3.3
Commercial Services	3.1
Electric	3.1
Diversified Financial Services	3.0
Household Products & Wares	2.6
Semiconductors	2.6
Mining	2.3
Agriculture	2.1
Auto Parts & Equipment	1.6
Cosmetics & Personal Care	1.5
Internet	1.5
Software	1.5
Building Materials	1.4
Machinery — Diversified	1.4
Gas	1.3
Real Estate	1.3
Distribution & Wholesale	1.2
Electrical Components & Equipment	1.2
Transportation	1.2
Aerospace & Defense	1.1
Health Care — Products	1.1
Auto Manufacturers	1.0
Computers	1.0
Electronics	1.0
Miscellaneous — Manufacturing	1.0
Unaffiliated Fund	0.9
Airlines	0.7
Apparel	0.7
Engineering & Construction	0.7
Food Service	0.7
Health Care — Services	0.7
Holding Companies — Diversified	0.5
Iron & Steel	0.5
Leisure Time	0.5
Media	0.5
Forest Products & Paper	0.4
Metal Fabricate & Hardware	0.4
Home Builders	0.3
Lodging	0.3
Office & Business Equipment	0.3
REITS	0.3
Advertising	0.2
Entertainment	0.2

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Oil & Gas Services	0.2
Packaging & Containers	0.2
Water	0.2
Hand & Machine Tools	0.1
Home Furnishings	0.1
Investment Companies	0.1
Textiles	0.1
Biotechnology	0.0
Energy-Alternate Sources	0.0
Machinery — Construction & Mining	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.3

100.0%

See accompanying Notes to the Schedule of Investments.	45

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.8%

	Asset Backed Securities — 12.3%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 2.08%, due 07/15/26† 144A	740,771
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 2.17%, due 07/20/26† 144A	1,694,257
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.63%, due 07/20/26† 144A	981,033
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,500,828
750,000	AIMCO CLO, Series 2015-AA, Class A1, 2.03%, due 01/15/28† 144A	748,796
2,025,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	2,050,150
375,000	Ally Auto Receivables Trust, Series 2014-3, Class A4, 1.72%, due 03/16/20	378,867
350,000	Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.75%, due 05/15/20	354,175
340,000	Ally Master Owner Trust, Series 2012-4, Class A, 1.72%, due 07/15/19	342,133
520,000	Ally Master Owner Trust, Series 2015-3, Class A, 1.63%, due 05/15/20	521,760
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.14%, due 02/16/21†	997,059
580,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, due 06/15/20	584,052
727,260	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 1.21%, due 09/25/33†	676,396
177,158	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.14%, due 04/25/34†	174,951
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.88%, due 04/28/26† 144A	997,477
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 2.23%, due 10/15/26† 144A	746,901
785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	800,236
661,675	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	693,434
377,838	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.42%, due 12/15/33†	354,465
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	1,724,721
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,222,780
525,000	Babson CLO, Ltd., Series 2013-IA, Class A, 1.73%, due 04/20/25† 144A	519,551
134,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.36%, due 09/15/20	134,860
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 2.16%, due 04/18/27† 144A	247,658
51,255	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 1.02%, due 09/25/34†	50,638
4,866,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	4,864,642
637,500	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, due 06/15/22	641,487
190,000	California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.83%, due 12/15/21	190,877
895,000	Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, due 07/15/20	901,065
495,000	Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, due 05/17/21	501,315
307,943	CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, due 06/17/19	308,347
160,000	CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, due 02/16/21	162,291
605,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	608,325
620,000	Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, due 02/18/20	626,634
830,000	Chase Issuance Trust, Series 2015-A5, Class A5, 1.36%, due 04/15/20	835,294
565,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, due 06/15/21	568,307
385,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, due 12/16/19 144A	387,376
225,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, due 04/09/20	228,003

46	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

613,556	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.47%, due 03/20/43 144A	614,891
575,000	CNH Equipment Trust, Series 2015-C, Class A3, 1.66%, due 11/16/20	580,201
315,000	CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, due 08/15/21	317,351
687,033	Colony American Homes, Series 2014-1A, Class A, 1.60%, due 05/17/31† 144A	681,854
3,026,764	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,815,163
711,000	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	731,676
1,053,439	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,225,413
1,160,000	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.64%, due 07/15/21	1,175,949
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,020,845
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,022,380
175,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A4, 1.58%, due 08/15/20	176,331
365,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, due 10/15/20	366,945
520,000	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.49%, due 09/15/19	522,645
161,000	Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, due 08/15/19	161,292
625,000	Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, due 01/15/20	626,421
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 0.94%, due 01/20/20†	498,624
330,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, due 05/15/20 144A	330,593
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 0.94%, due 05/15/20¤ † 144A	496,978
1,600,000	Hertz Vehicle Financing LLC, Series 2015-1A, Class A, 2.73%, due 03/25/21 144A	1,636,400
600,000	Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 2.67%, due 09/25/21 144A	612,828
700,000	Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 2.32%, due 03/25/20 144A	706,623
300,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.27%, due 07/25/20 144A	302,516
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 2.08%, due 05/05/27† 144A	248,315
298,911	Home Equity Asset Trust, Series 2003-8, Class M1, 1.53%, due 04/25/34†	274,941
456,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, due 10/18/21	460,750
445,000	Honda Auto Receivables Owner Trust, Series 2015-4, Class A3, 1.23%, due 09/23/19	446,724
390,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A2, 1.13%, due 09/15/18	390,981
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.71%, due 03/20/36†	3,459,120
135,000	Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, due 07/15/20	135,758
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.28%, due 01/25/27 144A	250,976
3,371,475	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.45%, due 06/17/31† 144A	3,322,830
1,167,527	Invitation Homes Trust, Series 2015-SFR3, Class A, 1.75%, due 08/17/32† 144A	1,161,759
68,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.65%, due 12/15/21	68,477
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 2.18%, due 07/15/26† 144A	492,798
1,750,000	Madison Park Funding XI CLO, Ltd., Series 2013-11A, Class A1A, 1.92%, due 10/23/25† 144A	1,741,603
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 2.08%, due 01/18/27† 144A	249,410
590,000	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3, 1.34%, due 12/16/19	593,155
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,617,392
258,571	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.47%, due 10/25/33†	245,597
308,868	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.65%, due 06/25/33†	299,671
186,378	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.50%, due 06/25/33†	176,862

See accompanying Notes to the Schedule of Investments.	47

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

304,122	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.17%, due 10/25/33† 144A	279,613
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,205,187
770,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A3, 1.34%, due 03/16/20	775,099
515,000	Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.79%, due 01/17/22	524,129
230,000	Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, due 01/15/20	230,805
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,201,145
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 2.13%, due 07/20/27† 144A	744,519
1,000,000	Race Point VIII CLO, Ltd., Series 2013-8A, Class A, 1.89%, due 02/20/25† 144A	993,179
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 2.17%, due 07/25/26† 144A	746,944
750,000	Regatta V Funding CLO, Ltd., Series 2014-1A, Class A1A, 2.20%, due 10/25/26† 144A	744,481
638,429	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.14%, due 05/25/35†	613,910
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	500,233
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 2.11%, due 07/17/26† 144A	495,962
569,899	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	570,284
743,406	Silvermore CLO, Ltd., Series 2014-1A, Class A1, 2.08%, due 05/15/26† 144A	728,136
1,723,331	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	1,900,469
1,307,370	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,416,748
1,756,016	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	1,862,598
1,397,196	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,527,282
3,027,325	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,205,748
4,256,152	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,546,790
1,696,705	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,798,325
1,246,863	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,309,144
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	865,588
1,213,229	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,259,505
2,000,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, due 09/15/21	2,014,219
205,000	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.04%, due 03/15/22	208,893
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 2.26%, due 01/22/27† 144A	496,521
750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 2.13%, due 07/20/27† 144A	738,804
385,000	Toyota Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.74%, due 09/15/20	389,575
675,000	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, due 03/16/20	677,866
38,782	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	40,150
315,000	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, due 07/22/19 144A	313,204

48	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 2.13%, due 04/20/26† 144A	1,283,101
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	500,081
960,000	Wells Fargo Home Equity Trust, Series 2005-4, Class M1, 0.91%, due 12/25/35†	929,933

		101,961,120

	Corporate Debt — 34.0%

50,000	21st Century Fox America, Inc., 4.50%, due 02/15/21	55,884
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	25,437
812,000	AbbVie, Inc., 3.20%, due 11/06/22	840,806
725,000	AbbVie, Inc., 3.60%, due 05/14/25	761,083
500,000	AbbVie, Inc., 4.50%, due 05/14/35	524,226
30,000	ACE INA Holdings, Inc., 4.35%, due 11/03/45	34,602
495,000	Actavis Funding SCS, 3.80%, due 03/15/25	516,635
605,000	Actavis Funding SCS, 4.55%, due 03/15/35	623,700
280,000	Activision Blizzard, Inc., 6.13%, due 09/15/23 144A	305,900
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19	282,800
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20‡	112,320
732,000	Aetna, Inc., 2.40%, due 06/15/21	747,701
165,000	Aetna, Inc., 3.20%, due 06/15/26	170,109
750,000	Aetna, Inc., 4.75%, due 03/15/44	827,285
2,275,000	AgriBank FCB, 9.13%, due 07/15/19 144A	2,279,789
315,000	Agrium, Inc., 4.90%, due 06/01/43	327,672
150,000	Agrium, Inc., 5.25%, due 01/15/45	161,507
305,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	211,975
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,062,834
250,000	Air Canada 2013-1 Class C Pass Through Trust, 6.63%, due 05/15/18 144A	255,937
1,415,521	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	1,440,293
300,000	Air Lease Corp., 3.38%, due 01/15/19	306,750
195,000	Air Lease Corp., 3.88%, due 04/01/21	201,825
155,000	Aircastle, Ltd., 5.50%, due 02/15/22‡	161,975
150,000	Aircastle, Ltd., 6.25%, due 12/01/19	163,125
205,000	Aircastle, Ltd., 7.63%, due 04/15/20	231,650
400,000	Allegheny Technologies, Inc., 9.38%, due 06/01/19	410,000
225,000	Ally Financial, Inc., 3.25%, due 11/05/18	225,281
505,000	Ally Financial, Inc., 5.13%, due 09/30/24‡	516,362
200,000	Altice Financing SA, 6.50%, due 01/15/22 144A	202,000
200,000	Altice Financing SA, 6.63%, due 02/15/23 144A	197,124
150,000	Altria Group, Inc., 9.95%, due 11/10/38	270,660
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	337,832
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	688,156
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	158,471
390,349	American Airlines 2011-1 Class B Pass Through Trust, 7.00%, due 07/31/19 144A	407,427
3,612,675	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	3,933,300
330,000	American Honda Finance Corp., 1.70%, due 02/22/19	335,836
1,247,000	American International Group, Inc., 4.80%, due 07/10/45	1,268,919
235,000	American Tower Corp. REIT, 3.40%, due 02/15/19	244,866
813,000	Amgen, Inc., 4.66%, due 06/15/51 144A	853,148
295,000	Anadarko Petroleum Corp., 6.20%, due 03/15/40	331,797
8,000,000	Anadarko Petroleum Corp., 7.74%, due 10/10/36‡‡	3,042,320

See accompanying Notes to the Schedule of Investments.	49

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,282,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	1,376,062
465,000	Anheuser-Busch InBev Finance, Inc., 4.70%, due 02/01/36	524,229
905,000	Anheuser-Busch InBev Finance, Inc., 4.90%, due 02/01/46	1,064,904
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	381,979
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,642
730,000	Anthem, Inc., 5.88%, due 06/15/17	760,961
70,000	Aramark Services, Inc., Co., 5.13%, due 01/15/24	71,575
175,000	ArcelorMittal, 10.85%, due 06/01/19	206,938
300,000	Ares Capital Corp., 3.88%, due 01/15/20	310,550
150,000	AT&T, Inc., 2.63%, due 12/01/22	150,400
2,079,000	AT&T, Inc., 3.40%, due 05/15/25	2,130,580
5,000,000	AT&T, Inc., 3.62%, due 11/27/22‡‡ 144A	4,045,555
120,000	AT&T, Inc., 3.88%, due 08/15/21	129,430
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,994
110,000	AT&T, Inc., 4.50%, due 05/15/35	112,881
350,000	AT&T, Inc., 4.75%, due 05/15/46	360,137
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	649,507
200,000	Australia & New Zealand Banking Group Ltd., 6.75%¤ † ††††† ‡ 144A	206,849
175,000	AutoNation, Inc., 4.50%, due 10/01/25	185,135
325,000	BAC Capital Trust XIV, 4.00%† †††††	243,522
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,429,715
155,000	Ball Corp., 4.38%, due 12/15/20	163,331
485,000	Bank of America Corp., 6.88%, due 04/25/18	529,725
600,000	Bank of America Corp., 2.60%, due 01/15/19	614,336
1,750,000	Bank of America Corp., 3.50%, due 04/19/26	1,812,172
500,000	Bank of America Corp., 4.13%, due 01/22/24	538,665
400,000	Bank of America Corp., 4.20%, due 08/26/24	414,198
245,000	Bank of America Corp., 4.25%, due 10/22/26	254,616
1,735,000	Bank of America Corp., 4.45%, due 03/03/26	1,818,264
420,000	Bank of America Corp., 5.13%† †††††	396,375
810,000	Bank of America Corp., 5.70%, due 01/24/22	938,967
340,000	Bank of America Corp., 6.25%† †††††	345,729
170,000	Bank of America Corp., 6.30%† ††††† ‡	181,050
100,000	Bank of America Corp., 7.63%, due 06/01/19	115,820
340,000	Bank of America Corp., 8.00%† †††††	338,300
175,000	Bank of America Corp. (MTN), 3.95%, due 04/21/25	178,540
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	434,108
340,000	Bank of America Corp., Subordinated Note, 5.70%, due 05/02/17	352,032
1,721,000	Bank of America NA, 1.75%, due 06/05/18	1,732,966
250,000	Barclays Plc, 4.38%, due 01/12/26	253,287
220,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	239,875
1,480,000	Berkshire Hathaway Energy Co., 3.50%, due 02/01/25	1,599,100
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,904,868
280,000	BHP Billiton Finance USA, Ltd., 6.25%, due 10/19/75† ‡ 144A	295,540
764,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	853,878
1,555,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	1,782,220
1,485,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,701,261
280,000	BPCE SA, 4.50%, due 03/15/25 144A	280,361
300,000	BPCE SA, 5.70%, due 10/22/23 144A	322,857
442,881	British Airways 2013-1 Class A Pass Through Trust, 4.63%, due 12/20/25 144A	467,461

50	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

280,000	Building Materials Corp. of America, 5.38%, due 11/15/24¤ 144A	286,300
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,076,339
205,000	Capital One Financial Corp., 2.45%, due 04/24/19	208,285
400,000	Capital One Financial Corp., 4.20%, due 10/29/25	412,002
550,000	Capital One NA/Mclean VA, 2.35%, due 08/17/18	557,962
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,073,315
915,000	Carnival Corp., 1.88%, due 12/15/17	923,799
255,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, due 04/15/23	272,407
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	217,350
1,547,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	1,664,346
385,000	Celgene Corp., 5.00%, due 08/15/45	425,694
235,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	229,125
290,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	231,577
95,000	Centene Corp., 6.13%, due 02/15/24 144A	101,234
5,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, due 07/23/22 144A	5,381
1,511,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, due 07/23/25 144A	1,654,954
195,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, due 10/23/35 144A	231,586
525,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45 144A	629,099
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55 144A	71,614
246,000	Chemours Co. (The), 6.63%, due 05/15/23‡	210,330
800,000	Cigna Corp., 5.38%, due 02/15/42	950,322
175,000	Cimarex Energy Co., 4.38%, due 06/01/24	183,303
814,000	Citigroup, Inc., 2.15%, due 07/30/18	824,338
1,374,000	Citigroup, Inc., 2.70%, due 03/30/21	1,399,996
425,000	Citigroup, Inc., 3.88%, due 03/26/25	430,087
265,000	Citigroup, Inc., 4.00%, due 08/05/24	272,876
260,000	Citigroup, Inc., 4.05%, due 07/30/22	274,303
180,000	Citigroup, Inc., 4.40%, due 06/10/25	188,557
470,000	Citigroup, Inc., 4.50%, due 01/14/22	520,152
335,000	Citigroup, Inc., 4.60%, due 03/09/26	355,857
130,000	Citigroup, Inc., 5.90%† ††††† ‡	128,375
230,000	Citigroup, Inc., 5.95%† †††††	227,556
550,000	Citigroup, Inc., 5.95%† †††††	536,882
120,000	Citigroup, Inc., 6.13%† ††††† ‡	121,950
410,000	Citigroup, Inc., 6.25%† †††††	421,787
185,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	185,925
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,805,701
350,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	362,250
420,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	452,279
3,230,000	Comcast Corp., 4.25%, due 01/15/33	3,570,332
349,000	Comcast Corp., 6.40%, due 05/15/38	481,350
130,000	Comcast Corp., 6.50%, due 01/15/17	133,823
20,000	Comcast Corp., 6.50%, due 11/15/35	27,854
90,000	Comcast Corp., 6.95%, due 08/15/37	129,700
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 02/06/24 144A	195,000

See accompanying Notes to the Schedule of Investments.	51

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

56,000	Commercial Metals Co., 7.35%, due 08/15/18‡	59,500
350,000	Commerzbank AG, 8.13%, due 09/19/23 144A	409,825
250,000	ConocoPhillips Co., 4.95%, due 03/15/26	284,024
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	375,259
320,000	Constellation Brands, Inc., 4.25%, due 05/01/23	334,400
1,081,307	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,212,415
282,552	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 10/11/21	300,989
550,000	Continental Resources, Inc., 5.00%, due 09/15/22	540,375
305,000	Credit Acceptance Corp., 6.13%, due 02/15/21	292,037
300,000	Credit Agricole SA, 6.63%† ††††† 144A	272,250
300,000	Credit Agricole SA, 7.88%† ††††† ‡ 144A	288,000
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	494,084
250,000	Credito Real SAB de CV SOFOM ER, 7.50%, due 03/13/19 144A	258,750
250,000	Crown Castle International Corp. REIT, 4.45%, due 02/15/26	271,932
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,198,484
200,000	CVS Health Corp., 2.88%, due 06/01/26	204,814
515,000	CVS Health Corp., 5.13%, due 07/20/45	641,516
285,000	Dana Holding Corp., 6.00%, due 09/15/23	290,700
578,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	567,843
240,000	DCP Midstream LLC, 5.85%, due 05/21/43† 144A	174,000
245,000	DCP Midstream LLC, 9.75%, due 03/15/19 144A	269,194
240,000	DCP Midstream Operating, LP, 2.70%, due 04/01/19	230,870
225,000	DCP Midstream Operating, LP, 3.88%, due 03/15/23	205,875
275,000	Delphi Automotive Plc, 4.25%, due 01/15/26	301,111
600,000	Delphi Corp., 5.00%, due 02/15/23	637,500
825,000	Deutsche Bank AG, 3.38%, due 05/12/21	828,760
220,000	Deutsche Bank AG, 4.50%, due 04/01/25	202,877
520,000	Devon Energy Corp., 7.95%, due 04/15/32	597,227
215,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 06/01/19 144A	220,400
891,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, due 06/15/21 144A	918,078
645,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 06/15/26 144A	673,639
65,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24 144A	67,969
230,000	Digicel, Ltd., 6.75%, due 03/01/23 144A	196,650
665,000	Discover Financial Services, 3.75%, due 03/04/25	671,144
280,000	Discover Financial Services, 3.95%, due 11/06/24	287,477
462,000	Discover Financial Services, 5.20%, due 04/27/22	507,438
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	442,361
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	410,042
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,762,137
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	246,600
200,000	eBay, Inc., 2.50%, due 03/09/18	203,734
235,000	eBay, Inc., 3.80%, due 03/09/22	250,021
110,000	Ecolab, Inc., 4.35%, due 12/08/21	124,679
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	222,604
1,238,000	Electricite de France SA, 3.63%, due 10/13/25 144A	1,292,635
235,000	Electricite de France SA, 5.25%† ††††† 144A	226,458
560,000	Electronic Arts, Inc., 4.80%, due 03/01/26	606,960
360,000	Emera US Finance, LP, 3.55%, due 06/15/26 144A	369,120
195,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	200,319
322,000	Energy Transfer Partners, LP, 4.05%, due 03/15/25	316,563

52	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

240,000	Energy Transfer Partners, LP, 5.15%, due 03/15/45	218,865
310,000	EnerSys, 5.00%, due 04/30/23 144A	307,675
275,000	Enova International, Inc., 9.75%, due 06/01/21	217,937
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	480,633
310,000	Enterprise Products Operating LLC, 3.95%, due 02/15/27	329,496
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18¤ 144A	1,983,209
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤ †††	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,348,693
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	973,935
520,000	Expedia, Inc., 5.00%, due 02/15/26 144A	540,103
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27††††	1,271,201
475,000	Express Scripts Holding Co., 4.50%, due 02/25/26	522,865
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	415,875
540,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	571,400
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,361,192
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	151,928
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	304,847
250,000	Flagstar Bancorp, Inc., 6.13%, due 07/15/21†††† 144A	249,997
205,000	Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	205,000
735,000	Ford Motor Co., 4.75%, due 01/15/43	780,976
550,000	Ford Motor Credit Co. LLC, 2.55%, due 10/05/18	560,473
1,875,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	2,152,849
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	360,663
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	692,294
200,000	Fresenius US Finance II, Inc., 4.50%, due 01/15/23 144A	205,500
230,000	Frontier Communications Corp., 8.88%, due 09/15/20	246,387
200,000	GCI, Inc., 6.88%, due 04/15/25‡	203,376
488,000	GE Capital International Funding Co., 4.42%, due 11/15/35 144A	548,432
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	89,151
310,000	General Electric Co., 4.50%, due 03/11/44	358,628
645,000	General Electric Co., 5.00%† †††††	685,151
450,000	General Motors Co., 4.00%, due 04/01/25	454,404
485,000	General Motors Co., 4.88%, due 10/02/23	517,092
280,000	General Motors Co., 6.25%, due 10/02/43	312,108
310,000	General Motors Financial Co., Inc., 3.45%, due 04/10/22	310,183
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,082,081
405,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	410,501
2,079,000	General Motors Financial Co., Inc., 4.20%, due 03/01/21	2,177,208
205,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	223,269
30,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16‡ 144A	30,363
944,000	Glencore Funding LLC, 2.13%, due 04/16/18 144A	920,796
350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20	364,437
200,000	GLP Capital, LP/GLP Financing II, Inc., 5.38%, due 04/15/26	206,500
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	273,271
205,000	Goldman Sachs Group (The), Inc., 2.00%, due 04/25/19	207,240
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	933,015
280,000	Goldman Sachs Group (The), Inc., 3.75%, due 05/22/25	292,963
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	89,640
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	160,626
190,000	Goldman Sachs Group (The), Inc., 4.75%, due 10/21/45	210,288

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	303,702
565,000	Goldman Sachs Group (The), Inc., 5.38%† †††††	559,446
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	151,107
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	724,664
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	857,100
1,462,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,672,965
370,000	Hartford Financial Services Group (The), Inc., 8.13%, due 06/15/68†	396,825
165,000	HCA, Inc., 4.25%, due 10/15/19	172,425
430,000	HCA, Inc., 5.25%, due 04/15/25	450,425
200,000	HCA, Inc., 5.25%, due 06/15/26	208,125
460,000	HCA, Inc., 5.88%, due 03/15/22	501,400
230,000	HCA, Inc., 7.50%, due 02/15/22	262,085
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,095,362
945,000	HP Enterprise Co., 2.45%, due 10/05/17 144A	957,541
175,000	HP Enterprise Co., 2.85%, due 10/05/18 144A	179,308
558,000	HP Enterprise Co., 4.40%, due 10/15/22 144A	597,954
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	829,991
270,000	HSBC Holdings Plc, 6.88%† †††††	269,325
270,000	Huntington Ingalls Industries, Inc., 5.00%, due 12/15/21 144A	283,500
195,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	206,700
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,418,618
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	423,809
300,000	ING Bank NV, 5.80%, due 09/25/23 144A	329,715
1,253,000	Intercontinental Exchange, Inc., 2.75%, due 12/01/20	1,313,404
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	202,500
350,000	Iron Mountain, Inc., 6.00%, due 08/15/23	370,125
310,000	Iron Mountain, Inc. REIT, 5.75%, due 08/15/24	314,650
260,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	308,750
400,000	Israel Electric Corp., Ltd., 7.25%, due 01/15/19 144A	444,500
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	525,984
385,000	Jefferies Group LLC, 6.88%, due 04/15/21	437,690
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	226,174
330,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	339,606
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	313,892
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,460,139
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	99,081
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	939,027
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	222,734
565,000	JPMorgan Chase & Co., 4.63%, due 05/10/21	629,160
925,000	JPMorgan Chase & Co., 5.30%† †††††	923,844
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,307,700
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	845,965
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	999,664
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,516,770
84,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	94,439
335,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	341,609
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,294,916
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	805,936
325,000	Koppers, Inc., 7.88%, due 12/01/19	332,312
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	383,379

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	393,512
390,000	Kraft Heinz Foods Co., 2.00%, due 07/02/18 144A	395,094
225,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26 144A	227,313
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46 144A	100,889
185,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	203,059
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35 144A	195,587
270,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45 144A	320,999
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	460,824
300,000	L Brands, Inc., 5.63%, due 10/15/23	324,750
370,000	L Brands, Inc., 6.63%, due 04/01/21	418,100
195,000	L Brands, Inc., 6.88%, due 11/01/35	198,413
205,000	Lam Research Corp., 3.90%, due 06/15/26	216,256
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
390,000	Leucadia National Corp., 5.50%, due 10/18/23	397,516
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,223,411
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,770,366
241,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	263,292
225,000	LifePoint Health, Inc., 5.38%, due 05/01/24 144A	226,125
1,315,000	Lincoln National Corp., 4.00%, due 09/01/23	1,369,244
300,000	Lloyds Banking Group Plc, 7.50%† †††††	293,250
720,000	Lloyds Banking Group Plc, Subordinated Note, 4.65%, due 03/24/26	730,498
305,000	Lockheed Martin Corp., 2.90%, due 03/01/25	315,688
275,000	Lockheed Martin Corp., 4.70%, due 05/15/46	325,541
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,093,860
700,000	Marriott International, Inc., 3.13%, due 06/15/26	709,981
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	245,385
200,000	Masco Corp., 4.38%, due 04/01/26	207,298
200,000	Masco Corp., 4.45%, due 04/01/25	208,020
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	867,062
200,000	Match Group, Inc., 6.38%, due 06/01/24 144A	208,500
210,000	MDC Partners, Inc., 6.50%, due 05/01/24 144A	209,475
205,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	208,075
70,000	Medtronic, Inc., 3.13%, due 03/15/22	74,259
190,000	Medtronic, Inc., 3.15%, due 03/15/22	202,921
600,000	Medtronic, Inc., 3.50%, due 03/15/25	654,815
384,000	Medtronic, Inc., 4.38%, due 03/15/35	435,214
255,000	Medtronic, Inc., 4.63%, due 03/15/45	300,612
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	701,887
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,167,690
105,000	MetLife, Inc., 4.75%, due 02/08/21	117,324
275,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	294,255
220,000	Micron Technology, Inc., 5.88%, due 02/15/22‡	207,900
195,000	Micron Technology, Inc., 7.50%, due 09/15/23 144A	207,675
425,000	Microsoft Corp., 4.45%, due 11/03/45	480,471
195,000	Midcontinent Communications & Midcontinent Finance Corp., 6.88%, due 08/15/23 144A	200,850
250,000	Millicom International Cellular SA, 4.75%, due 05/22/20 144A	252,187

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

205,000	Millicom International Cellular SA, 6.63%, due 10/15/21 144A	211,242
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	156,727
205,000	Molina Healthcare, Inc., 5.38%, due 11/15/22 144A	205,513
155,000	Molson Coors Brewing Co., 1.45%, due 07/15/19††††	155,507
375,000	Molson Coors Brewing Co., 3.00%, due 07/15/26††††	375,436
15,000	Monsanto Co., 4.40%, due 07/15/44	14,767
200,000	Morgan Stanley, 2.45%, due 02/01/19	203,882
921,000	Morgan Stanley, 3.88%, due 04/29/24	987,522
295,000	Morgan Stanley, 3.88%, due 01/27/26	313,796
70,000	Morgan Stanley, 4.75%, due 03/22/17	71,749
325,000	Morgan Stanley, 5.45%† †††††	312,406
350,000	Morgan Stanley, 5.50%, due 01/26/20	389,592
2,162,000	Morgan Stanley, 7.30%, due 05/13/19	2,485,680
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,786,070
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,084,223
195,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.38%, due 02/15/22	203,044
45,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 6.88%, due 05/01/21	46,491
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	217,125
200,000	Mylan NV, 2.50%, due 06/07/19 144A	202,798
675,000	Mylan NV, 3.95%, due 06/15/26 144A	684,489
1,150,000	Myriad International Holdings BV, 5.50%, due 07/21/25¤ 144A	1,198,300
230,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	197,800
235,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.88%, due 10/01/20	221,487
195,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 05/01/19‡	202,556
350,000	Navient Corp., (MTN), 8.45%, due 06/15/18	379,750
237,000	Nemak SAB de CV, 5.50%, due 02/28/23‡ 144A	246,480
425,000	Newell Brands, Inc., 4.20%, due 04/01/26	461,266
335,000	NewStar Financial, Inc., 7.25%, due 05/01/20	312,806
205,000	NextEra Energy Capital Holdings, Inc., 2.30%, due 04/01/19	209,113
285,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	307,049
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	821,107
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,607,848
195,000	Norbord, Inc., 6.25%, due 04/15/23 144A	200,850
510,000	Norfolk Southern Corp., 4.65%, due 01/15/46	592,614
220,000	Northern States Power Co., 4.13%, due 05/15/44	246,914
360,000	NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	357,300
739,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	707,134
595,000	NRG Yield Operating LLC, 5.38%, due 08/15/24	595,000
225,000	NRG Yield, Inc., 3.25%, due 06/01/20 144A	208,125
325,000	NXP BV/NXP Funding LLC, 5.75%, due 03/15/23 144A	340,437
240,000	Occidental Petroleum Corp., 3.40%, due 04/15/26	253,436
210,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	213,423
195,000	Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	207,656
240,000	Omnicom Group, Inc., 3.60%, due 04/15/26	253,286
205,000	Open Text Corp., 5.88%, due 06/01/26 144A	206,025
320,000	Oracle Corp., 4.30%, due 07/08/34	340,962
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	614,699
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	738,460
370,000	PepsiCo, Inc., 1.50%, due 02/22/19	375,342

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

205,000	Petroleos Mexicanos, 4.88%, due 01/24/22	210,102
410,000	Platform Specialty Products Corp., 6.50%, due 02/01/22‡ 144A	360,800
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,212,828
200,000	Popular, Inc., 7.00%, due 07/01/19	197,000
185,000	Post Holdings, Inc., 7.75%, due 03/15/24‡ 144A	204,194
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	606,567
195,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	207,188
95,000	Private Export Funding Corp., 1.88%, due 07/15/18	96,966
205,000	Prudential Financial, Inc., 5.20%, due 03/15/44†	201,259
190,000	Prudential Financial, Inc., 5.88%, due 09/15/42†	205,675
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,160,941
710,000	PSEG Power LLC, 8.63%, due 04/15/31	890,449
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	172,550
200,000	Qorvo, Inc., 6.75%, due 12/01/23 144A	208,500
200,000	Qorvo, Inc., 7.00%, due 12/01/25 144A	212,000
430,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	417,100
205,000	Quintiles Transnational Corp., 4.88%, due 05/15/23 144A	209,100
310,000	QVC, Inc., 4.38%, due 03/15/23	312,369
230,000	QVC, Inc., 5.45%, due 08/15/34	213,557
500,000	Rabobank Nederland NV, 11.00%, due 12/29/49† ††††† 144A	596,250
300,000	Rackspace Hosting, Inc., 6.50%, due 01/15/24‡ 144A	297,750
200,000	Radian Group, Inc., 5.25%, due 06/15/20	202,000
190,000	Radian Group, Inc., 7.00%, due 03/15/21	203,895
255,000	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, due 01/15/21 144A	207,825
205,000	Revlon Consumer Products Corp., 5.75%, due 02/15/21‡	198,850
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,106,121
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,661,982
240,000	Royal Bank of Scotland Group Plc, 4.80%, due 04/05/26	244,697
205,000	Royal Bank of Scotland Group Plc, 8.00%† †††††	191,675
345,000	S&P Global, Inc., 4.00%, due 06/15/25	377,290
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	336,800
450,000	Santander Holdings USA, Inc., 2.70%, due 05/24/19	452,468
1,795,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	1,873,258
280,000	Select Medical Corp., 6.38%, due 06/01/21	270,200
1,220,000	Sempra Energy, 2.40%, due 03/15/20	1,246,459
460,000	Shell International Finance BV, 4.38%, due 05/11/45	500,655
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,229,186
260,000	Sinclair Television Group, Inc., 5.63%, due 08/01/24 144A	266,825
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	505,851
215,000	Sirius XM Radio, Inc., 5.25%, due 08/15/22 144A	227,094
205,000	Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	204,616
290,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	288,550
210,000	Sixsigma Networks Mexico SA de CV, 8.25%, due 11/07/21 144A	210,000
200,000	Societe Generale SA, Reg S, 8.25%† ††††† ‡‡‡	199,000
2,823,000	Southern Co. (The), 3.25%, due 07/01/26	2,938,435
630,000	Southern Copper Corp., 5.25%, due 11/08/42	561,533
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	252,563
850,000	State Street Corp., 4.96%, due 03/15/18	891,212
395,000	State Street Corp., 5.25%† †††††	407,837
245,000	Stifel Financial Corp., 4.25%, due 07/18/24	251,700

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

465,000	Sumitomo Mitsui Banking Corp., 2.45%, due 01/10/19	475,091
85,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, due 07/01/21	82,025
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	910,514
240,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	253,178
275,000	Sunoco, LP/Sunoco Finance Corp., 6.25%, due 04/15/21 144A	275,000
260,000	SUPERVALU, Inc., 7.75%, due 11/15/22‡	218,348
180,000	Synovus Financial Corp., 7.88%, due 02/15/19	200,025
190,000	T-Mobile USA, Inc., 6.13%, due 01/15/22	199,975
195,000	T-Mobile USA, Inc., 6.25%, due 04/01/21	204,140
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	270,675
690,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	939,207
195,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	196,219
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,698,639
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	291,071
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	91,125
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	371,000
300,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	312,000
200,000	Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	210,500
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	233,480
70,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	74,179
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	766,184
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,387,760
702,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	892,851
195,000	Time Warner, Inc., 3.60%, due 07/15/25	206,727
260,000	Time Warner, Inc., 4.70%, due 01/15/21	290,304
200,000	Time Warner, Inc., 4.75%, due 03/29/21	224,914
380,000	Time Warner, Inc., 7.70%, due 05/01/32	531,887
370,000	Tops Holding LLC/Tops Markets II Corp., 8.00%, due 06/15/22 144A	327,450
130,000	Transocean, Inc., 6.80%, due 12/15/16	131,788
310,000	Tutor Perini Corp., 7.63%, due 11/01/18	314,262
60,000	Under Armour, Inc., 3.25%, due 06/15/26	60,706
3,393,825	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,582,963
190,000	United Airlines 2016-1 Class A Pass Through Trust, 3.45%, due 01/07/30	194,988
205,000	United Rentals North America, Inc., 5.50%, due 07/15/25	202,694
205,000	United Rentals North America, Inc., 5.75%, due 11/15/24	207,563
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	104,738
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	739,920
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	203,924
223,845	US Airways 2012-1 Class A Pass Through Trust, 5.90%, due 04/01/26	256,582
195,000	Vector Group, Ltd., 7.75%, due 02/15/21	204,019
430,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	441,575
200,000	Ventas Realty, LP REIT, 3.75%, due 05/01/24	209,398
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	2,042,832
200,000	VeriSign, Inc., 5.25%, due 04/01/25	206,000
480,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	505,079
205,000	Verizon Communications, Inc., 4.40%, due 11/01/34	212,040
1,656,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,731,827

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

310,000	Verizon Communications, Inc., 4.67%, due 03/15/55	314,957
3,129,000	Verizon Communications, Inc., 4.86%, due 08/21/46	3,434,309
1,130,000	Verizon Communications, Inc., 5.01%, due 08/21/54	1,200,271
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	122,451
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23	40,824
1,152,000	Viacom, Inc., 4.85%, due 12/15/34	1,077,183
824,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	871,709
395,000	Visa, Inc., 3.15%, due 12/14/25	422,806
370,000	Visa, Inc., 4.30%, due 12/14/45	429,487
198,000	Vista Outdoor, Inc., 5.88%, due 10/01/23 144A	206,910
330,000	Voya Financial, Inc., 5.65%, due 05/15/53†	311,437
310,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	312,567
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,893,502
200,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	207,500
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	258,911
808,000	Wells Fargo & Co., 4.48%, due 01/16/24	886,538
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	100,636
200,000	Wells Fargo & Co., 4.65%, due 11/04/44	211,439
595,000	Wells Fargo & Co., 5.88%† †††††	635,162
225,000	Wells Fargo & Co., 5.90%† †††††	231,750
290,000	Wells Fargo & Co., Class A Series K, 7.98%, due 03/29/49† †††††	303,775
1,100,000	Welltower, Inc., 4.50%, due 01/15/24	1,194,671
195,000	Western Digital Corp., 7.38%, due 04/01/23 144A	208,162
170,000	WestRock RKT Co., 3.50%, due 03/01/20	175,645
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,150,291
460,000	Whole Foods Market, Inc., 5.20%, due 12/03/25 144A	496,875
465,000	Williams Partners LP/ACMP Finance Corp., 4.88%, due 03/15/24	446,698
180,000	Williams Partners, LP/ACMP Finance Corp., 4.88%, due 05/15/23	174,230
290,000	Williams Partners, LP/Williams Partners Finance Corp., 7.25%, due 02/01/17	298,717
200,000	Wind Acquisition Finance SA, 7.38%, due 04/23/21 144A	191,500
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	81,632
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	332,793
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	96,091
500,000	Xerox Corp., 2.75%, due 03/15/19	498,122
420,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	402,675
210,000	Zebra Technologies Corp., 7.25%, due 10/15/22‡	223,650
225,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	228,796
325,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	335,591

		282,011,067

	Mortgage Backed Securities - Private Issuers — 10.9%

450,000	Americold LLC Trust, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	507,074
1,434,481	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,455,785
460,084	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.15%, due 01/25/35†	451,841
383,326	Bear Stearns ARM Trust, Series 2005-2, Class A1, 3.09%, due 03/25/35†	385,174
240,244	Bear Stearns ARM Trust, Series 2005-5, Class A2, 2.46%, due 08/25/35†	239,938
135,000	BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.13%, due 05/15/29† 144A	127,574
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	727,734

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

2,223,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, due 12/10/49†	2,288,665
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,720,181
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,551,776
1,200,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4, 3.46%, due 09/15/48	1,293,420
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,033,066
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47†	864,696
2,300,516	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.01%, due 12/10/49†	2,372,369
460,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class B, 5.33%, due 10/10/46†	528,481
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	305,855
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	104,020
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,084,186
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,716,454
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,214,601
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,297,257
180,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class B, 4.51%, due 10/10/48†	196,882
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47† 144A	847,136
1,148,709	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.31%, due 12/15/39	1,150,775
1,451,621	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3, 5.38%, due 02/15/40	1,465,405
1,350,870	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.89%, due 06/15/39†	1,374,620
475,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2006-OMA, Class B2, 5.54%, due 05/15/23¤ 144A	529,654
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23†	1,083,690
2,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	2,234,316
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25†	650,809
27,947,712	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.01%, due 10/25/22†	1,257,451
1,563,368	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.35%, due 10/25/27†	1,563,160

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

237,333	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.30%, due 10/25/27†	237,266
501,709	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1, 1.60%, due 12/25/27†	502,454
279,744	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1.80%, due 04/25/28†	280,284
354,908	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M1, 1.70%, due 03/25/28†	354,947
781,739	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1.90%, due 07/25/28†	784,507
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 2.70%, due 11/25/28†	251,652
717,125	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.40%, due 11/25/24†	720,198
132,742	FNMA Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 1.95%, due 02/25/25†	132,845
712,022	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.60%, due 05/25/25†	711,309
314,386	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.60%, due 09/25/28†	318,223
444,504	FNMA Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 2.65%, due 10/25/28†	449,259
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,319,845
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	977,047
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,852,975
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25	1,385,956
268,601	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.32%, due 05/25/34†	249,978
40,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, due 12/15/34† 144A	39,883
3,891,216	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	4,041,789
4,368,938	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	4,409,554
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,889,470
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	947,302
430,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, due 11/05/30 144A	433,251
415,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.83%, due 04/15/47†	424,541
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	721,341
258,481	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	260,798
3,473,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.93%, due 06/15/49†	3,536,504
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,857,915
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,478,472
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	531,118

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,552,213
16,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.54%, due 07/15/31† 144A	15,808
400,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class F, 4.44%, due 06/15/29† 144A	379,504
1,789,000	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	1,849,818
1,658,057	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,687,333
222,545	LSTAR Securities Investment Trust, Series 2015-10, Class A1, 2.46%, due 11/01/20† 144A	217,538
835,508	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.46%, due 03/01/20† 144A	824,767
308,191	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.46%, due 04/01/20† 144A	302,027
368,428	LSTAR Securities Investment Trust, Series 2015-5, Class A1, 2.46%, due 04/01/20† 144A	361,520
1,145,019	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.46%, due 05/01/20¤ † 144A	1,119,256
410,711	LSTAR Securities Investment Trust, Series 2015-8, Class A1, 2.46%, due 08/01/20† 144A	402,270
542,524	LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.46%, due 10/01/20† 144A	534,363
284,681	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	296,196
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	104,980
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,513,756
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	301,509
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.99%, due 08/12/45† 144A	1,005,675
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.99%, due 08/15/45† 144A	1,289,223
170,355	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.84%, due 05/25/35†	174,074
2,752,747	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	2,951,512
655,000	Structured Agency Credit Risk, Series 2016-DNA3, Class M2, 2.45%, due 12/25/28†	659,825
390,000	VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, due 12/13/29† 144A	401,095
3,127,681	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,221,367
36,400	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.51%, due 09/25/33†	36,832
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3, 3.35%, due 09/15/57	1,603,016

		90,530,205

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 22.9%

44,409	FHLMC, Pool# 1Q1587, 2.64%, due 06/01/37†	47,126
847,711	FHLMC, Pool# J26100, 3.00%, due 10/01/28	895,719
754,569	FHLMC, Pool# V60565, 3.00%, due 06/01/29	797,285
1,530,622	FHLMC, Pool# V60603, 3.00%, due 09/01/29	1,616,034
1,673,519	FHLMC, Pool# V60599, 3.00%, due 09/01/29	1,768,013
356,809	FHLMC, Pool# J16432, 3.50%, due 08/01/26	380,805
358,743	FHLMC, Pool# J17763, 3.50%, due 01/01/27	382,967
408,535	FHLMC, Pool# Q11218, 3.50%, due 09/01/42	431,512
790,707	FHLMC, Pool# Q12052, 3.50%, due 10/01/42	834,908
1,465,730	FHLMC, Pool# Q12862, 3.50%, due 11/01/42	1,567,755
681,933	FHLMC, Pool# Q17792, 3.50%, due 05/01/43	729,885
2,800,340	FHLMC, Pool# G60059, 3.50%, due 02/01/44	2,957,188
1,305,639	FHLMC, Pool# V82084, 3.50%, due 12/01/45	1,380,031
2,293,656	FHLMC, Pool# V82515, 3.50%, due 06/01/46††††	2,430,785
776,198	FHLMC, Pool# G14919, 4.00%, due 06/01/26	826,754
571,190	FHLMC, Pool# G14678, 4.00%, due 12/01/26	609,445
79,331	FHLMC, Pool# G14350, 4.00%, due 12/01/26	84,583
2,341,359	FHLMC, Pool# C91402, 4.00%, due 10/01/31	2,531,147
592,097	FHLMC, Pool# G30700, 4.00%, due 04/01/34	640,101
2,048,423	FHLMC, Pool# C91850, 4.00%, due 09/01/35	2,214,651
1,336,465	FHLMC, Pool# A93231, 4.00%, due 08/01/40	1,437,401
1,029,561	FHLMC, Pool# G06231, 4.00%, due 12/01/40	1,107,390
712,020	FHLMC, Pool# A96970, 4.00%, due 02/01/41	765,755
2,335,104	FHLMC, Pool# Q04020, 4.00%, due 10/01/41	2,511,889
2,122,340	FHLMC, Pool# Q36815, 4.00%, due 10/01/45††††	2,272,647
1,132,266	FHLMC, Pool# A89870, 4.50%, due 11/01/39	1,238,626
1,297,182	FHLMC, Pool# Q02552, 4.50%, due 08/01/41	1,424,878
193,229	FHLMC, Pool# G07515, 4.50%, due 09/01/41	211,458
804,722	FHLMC, Pool# G08568, 4.50%, due 01/01/44	878,137
1,087,756	FHLMC, Pool# G07021, 5.00%, due 09/01/39	1,201,080
312,449	FHLMC, Pool# G01749, 5.50%, due 01/01/35	353,254
298,415	FHLMC, Pool# G06875, 5.50%, due 12/01/38	336,368
554,095	FHLMC, Pool# G06409, 6.00%, due 11/01/39	633,218
35,611,850	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.17%, due 01/25/20†	1,046,832
26,465,707	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.33%, due 04/25/20†	828,739
178,255	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	203,953
1,500,000	FHLMC TBA, 2.50%, due 12/01/27	1,550,343
2,000,000	FHLMC TBA, 3.00%, due 04/01/43	2,069,714
2,000,000	FHLMC TBA, 3.50%, due 08/01/43	2,108,594
2,500,000	FHLMC TBA, 4.00%, due 06/01/42	2,674,571
802,001	FNMA, Pool# AO7971, 2.50%, due 06/01/27	832,456
1,641,428	FNMA, Pool# AB7505, 3.00%, due 01/01/43	1,707,756
1,227,223	FNMA, Pool# AR2001, 3.00%, due 02/01/43	1,286,277
1,232,352	FNMA, Pool# AT0232, 3.00%, due 03/01/43	1,282,112
2,284,818	FNMA, Pool# AB9659, 3.00%, due 06/01/43	2,400,419
1,702,891	FNMA, Pool# AU1292, 3.00%, due 07/01/43	1,771,475

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

80,353	FNMA, Pool# AX6719, 3.00%, due 12/01/44	83,489
191,823	FNMA, Pool# AY7121, 3.00%, due 04/01/45	199,308
979,498	FNMA, Pool# AZ0611, 3.00%, due 04/01/45	1,017,721
771,070	FNMA, Pool# AX3719, 3.50%, due 07/01/27	818,782
1,401,733	FNMA, Pool# MA2164, 3.50%, due 02/01/35	1,490,353
1,521,502	FNMA, Pool# AJ9278, 3.50%, due 12/01/41	1,612,935
2,288,185	FNMA, Pool# AL1895, 3.50%, due 06/01/42	2,447,991
4,884,675	FNMA, Pool# AO4134, 3.50%, due 06/01/42	5,194,755
1,279,268	FNMA, Pool# AP2422, 3.50%, due 08/01/42	1,353,963
2,764,055	FNMA, Pool# AB6022, 3.50%, due 08/01/42	2,926,253
1,191,381	FNMA, Pool# AL3000, 3.50%, due 12/01/42	1,260,773
1,606,627	FNMA, Pool# AL3316, 3.50%, due 03/01/43	1,707,801
2,746,239	FNMA, Pool# AL3873, 3.50%, due 07/01/43	2,935,036
2,106,132	FNMA, Pool# AX2532, 3.50%, due 11/01/44	2,249,005
1,541,440	FNMA, Pool# AY5617, 3.50%, due 06/01/45	1,630,405
5,293,700	FNMA, Pool# AL7594, 3.50%, due 08/01/45	5,653,630
479,636	FNMA, Pool# AZ3743, 3.50%, due 11/01/45	506,653
1,037,854	FNMA, Pool# AL7359, 4.00%, due 05/01/29	1,112,795
1,825,297	FNMA, Pool# MA1689, 4.00%, due 12/01/33	1,977,631
1,990,042	FNMA, Pool# 725331, 4.00%, due 01/01/34	2,143,078
337,052	FNMA, Pool# AS2666, 4.00%, due 06/01/34	361,960
773,697	FNMA, Pool# MA2019, 4.00%, due 09/01/34	838,024
2,366,915	FNMA, Pool# AL6663, 4.00%, due 03/01/39	2,548,046
974,152	FNMA, Pool# 932807, 4.00%, due 09/01/40	1,048,697
520,556	FNMA, Pool# AE7685, 4.00%, due 10/01/40	559,951
2,182,610	FNMA, Pool# AH4404, 4.00%, due 01/01/41	2,348,445
887,520	FNMA, Pool# AJ9317, 4.00%, due 01/01/42	958,405
334,879	FNMA, Pool# AO4109, 4.00%, due 06/01/42	360,818
8,838,361	FNMA, Pool# AL2598, 4.00%, due 10/01/42††††	9,525,014
423,310	FNMA, Pool# AB9383, 4.00%, due 05/01/43	461,099
4,778,626	FNMA, Pool# AS2703, 4.00%, due 06/01/44	5,178,962
215,678	FNMA, Pool# MA0634, 4.50%, due 01/01/31	236,849
1,162,557	FNMA, Pool# 995243, 4.50%, due 08/01/38	1,269,953
1,100,166	FNMA, Pool# AD9153, 4.50%, due 08/01/40	1,203,695
1,524,167	FNMA, Pool# AL0215, 4.50%, due 04/01/41*	1,671,929
2,005,765	FNMA, Pool# AL6301, 4.50%, due 06/01/42	2,195,683
4,378,053	FNMA, Pool# AS3881, 4.50%, due 11/01/44	4,777,714
2,875,237	FNMA, Pool# 254903, 5.00%, due 10/01/33	3,211,261
1,160,538	FNMA, Pool# 725027, 5.00%, due 11/01/33	1,296,228
1,029,625	FNMA, Pool# 889834, 5.00%, due 12/01/35	1,163,991
963,182	FNMA, Pool# 745148, 5.00%, due 01/01/36	1,072,878
762,862	FNMA, Pool# 995245, 5.00%, due 01/01/39	846,842
335,927	FNMA, Pool# AI1892, 5.00%, due 05/01/41	378,806
1,055,416	FNMA, Pool# AI1971, 5.00%, due 05/01/41	1,177,244
2,528,751	FNMA, Pool# AL0761, 5.00%, due 09/01/41	2,828,350
843,933	FNMA, Pool# AL5955, 5.00%, due 01/01/42	940,660
1,078,104	FNMA, Pool# AL6839, 5.00%, due 04/01/42	1,205,931
688,159	FNMA, Pool# AL5788, 5.00%, due 05/01/42	767,917
7,283	FNMA, Pool# 254548, 5.50%, due 12/01/32	8,265

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

675,470	FNMA, Pool# 704235, 5.50%, due 05/01/33	766,587
90,956	FNMA, Pool# 990906, 5.50%, due 10/01/35	103,177
498,244	FNMA, Pool# 849077, 5.50%, due 01/01/36	563,061
1,011,540	FNMA, Pool# 983471, 5.50%, due 05/01/38	1,137,359
1,004,436	FNMA, Pool# 985184, 5.50%, due 08/01/38	1,130,293
592,771	FNMA, Pool# AX1916, 5.50%, due 12/01/41	686,467
580,519	FNMA, Pool# AE0469, 6.00%, due 12/01/39	665,435
1,315,704	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,558,105
88,586	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	99,253
1,500,000	FNMA TBA, 2.50%, due 07/01/28	1,552,001
4,500,000	FNMA TBA, 3.00%, due 06/01/43	4,661,550
4,500,000	FNMA TBA, 3.50%, due 10/01/43	4,743,242
500,000	FNMA TBA, 4.00%, due 11/01/42	535,650
1,417,989	GNMA, Pool# MA3033, 3.00%, due 08/20/45	1,484,965
792,274	GNMA, Pool# 004833, 4.00%, due 10/20/40	854,096
665,831	GNMA, Pool# 004977, 4.00%, due 03/20/41	717,789
2,463,863	GNMA, Pool# MA3522, 4.00%, due 03/20/46	2,642,977
692,906	GNMA, Pool# 004636, 4.50%, due 02/20/40	756,756
129,320	GNMA, Pool# 004678, 4.50%, due 04/20/40	140,854
1,813,258	GNMA, Pool# 004978, 4.50%, due 03/20/41	1,980,507
2,895,192	GNMA, Pool# 005055, 4.50%, due 05/20/41	3,162,243
386,102	GNMA, Pool# 005334, 5.00%, due 03/20/42	434,520
4,500,000	GNMA TBA, 3.00%, due 02/01/44	4,702,184
8,000,000	GNMA TBA, 3.50%, due 04/01/44	8,488,047
500,000	GNMA TBA, 4.00%, due 09/01/43	534,492

		190,129,620

	Municipal Obligations — 1.3%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	467,748
290,000	City of Houston General Obligation, 6.29%, due 03/01/32	372,273
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	106,091
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	655,135
900,000	Energy Northwest, 2.80%, due 07/01/21	949,338
1,360,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,801,483
1,150,000	New Jersey Economic Development Authority, 2.18%, due 02/15/19‡‡	1,087,049
2,049,000	New Jersey Economic Development Authority, 2.24%, due 02/15/20‡‡	1,893,461
1,350,000	State Board of Administration Finance Corp., 2.64%, due 07/01/21	1,409,373
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,581,770

		10,323,721

	Sovereign Debt Obligations — 0.8%

275,000	Argentine Republic Government International Bond, 7.50%, due 04/22/26‡ 144A	297,962
350,000	Colombia Government International Bond, 4.38%, due 07/12/21	376,600
1,385,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,477,679
800,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	873,969
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	925,781
200,000	Hungary Government International Bond, 7.63%, due 03/29/41‡	290,500
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	835,357

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued

200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	203,447
200,000	Panama Government International Bond, 3.75%, due 03/16/25	211,500
200,000	Panama Government International Bond, 4.00%, due 09/22/24	215,500
280,000	Province of Manitoba Canada, 2.13%, due 06/22/26	278,719
300,000	Provincia de Buenos Aires, 7.88%, due 06/15/27¤ 144A	309,750
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44‡‡‡	187,738
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	454,554

		6,939,056

	U.S. Government and Agency Obligations — 16.6%

2,300,000	FNMA, 1.23%, due 10/09/19‡‡	2,210,475
140,000	Resolution Funding Corp. STRIPS, (PO), 2.75%, due 04/15/30‡‡	101,096
400,000	Resolution Funding Corp. STRIPS, (PO), 2.82%, due 01/15/30‡‡	288,323
85,000	Tennessee Valley Authority, 7.13%, due 05/01/30	130,354
7,675,000	U.S. Treasury Bond, 2.50%, due 02/15/46	7,992,192
7,463,000	U.S. Treasury Bond, 3.00%, due 05/15/45	8,580,995
7,270,000	U.S. Treasury Bond, 3.38%, due 05/15/44	8,962,405
2,239,000	U.S. Treasury Bond, 3.63%, due 08/15/43	2,889,490
4,073,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,868,382
25,800,000	U.S. Treasury Note, 0.63%, due 06/30/18	25,816,641
3,580,000	U.S. Treasury Note, 0.75%, due 04/30/18	3,590,489
3,000,000	U.S. Treasury Note, 0.75%, due 02/15/19	3,005,976
1,975,000	U.S. Treasury Note, 0.88%, due 04/15/17	1,981,211
5,000,000	U.S. Treasury Note, 0.88%, due 04/15/19	5,024,025
13,775,000	U.S. Treasury Note, 1.00%, due 06/15/19	13,843,875
565,000	U.S. Treasury Note, 1.00%, due 06/30/21	567,979
11,498,000	U.S. Treasury Note, 1.25%, due 03/31/21	11,632,297
1,640,000	U.S. Treasury Note, 1.25%, due 06/30/23	1,648,841
10,200,000	U.S. Treasury Note, 1.38%, due 04/30/21	10,376,705
4,615,000	U.S. Treasury Note, 1.63%, due 07/31/19	4,740,288
1,592,000	U.S. Treasury Note, 1.63%, due 02/15/26	1,609,972
14,105,000	U.S. Treasury Note, 1.63%, due 05/15/26	14,278,012
1,735,000	U.S. Treasury Note, 2.13%, due 12/31/22	1,829,341
1,135,000	U.S. Treasury STRIPS, 1.68%, due 08/15/25* ‡‡	982,954

		137,952,318

	TOTAL DEBT OBLIGATIONS (COST $807,483,944)	819,847,107

	SHORT-TERM INVESTMENTS — 7.2%

	Bank Deposit — 4.4%

36,338,246	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	36,338,246

	TOTAL BANK DEPOSITS (COST $36,338,246)	36,338,246

	Securities Lending Collateral — 0.7%

5,851,883	State Street Institutional U.S. Government Money Market Fund, Premier Class***	5,851,883

	TOTAL SECURITIES LENDING COLLATERAL (COST $5,851,883)	5,851,883

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 2.1%

12,800,000	FHLB, 0.00%, due 07/01/16‡‡	12,800,000
4,318,000	United States Treasury Bill, 0.17%, due 07/21/16‡‡	4,317,581

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $17,117,465)	17,117,581

	TOTAL SHORT-TERM INVESTMENTS (COST $59,307,594)	59,307,710

	TOTAL INVESTMENTS — 106.0% (Cost $866,791,538)	879,154,817

	Other Assets and Liabilities (net) — (6.0)%	(49,679,426)

	NET ASSETS — 100.0%	$829,475,391

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

*	All or a portion of this security is held for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $1,565,555.

¤	Illiquid security. The total market value of the securities at period end is $6,868,756 which represents 0.8% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $6,784,777.

†	Floating rate note. Rate shown is as of June 30, 2016.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $130,975,152 which represents 15.8% of net assets.

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
82	U.S. Treasury Note 2 Year	September 2016	$17,984,907	$124,255
146	U.S. Treasury Note 5 Year	September 2016	17,835,953	227,932
128	U.S. Treasury Note 10 Year	September 2016	17,022,000	405,909
173	U.S. Ultra Bond	September 2016	32,242,875	1,919,023

				$2,677,119

Sales
135	U.S. Long Bond	September 2016	$23,266,406	$(1,333,698)
Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	3-Month USD LIBOR	1.50%	12/31/22	$250,000	$(6,047)
Receive	3-Month USD LIBOR	1.74%	12/31/21	2,120,000	(81,972)
Receive	3-Month USD LIBOR	1.85%	11/30/22	3,845,000	(178,646)
Receive	3-Month USD LIBOR	1.98%	11/30/22	1,800,000	(98,603)
Receive	3-Month USD LIBOR	2.21%	01/08/26	7,920,000	(626,885)
Receive	3-Month USD LIBOR	2.22%	05/31/22	2,480,000	(165,964)
Receive	3-Month USD LIBOR	2.57%	09/08/24	1,600,000	(167,606)
Receive	6-Month USD LIBOR	1.41%	12/31/22	1,400,000	(26,227)
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN 25,050,000	13,037

					$(1,338,913)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$193,210

Currency Abbreviations

MXN	— Mexican Peso

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.8
Futures Contracts	0.2
Swaps	(0.2)
Short-Term Investments	7.2
Other Assets and Liabilities (net)	(6.0)

100.0%

70	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 95.1%

		Corporate Debt — 50.1%

2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,079,380
2,000,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22‡ 144A	1,525,000
2,500,000		Acosta, Inc., 7.75%, due 10/01/22 144A	2,206,250
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20‡	714,000
150,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, due 10/30/20	156,075
1,600,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21	1,668,000
1,200,000		Alere, Inc., 6.50%, due 06/15/20	1,200,000
2,300,000		Altice US Finance I Corp., 5.50%, due 05/15/26 144A	2,305,750
2,500,000		AMC Networks, Inc., 5.00%, due 04/01/24	2,484,062
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	558,900
3,000,000		ArcelorMittal, 6.50%, due 03/01/21‡	3,097,500
2,500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21‡ 144A	2,493,750
1,700,000	EUR	Areva SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,488,086
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,506,380
1,700,000	EUR	Ball Corp., 4.38%, due 12/15/23	2,042,064
2,500,000		Bank of America Corp., Series M, 8.13%† †††††	2,509,375
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18‡ 144A	895,000
1,500,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	1,267,500
2,000,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,510,000
400,000		Bombardier, Inc., 7.50%, due 03/15/25 144A	348,000
1,800,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22†††	369,000
138,000		California Resources Corp., 5.50%, due 09/15/21‡	70,380
345,000		California Resources Corp., 6.00%, due 11/15/24‡	169,913
1,293,000		California Resources Corp., 8.00%, due 12/15/22‡ 144A	919,646
2,000,000		Calpine Corp., 5.75%, due 01/15/25	1,952,500
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,052,500
500,000		Calumet Specialty Products Partners, LP/Calumet Finance Corp., 11.50%, due 01/15/21 144A	563,750
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,057,500
1,400,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	1,445,500
1,700,000		Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	1,653,250
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	884,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,537,500
2,200,000		CenturyLink, Inc., 6.75%, due 12/01/23	2,169,750
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,419,593
1,500,000		CGG SA, 6.50%, due 06/01/21	667,500
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20††† ‡	495,315
325,000		CHC Helicopter SA, 9.38%, due 06/01/21†††	47,125
1,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23	1,062,955
900,000		Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24 144A	925,317
1,343,000		Chesapeake Energy Corp., 8.00%, due 12/15/22‡ 144A	1,139,871
3,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	2,640,000
3,000,000		CIT Group, Inc., 5.00%, due 08/01/23	3,030,000
2,000,000		Citigroup, Inc., 6.30%† †††††	1,992,300
700,000		Clayton Williams Energy, Inc., 7.75%, due 04/01/19	532,000
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	201,000

See accompanying Notes to the Schedule of Investments.	71

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	765,200
2,500,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	2,575,000
2,500,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	2,143,750
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	877,500
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23‡	801,000
1,300,000	EUR	Cott Finance Corp., 5.50%, due 07/01/24 144A	1,480,521
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23 144A	1,387,500
1,500,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,533,750
300,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	247,500
1,000,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 9.25%, due 06/15/23 144A	1,021,250
2,000,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	2,025,950
2,000,000		Deutsche Bank AG, 4.30%, due 05/24/28†	1,751,648
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, due 06/15/21 144A	306,199
300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, due 06/15/24 144A	313,704
1,000,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	748,750
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,293,300
1,800,000		DISH DBS Corp., 5.00%, due 03/15/23	1,642,500
500,000		DISH DBS Corp., 5.13%, due 05/01/20	509,687
200,000		DISH DBS Corp., 5.88%, due 11/15/24	186,750
900,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	304,956
800,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	804,000
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	440,000
1,000,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	872,500
2,500,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,662,500
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24†††	138,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20††† 144A	243,000
1,000,000		EnQuest Plc, 7.00%, due 04/15/22 144A	623,750
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18†††	27,500
500,000		Equinix, Inc., 4.88%, due 04/01/20	521,250
1,500,000		Equinix, Inc., 5.38%, due 04/01/23	1,556,250
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	675,852
16,610,000,000	IDR	European Investment Bank, Reg S, 7.20%, due 07/09/19†††† ‡‡‡	1,244,320
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	550,238
2,000,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23††††	1,765,000
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20‡	2,534,375
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	196,050
2,200,000		First Data Corp., 5.75%, due 01/15/24 144A	2,191,750
500,000		First Data Corp., 7.00%, due 12/01/23 144A	508,125
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,617,500
1,000,000		FMG Resources August 2006 Pty, Ltd., 9.75%, due 03/01/22‡ 144A	1,108,750
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	349,620
800,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	826,955
1,000,000		Goodrich Petroleum Corp., 8.00%, due 03/15/18¤ ††† 144A	100,000
350,000		Goodrich Petroleum Corp., 8.88%, due 03/15/18¤ ††† 144A	35,000
500,000		Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	510,625
1,000,000		Goodyear Tire & Rubber Co. (The), 5.13%, due 11/15/23	1,037,500
1,500,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22	1,533,750
600,000		Halcon Resources Corp., 8.88%, due 05/15/21	123,000

72	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

900,000		Halcon Resources Corp., 13.00%, due 02/15/22 144A	481,500
1,500,000	EUR	Hanesbrands Finance Luxembourg SCA, 3.50%, due 06/15/24 144A	1,691,420
1,600,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,613,760
2,500,000		HCA, Inc., 5.00%, due 03/15/24	2,593,750
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,281,000
1,500,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23‡	1,402,500
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	708,750
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22	344,375
2,000,000	EUR	Infor US, Inc., 5.75%, due 05/15/22	1,889,281
700,000	EUR	Inovyn Finance Plc, 6.25%, due 05/15/21 144A	793,187
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23‡	1,600,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	659,446
2,500,000		InterGen NV, 7.00%, due 06/30/23 144A	1,781,250
2,500,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	2,553,125
1,500,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,537,500
2,000,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	1,947,500
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,040,000
1,000,000		JPMorgan Chase & Co., 5.00%† †††††	957,500
1,500,000		JPMorgan Chase & Co., 6.00%† †††††	1,535,625
700,000		KB Home, 4.75%, due 05/15/19	705,250
1,000,000		KB Home, 7.50%, due 09/15/22	1,035,000
1,000,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 06/01/24 144A	1,020,000
900,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 06/01/26 144A	924,750
600,000	EUR	Lincoln Finance, Ltd., 6.88%, due 04/15/21 144A	716,562
1,300,000		Linn Energy LLC/Linn Energy Finance Corp., 12.00%, due 12/15/20††† 144A	451,750
900,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	837,000
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	519,022
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,397,094
800,000		Memorial Resource Development Corp., 5.88%, due 07/01/22	800,000
600,000		Microsemi Corp., 9.13%, due 04/15/23 144A	663,000
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21†††	10,625
2,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	2,576,125
400,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	421,000
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	228,000
2,500,000		Navient Corp., 5.50%, due 01/15/19	2,514,125
2,000,000		Neptune Finco Corp., 10.88%, due 10/15/25 144A	2,291,240
2,500,000		Netflix, Inc., 5.88%, due 02/15/25	2,634,375
800,000		Newell Brands, Inc., 5.00%, due 11/15/23 144A	841,005
1,500,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,488,750
1,500,000		Novelis, Inc., 8.38%, due 12/15/17	1,534,687
2,000,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	2,000,000
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22‡ 144A	2,010,000
2,000,000		Peabody Energy Corp., 10.00%, due 03/15/22††† 144A	270,000
100,000		Penn Virginia Corp., 8.50%, due 05/01/20†††	39,000

See accompanying Notes to the Schedule of Investments.	73

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,377,675
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	1,214,726
300,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	303,000
1,000,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	1,028,750
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	948,195
1,400,000		QEP Resources, Inc., 5.25%, due 05/01/23	1,295,000
2,000,000		Qorvo, Inc., 7.00%, due 12/01/25 144A	2,120,000
1,000,000		Radio One, Inc., 9.25%, due 02/15/20 144A	890,000
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	848,743
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, due 07/15/23 144A	405,500
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	724,500
200,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.00%, due 07/15/24 144A	206,275
1,900,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	1,987,970
2,800,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	3,368,862
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	507,500
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	1,008,750
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25	500,000
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23	777,500
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	942,085
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	704,197
1,000,000		Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	998,125
1,500,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,554,375
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,583,800
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,203,750
500,000		Sprint Corp., 7.63%, due 02/15/25	398,125
500,000		Sprint Corp., 7.88%, due 09/15/23	411,250
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	308,625
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	1,025,000
800,000		Stena International SA, 5.75%, due 03/01/24‡ 144A	660,000
1,300,000		T-Mobile USA, Inc., 6.00%, due 04/15/24	1,348,750
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,052,500
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,048,750
1,500,000		Talen Energy Supply LLC, 6.50%, due 06/01/25	1,252,500
1,800,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,764,000
1,500,000		TEGNA, Inc., 5.13%, due 07/15/20	1,550,625
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	972,500
1,800,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,853,640
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,756,897
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20††† 144A	685,000
200,000		TransDigm, Inc., 6.00%, due 07/15/22	202,036
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	1,019,380
800,000		TransDigm, Inc., 6.50%, due 05/15/25	805,000
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	184,088

74	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22††† 144A	188,000
2,500,000		United Rentals North America, Inc., 5.88%, due 09/15/26	2,493,750
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	897,843
810,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	953,807
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,725,571
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23‡ 144A	808,125
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	830,000
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	483,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	592,537
1,100,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	1,072,500
900,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,243,725
900,000		Weatherford International, Ltd., 7.75%, due 06/15/21‡	879,750
1,100,000		Weatherford International, Ltd., 8.25%, due 06/15/23‡	1,047,750
2,500,000		Western Digital Corp., 10.50%, due 04/01/24 144A	2,681,250
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,319,808
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	762,111
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,539,375
1,400,000		WPX Energy, Inc., 8.25%, due 08/01/23‡	1,410,500
700,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25 144A	679,875
1,300,000		Wynn Macau, Ltd., 5.25%, due 10/15/21‡ 144A	1,271,140
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,365,326

			231,150,328

		Sovereign Debt Obligations — 45.0%

895,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/22	1,516,368
870,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/21	1,451,803
815,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 03/01/22	1,374,302
18,230,000	BRL	Brazil Letras do Tesouro Nacional, 12.65%, due 01/01/18‡‡	4,747,391
41,140,000	BRL	Brazil Letras do Tesouro Nacional, 12.80%, due 01/01/19‡‡	9,602,651
20,000,000	BRL	Brazil Letras do Tesouro Nacional, 13.34%, due 01/01/20‡‡	4,176,655
3,000,000	BRL	Brazil Notas do Tesouro Nacional Serie B, 6.00%, due 05/15/35	2,736,652
27,258,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	8,230,848
462,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/19	137,966
15,525,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	4,530,858
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	2,199,169
1,080,200,000	COP	Colombian TES, 7.00%, due 05/04/22	372,379
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	735,067
9,646,200,000	COP	Colombian TES, 10.00%, due 07/24/24	3,863,099
363,360,000	HUF	Hungary Government Bond, 2.50%, due 06/22/18	1,302,165
60,510,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	214,327
239,190,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	829,294
343,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,266,565
357,400,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	1,376,339
174,970,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	748,141
607,960,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	2,431,637
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,805,583
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	583,203

See accompanying Notes to the Schedule of Investments.	75

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,058,178
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	234,750
7,780,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	598,847
68,368,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	5,475,908
72,716,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	5,838,293
30,101,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	2,426,299
32,136,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,673,248
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,778,455
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	277,458
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	59,603
3,200,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	800,655
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	29,555
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	266,359
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	246,525
8,779,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,201,555
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	44,606
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	4,112,374
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	485,312
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	277,267
32,500,000	MXN	Mexican Bonos, 5.00%, due 06/15/17	1,772,095
60,245,100	MXN	Mexican Bonos, 6.50%, due 06/10/21	3,416,029
68,250,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	3,872,122
18,283,700	MXN	Mexican Bonos, 7.50%, due 06/03/27	1,110,409
68,530,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	4,242,332
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,823,046
12,385,800	MXN	Mexican Bonos, 7.75%, due 11/13/42	782,788
25,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,500,505
40,100,000	MXN	Mexican Bonos, 8.50%, due 12/13/18	2,349,790
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	470,737
14,232,600	MXN	Mexican Bonos, 8.50%, due 11/18/38	962,313
23,002,100	MXN	Mexican Bonos, 10.00%, due 12/05/24	1,601,091
18,288,200	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,395,774
6,643,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	2,029,659
3,186,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	1,036,838
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	1,133,399
13,315,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	3,313,166
1,488,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	367,929
18,271,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	4,458,874
21,445,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	6,133,562
6,017,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	1,697,401
9,965,000	RON	Romania Government Bond, 3.50%, due 12/19/22	2,530,142
3,935,000	RON	Romania Government Bond, 4.75%, due 02/24/25	1,066,527
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,624,059
33,000,000	RUB	Russian Federal Bond — OFZ, 5.00%, due 08/08/18††	489,233
182,000,000	RUB	Russian Federal Bond — OFZ, 6.20%, due 01/31/18	2,724,978
187,389,000	RUB	Russian Federal Bond — OFZ, 6.40%, due 05/27/20	2,737,606
379,209,000	RUB	Russian Federal Bond — OFZ, 6.70%, due 05/15/19	5,641,459
56,201,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	826,157
6,960,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 03/15/18	106,594

76	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

67,880,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 02/27/19	1,030,463
120,903,000	RUB	Russian Federal Bond — OFZ, 7.60%, due 04/14/21	1,836,514
87,467,000	RUB	Russian Federal Bond — OFZ, 7.60%, due 07/20/22	1,324,109
20,000,000	RUB	Russian Foreign Bond — Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	306,258
29,123,575	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	1,870,193
69,228,190	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	4,291,160
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	73,712
68,602,037	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	4,268,054
31,479,920	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	1,955,480
3,400,000	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	212,209
43,409,265	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	2,834,440
36,200,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	2,752,263
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	207,312
155,584,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	4,949,789
178,026,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	5,403,692
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	67,886
96,888,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	3,588,735
17,812,080	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	480,159
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,737,064
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	1,363,768
4,875,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	1,690,440
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,347,235
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	582,908
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	640,317
10,517,174	TRY	Turkey Government Bond, 9.00%, due 07/24/24	3,670,121
3,832,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,369,880
5,619,189	TRY	Turkey Government Bond, 10.60%, due 02/11/26	2,157,281
10,506,072	TRY	Turkey Government Bond, 10.70%, due 02/17/21	3,918,336

			207,264,101

		TOTAL DEBT OBLIGATIONS (COST $470,786,848)	438,414,429

		SHORT-TERM INVESTMENTS — 8.6%

Par Value ($)		Description	Value ($)

		Bank Deposit — 3.8%

17,378,990		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	17,378,990

		Securities Lending Collateral — 4.8%

21,999,853		State Street Institutional U.S. Government Money Market Fund, Premier Class***	21,999,853

		TOTAL SHORT-TERM INVESTMENTS (COST $39,378,843)	39,378,843

		TOTAL INVESTMENTS — 103.7% (Cost $510,165,691)	477,793,272
		Other Assets and Liabilities (net) — (3.7)%	(17,026,707)

		NET ASSETS — 100.0%	$460,766,565

See accompanying Notes to the Schedule of Investments.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments:

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $135,000 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $1,169,759.

†	Floating rate note. Rate shown is as of June 30, 2016.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $109,166,095 which represents 23.7% of net assets.

78	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
09/02/16	BRL	Goldman Sachs International	28,167,133	$8,638,320	$612,762
09/21/16	CLP	Goldman Sachs International	974,759,000	1,462,560	48,842
09/21/16	COP	Citibank N.A.	44,971,271,647	15,207,037	752,328
09/21/16	COP	Goldman Sachs International	7,637,697,745	2,582,688	140,621
09/21/16	EUR	Citibank N.A.	5,641,508	6,285,045	(133,364)
12/15/16	EUR	Citibank N.A.	500,000	558,901	(4,849)
08/18/16	EUR	Deutsche Bank AG London	4,817,200	5,359,986	(143,698)
09/21/16	EUR	Goldman Sachs International	3,237,960	3,607,320	(87,041)
08/18/16	GBP	Deutsche Bank AG London	1,000,000	1,337,214	(110,486)
10/20/16	GBP	Deutsche Bank AG London	309,578	414,224	(38,286)
12/15/16	GBP	Deutsche Bank AG London	222,000	297,231	(16,499)
09/21/16	HUF	Citibank N.A.	1,333,660,000	4,692,655	(117,832)
09/21/16	HUF	Goldman Sachs International	295,460,000	1,039,614	(27,452)
09/21/16	IDR	Citibank N.A.	36,319,228,050	2,711,507	34,841
09/21/16	IDR	Standard Chartered Bank	47,231,452,950	3,526,187	53,286
09/21/16	MXN	Goldman Sachs International	16,190,000	870,852	25,223
09/21/16	MYR	Citibank N.A.	41,600,694	10,265,335	112,690
08/10/16	NGN	Citibank N.A.	440,574,333	1,543,184	(234,064)
08/17/16	NGN	Citibank N.A.	82,343,478	287,934	(48,093)
08/10/16	NGN	Goldman Sachs International	132,094,344	462,682	(91,928)
08/10/16	NGN	Standard Chartered Bank	78,488,416	274,919	(51,437)
08/10/16	NGN	Standard Chartered Bank	96,049,818	336,430	(57,663)
09/21/16	PHP	Citibank N.A.	250,523,074	5,306,814	(30,841)
09/21/16	PHP	Goldman Sachs International	43,524,926	921,986	(5,041)
09/21/16	PLN	Citibank N.A.	28,269,967	7,123,661	(103,099)
09/21/16	PLN	Goldman Sachs International	5,000,000	1,259,934	(27,816)
09/21/16	RON	Citibank N.A.	1,897,000	466,573	(11,984)
09/21/16	RUB	Citibank N.A.	7,579,127	116,283	8,975
09/21/16	RUB	Goldman Sachs International	144,669,718	2,219,597	11,725
03/15/17	RUB	Goldman Sachs International	228,058,690	3,359,878	174,478
09/21/16	THB	Citibank N.A.	320,305,051	9,103,519	74,829
09/21/16	THB	Deutsche Bank AG	120,386,770	3,421,561	15,031
09/21/16	THB	Standard Chartered Bank	80,915,076	2,299,720	7,671
09/21/16	TRY	Citibank N.A.	42,964,711	14,663,224	185,131
09/21/16	TRY	Deutsche Bank AG	167,299	57,097	501
09/21/16	TRY	Goldman Sachs International	12,606,000	4,302,242	54,508
09/21/16	ZAR	Citibank N.A.	35,888,907	2,412,336	119,628
09/21/16	ZAR	Deutsche Bank AG	14,573,000	979,550	63,268
09/21/16	ZAR	Goldman Sachs International	20,953,093	1,408,399	61,752

					$1,216,617

Sales
09/02/16	BRL	Citibank N.A.	4,763,695	$1,460,934	$(167,575)
09/02/16	BRL	Deutsche Bank AG	64,048,985	19,642,597	(2,446,392)
02/15/17	CNY	Citibank N.A.	85,364,000	12,757,817	(157,265)
09/21/16	EUR	Citibank N.A.	2,683,193	2,989,269	65,481
08/18/16	EUR	Deutsche Bank AG London	817,200	909,279	(5,129)

See accompanying Notes to the Schedule of Investments.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
09/21/16	EUR	Goldman Sachs International	8,695,807	9,687,753	141,765
09/21/16	HUF	Citibank N.A.	1,887,752,350	6,649,339	198,276
09/21/16	HUF	Deutsche Bank AG	126,560,127	445,318	14,182
09/21/16	HUF	Goldman Sachs International	497,470,000	1,750,413	47,098
09/21/16	IDR	Barclays Bank Plc	18,485,210,000	1,380,062	(23,349)
09/21/16	IDR	Citibank N.A.	15,411,100,000	1,150,556	9,307
09/21/16	IDR	Goldman Sachs International	24,378,160,000	1,820,015	(23,086)
09/21/16	KRW	Citibank N.A.	13,447,566,476	11,665,605	(25,097)
09/21/16	KRW	Deutsche Bank AG	63,044,463	54,690	(289)
09/21/16	KRW	Goldman Sachs International	2,419,062	2,099	(11)
09/21/16	MXN	Citibank N.A.	134,753,000	7,248,299	(66,828)
09/21/16	MXN	Goldman Sachs International	51,242,000	2,756,282	10,872
08/10/16	NGN	Citibank N.A.	67,147,677	235,196	26,079
08/17/16	NGN	Goldman Sachs & Co.	82,343,478	287,935	75,212
08/10/16	NGN	Goldman Sachs International	600,182,616	2,102,239	383,328
08/10/16	NGN	JPMorgan Chase Bank N.A.	79,876,619	279,781	6,291
09/21/16	PLN	Citibank N.A.	5,764,343	1,452,539	6,720
09/21/16	PLN	Goldman Sachs International	9,093,546	2,291,454	(8,795)
09/21/16	RON	Citibank N.A.	1,236,112	304,026	5,397
09/21/16	RUB	Citibank N.A.	55,269,179	847,968	(46,603)
09/21/16	RUB	Goldman Sachs International	445,269,645	6,831,556	(365,114)
09/21/16	SGD	Citibank N.A.	14,554,000	10,806,013	(119,080)
09/21/16	THB	Citibank N.A.	15,275,680	434,156	(6,386)
09/21/16	THB	Goldman Sachs International	51,140,320	1,453,480	(21,379)
09/21/16	TRY	Citibank N.A.	16,934,229	5,779,403	(236,679)
09/21/16	TRY	Goldman Sachs International	16,839,283	5,746,999	(136,220)
09/21/16	TWD	Citibank N.A.	203,000,000	6,303,683	(91,923)
09/21/16	ZAR	Citibank N.A.	22,479,108	1,510,973	(99,246)
09/21/16	ZAR	Deutsche Bank AG	23,723,846	1,594,640	(104,221)
09/21/16	ZAR	Goldman Sachs International	70,510,155	4,739,464	(317,512)
09/21/16	ZAR	Standard Chartered Bank	3,292,783	221,330	(7,388)

					$(3,485,559)

Cross-Currency Forwards

Settlement Date	Receive/Deliver	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
09/21/16	EUR/HUF	Goldman Sachs International	859,565	273,290,000	$(3,989)
09/21/16	EUR/CZK	Goldman Sachs International	7,467,487	201,970,000	16,124
09/21/16	EUR/PLN	Goldman Sachs International	1,255,828	5,583,166	(7,803)
09/21/16	HUF/EUR	Goldman Sachs International	835,495,094	2,628,067	11,942
09/21/16	PLN/EUR	Goldman Sachs International	10,795,000	2,424,451	19,186

					$35,460

80	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigeria Naira
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
97	South Africa Government Bond, Series R186	August 2016	$745,396	$14,122
39	South Africa Government Bond, Series R2035	August 2016	263,139	5,980
469	South Africa Government Bond, Series R2037	August 2016	2,913,409	69,659
119	South Africa Government Bond, Series R204	August 2016	823,324	9,191
1,098	South Africa Government Bond, Series R207	August 2016	7,338,494	99,946
481	South Africa Government Bond, Series R208	August 2016	3,171,400	52,149

				$251,047

Sales
3	U.S. Treasury Note 10 Year	September 2016	$398,953	$633

				$633

See accompanying Notes to the Schedule of Investments.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	95.1
Futures Contracts	0.1
Forward Foreign Currency Contracts	(0.5)
Short-Term Investments	8.6
Other Assets and Liabilities (net)	(3.3)

100.0%

82	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.9%

	Bermuda — 1.3%

342,911	Cosan, Ltd. Class A	2,232,351
65,675	Credicorp, Ltd.	10,135,623
13,161,000	GOME Electrical Appliances Holding, Ltd.	1,556,328
19,400	Jardine Matheson Holdings, Ltd.	1,136,044
1,219,000	Nine Dragons Paper Holdings, Ltd.	933,235
7,500,000	SMI Holdings Group, Ltd.‡	718,378

	Total Bermuda	16,711,959

	Brazil — 4.6%

2,083,425	AMBEV SA, ADR	12,313,042
663,000	AMBEV SA	3,942,302
843,953	Banco Bradesco SA, ADR	6,591,273
295,900	Banco do Brasil SA	1,586,754
228,600	BB Seguridade Participacoes SA	2,005,758
366,800	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	2,060,835
147,500	BRF SA	2,077,776
498,000	CCR SA	2,611,440
118,545	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,062,163
242,000	Cielo SA	2,557,665
123,300	Cosan SA Industria e Comercio	1,281,974
19,388	Embraer SA, Sponsored ADR	421,107
110,800	Hypermarcas SA	807,201
184,819	Itau Unibanco Holding SA, ADR	1,744,691
1,040,100	JBS SA	3,246,508
47,000	Klabin SA	226,216
113,200	Kroton Educacional SA	480,537
397,100	Lojas Renner SA	2,936,340
71,900	Natura Cosmeticos SA	572,282
201,100	Qualicorp SA	1,168,153
146,200	Raia Drogasil SA	2,881,332
77,800	Totvs SA	741,635
147,700	Ultrapar Participacoes SA	3,278,329
106,800	WEG SA	458,036

	Total Brazil	57,053,349

	British Virgin Islands — 0.1%

85,159	Mail.Ru Group, Ltd., GDR*	1,549,894

	Cayman Islands — 8.8%

90,753	Alibaba Group Holding, Ltd., Sponsored ADR* ‡	7,217,586
485,000	ANTA Sports Products, Ltd.	975,666
36,603	Baidu, Inc., Sponsored ADR*	6,044,985
2,673,000	Belle International Holdings, Ltd.	1,578,970
180,000	Bizlink Holding, Inc.	1,107,217
1,028,000	China Conch Venture Holdings, Ltd.	2,038,401
31,600	China Lodging Group, Ltd., ADR	1,151,188
1,149,000	China Medical System Holdings, Ltd.	1,764,112
488,000	China Resources Land, Ltd.	1,144,113

See accompanying Notes to the Schedule of Investments.	83

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

431,000	Country Garden Holdings Co., Ltd.	181,815
13,232	Ctrip.com International, Ltd., ADR*	545,158
6,889,000	Dali Foods Group Co., Ltd.¤ ‡ 144A	3,953,157
402,000	ENN Energy Holdings, Ltd.	1,989,654
923,000	Evergrande Real Estate Group, Ltd.	563,640
1,037,000	Fu Shou Yuan International Group, Ltd.	733,027
8,720,000	Geely Automobile Holdings, Ltd.	4,743,110
121,000	Gourmet Master Co., Ltd.	1,066,629
347,000	Hengan International Group Co., Ltd.	2,917,303
15,889	JD.com, Inc., ADR*	337,324
235,000	Kingsoft Corp., Ltd.	454,058
6,413,652	Lee & Man Paper Manufacturing, Ltd.¤	4,769,022
165,000	Longfor Properties Co., Ltd.	214,790
56,543	NetEase, Inc., ADR	10,925,238
53,600	New Oriental Education & Technology Group, Inc., Sponsored ADR*	2,244,768
4,304	Qihoo 360 Technology Co., Ltd., ADR*	314,407
69,400	Qinqin Foodstuffs Group Cayman Co., Ltd.* ****	82,211
346,400	Sands China, Ltd.	1,170,523
1,267,500	Shimao Property Holdings, Ltd.	1,607,107
28,530	Silicon Motion Technology Corp., ADR	1,363,734
675,000	Sino Biopharmaceutical, Ltd.	442,167
351,000	Sunny Optical Technology Group Co., Ltd.‡	1,236,215
36,500	TAL Education Group, ADR*	2,265,190
1,243,600	Tencent Holdings, Ltd.	28,364,056
962,000	Tianneng Power International, Ltd.	656,951
5,610,000	Tongda Group Holdings, Ltd.	1,105,098
3,361,000	Want Want China Holdings, Ltd.‡	2,410,754
7,081,332	WH Group, Ltd. 144A	5,603,203
5,692,000	Xinyi Solar Holdings, Ltd.	2,253,596
2,161,500	Xtep International Holdings, Ltd.	1,166,912
122,000	Yeong Guan Energy Technology Group Co., Ltd.	776,505

	Total Cayman Islands	109,479,560

	Chile — 0.8%

27,723,461	Banco de Chile	2,963,858
63,365	Banco Santander Chile, ADR	1,227,380
31,489,665	Banco Santander Chile	1,521,534
297,810	Cencosud SA	848,450
65,519	Cia Cervecerias Unidas SA	767,447
5,383	Cia Cervecerias Unidas SA, Sponsored ADR	125,639
26,046	Enersis Chile SA, ADR	151,848
201,635	Enersis SA, Sponsored ADR	1,730,029
334,167	Itau CorpBanca	2,836
89,271	Latam Airlines Group SA, Sponsored ADR*	589,189

	Total Chile	9,928,210

	China — 8.1%

8,390,000	Agricultural Bank of China, Ltd. Class H	3,085,341
208,000	Air China, Ltd. Class H	141,934

84	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	China — continued

979,500	Anhui Conch Cement Co., Ltd. Class H	2,390,261
25,790,000	Bank of China, Ltd. Class H	10,349,523
1,100,000	Bank of Communications Co., Ltd. Class H	701,750
1,116,000	Beijing Capital International Airport Co., Ltd. Class H	1,209,235
2,015,000	China Cinda Asset Management Co., Ltd. Class H	680,413
2,544,000	China CITIC Bank Corp., Ltd. Class H	1,547,424
5,084,000	China Communications Services Corp., Ltd. Class H	2,669,662
20,756,000	China Construction Bank Corp. Class H	13,820,607
3,723,000	China Everbright Bank Co., Ltd. Class H	1,697,115
3,890,500	China Galaxy Securities Co., Ltd. Class H	3,520,090
3,200	China International Capital Corp., Ltd. Class H* 144A	4,892
6,264,000	China Petroleum & Chemical Corp. Class H	4,510,865
1,532,500	China Shenhua Energy Co., Ltd. Class H	2,832,792
1,812,000	China Shipping Development Co., Ltd. Class H	1,027,694
395,800	China Vanke Co., Ltd. Class H	783,485
1,189,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	605,257
38,400	Dalian Wanda Commercial Properties Co., Ltd. Class H	236,625
3,122,000	Great Wall Motor Co., Ltd. Class H	2,606,017
1,950,400	Guangzhou R&F Properties Co., Ltd. Class H	2,473,962
22,407,000	Industrial & Commercial Bank of China Class H	12,447,533
1,434,000	Jiangsu Expressway Co., Ltd. Class H	1,994,640
5,154,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	2,003,257
1,394,000	PetroChina Co., Ltd. Class H	948,146
3,380,760	PICC Property & Casualty Co., Ltd. Class H	5,352,622
666,500	Ping An Insurance Group Co. Class H	2,948,830
1,706,500	Sinopec Engineering Group Co., Ltd. Class H	1,539,025
3,088,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	1,423,541
1,618,000	Sinopharm Group Co., Ltd. Class H	7,796,041
1,249,000	Sinotrans, Ltd. Class H	561,866
1,729,000	TravelSky Technology, Ltd. Class H	3,343,767
988,000	Weichai Power Co., Ltd. Class H	1,022,284
1,578,000	Zhejiang Expressway Co., Ltd. Class H	1,499,680
205,500	Zhuzhou CSR Times Electric Co., Ltd. Class H	1,137,699
1,674,000	Zijin Mining Group Co., Ltd. Class H	559,967

	Total China	101,473,842

	Colombia — 0.2%

24,200	Bancolombia SA, Sponsored ADR‡	845,064
347,052	Cementos Argos SA	1,422,090
231,879	Interconexion Electrica SA ESP	712,615

	Total Colombia	2,979,769

	Czech Republic — 0.3%

48,803	Komercni Banka AS	1,829,177
429,904	Moneta Money Bank AS* ¤ 144A	1,266,200

	Total Czech Republic	3,095,377

	Denmark — 0.2%

22,672	Carlsberg AS Class B	2,153,237

See accompanying Notes to the Schedule of Investments.	85

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	France — 0.2%

25,167	Sanofi	2,117,773

	Hong Kong — 4.5%

299,000	AIA Group, Ltd.	1,797,879
61,000	Beijing Enterprises Holdings, Ltd.	348,243
206,000	China Everbright International, Ltd.	230,923
1,484,000	China Everbright, Ltd.	2,878,009
100,000	China Merchants Holdings International Co., Ltd.	268,074
1,777,000	China Mobile, Ltd.	20,548,050
102,296	China Mobile, Ltd., Sponsored ADR	5,922,938
2,220,658	China Overseas Land & Investment, Ltd.	7,086,951
2,387,431	China Resources Power Holdings Co., Ltd.	3,574,041
386,800	China Taiping Insurance Holdings Co., Ltd.*	727,669
5,335,000	CNOOC, Ltd.	6,660,632
2,028,000	CSPC Pharmaceutical Group, Ltd.	1,802,643
101,000	Far East Horizon, Ltd.	79,134
551,772	Guangdong Investment, Ltd.	847,167
853,000	Shanghai Industrial Holdings, Ltd.	1,951,661
2,706,000	Shenzhen Investment, Ltd.	1,088,921

	Total Hong Kong	55,812,935

	Hungary — 0.7%

539,264	Magyar Telekom Telecommunications Plc	848,126
241,435	OTP Bank Nyrt	5,419,996
127,197	Richter Gedeon Nyrt	2,529,822

	Total Hungary	8,797,944

	India — 8.9%

67,083	Ashok Leyland, Ltd.	98,514
178,986	Asian Paints, Ltd.	2,649,444
439,700	Aurobindo Pharma, Ltd.	4,831,457
221,783	Axis Bank, Ltd.	1,764,256
104,951	Bajaj Auto, Ltd.	4,200,686
10,846	Bajaj Finance, Ltd.	1,287,612
271,321	Bharat Petroleum Corp., Ltd.	4,356,242
51,269	Cadila Healthcare, Ltd.	250,393
41,706	Cipla, Ltd.	310,119
46,146	Divi’s Laboratories, Ltd.	769,040
42,346	Dr. Reddy’s Laboratories, Ltd., ADR	2,169,386
573	Eicher Motors, Ltd.	163,272
20,904	Glenmark Pharmaceuticals, Ltd.	247,861
25,827	Godrej Consumer Products, Ltd.	617,134
474,344	HCL Technologies, Ltd. Class T	5,146,676
78,400	HDFC Bank, Ltd., ADR	5,201,840
106,718	Hero MotoCorp Ltd.	4,996,501
390,594	Hindalco Industries, Ltd.	718,946
94,045	Hindustan Petroleum Corp., Ltd.	1,392,904
371,067	Hindustan Unilever, Ltd.	4,947,256
261,508	Housing Development Finance Corp., Ltd.	4,875,585

86	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	India — continued

474,952	Idea Cellular, Ltd.	751,834
308,809	Indiabulls Housing Finance, Ltd.	3,092,473
114,296	Indraprastha Gas, Ltd.	1,067,602
750,087	Infosys, Ltd.	13,057,369
227,691	Infosys, Ltd., Sponsored ADR	4,064,284
848,305	ITC, Ltd.	4,628,121
1,048,069	JSW Energy, Ltd.	1,307,202
67,132	LIC Housing Finance, Ltd.	494,477
240,126	Marico, Ltd.	942,909
28,052	Maruti Suzuki India, Ltd.	1,752,013
72,696	Mindtree, Ltd.	716,223
1,642	Nestle India, Ltd.	159,201
805,719	Oil & Natural Gas Corp., Ltd.	2,590,300
569,118	Power Finance Corp., Ltd.	1,450,515
7,861	Reliance Industries, Ltd. (London Exchange), GDR 144A	224,394
46,730	Shriram Transport Finance Co., Ltd.	834,040
130,146	SKS Microfinance, Ltd.*	1,432,390
16,814	State Bank of India, Ltd., Reg S, GDR‡‡‡	535,215
186,589	Tata Consultancy Services, Ltd.	7,047,811
879,411	Tata Motors, Ltd.*	6,031,440
38,431	Torrent Pharmaceuticals, Ltd.	784,322
421,545	Wipro, Ltd.	3,506,272
94,719	Wipro, Ltd., ADR	1,170,727
444,205	Zee Entertainment Enterprises, Ltd.	3,012,219

	Total India	111,648,477

	Indonesia — 2.6%

3,460,600	Astra International Tbk PT	1,950,719
647,200	Bank Central Asia Tbk PT	654,774
1,721,600	Bank Mandiri Persero Tbk PT	1,248,046
1,355,400	Bank Negara Indonesia Persero Tbk PT	535,871
4,781,600	Bank Rakyat Indonesia Persero Tbk PT	3,927,176
6,764,100	Bank Tabungan Negara Persero Tbk PT	884,337
94,300	Gudang Garam Tbk PT	493,093
87,200	Indofood CBP Sukses Makmur Tbk PT	114,025
1,748,800	Indofood Sukses Makmur Tbk PT	962,193
28,483,400	Kalbe Farma Tbk PT	3,306,944
644,100	Matahari Department Store Tbk PT	977,916
4,371,800	Mitra Keluarga Karyasehat Tbk PT	910,729
520,700	Semen Gresik Persero Tbk PT	370,024
26,868	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,651,307
35,950,900	Telekomunikasi Indonesia Persero Tbk PT	10,908,151
332,200	Unilever Indonesia Tbk PT	1,134,580
2,627,110	United Tractors Tbk PT	2,958,310

	Total Indonesia	32,988,195

	Japan — 0.2%

65,000	Honda Motor Co., Ltd.	1,651,974
10,600	Makita Corp.	703,551

	Total Japan	2,355,525

See accompanying Notes to the Schedule of Investments.	87

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.1%

80,572	Ternium SA, Sponsored ADR	1,535,702

	Malaysia — 1.4%

5,999,415	AirAsia Bhd	3,884,936
1,542,300	AMMB Holdings Bhd	1,698,848
46,600	Astro Malaysia Holdings Bhd	33,865
53,500	Axiata Group Bhd	74,878
8,700	British American Tobacco Malaysia Bhd	113,813
236,400	CIMB Group Holdings Bhd	257,044
228,200	Genting Bhd	464,414
1,346,700	Genting Malaysia Bhd	1,487,455
421,100	IHH Healthcare Bhd	689,527
43,800	Kuala Lumpur Kepong Bhd	253,230
261,400	Malayan Banking Bhd	528,951
165,700	MISC Bhd	306,915
81,000	Petronas Chemicals Group Bhd	132,929
294,600	Petronas Gas Bhd	1,607,074
797,800	Public Bank Bhd	3,842,621
307,900	Tenaga Nasional Bhd	1,077,110
903,500	Westports Holdings Bhd	945,501
293,400	YTL Corp. Bhd*	121,525

	Total Malaysia	17,520,636

	Malta — 0.1%

129,047	Brait SE* ‡	1,248,202

	Mexico — 3.9%

122,900	Alfa SAB de CV Class A	209,371
285,200	Alsea SAB de CV	1,075,920
11,086	America Movil SAB de CV Series L, ADR	135,914
1,733,300	America Movil SAB de CV Series L	1,055,994
67,900	Arca Continental SAB de CV	482,901
94,264	Cemex SAB de CV, Sponsored ADR*	581,609
538,800	Controladora Vuela Cia de Aviacion SAB de CV*	1,002,880
1,558,700	Fibra Uno Administracion SA de CV REIT	3,290,723
74,281	Fomento Economico Mexicano SAB de CV, Sponsored ADR	6,870,250
238,400	Fomento Economico Mexicano SAB de CV	2,187,296
896,900	Gentera SAB de CV	1,592,123
228,915	Gruma SAB de CV Class B	3,263,257
204,200	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,080,268
14,535	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,319,059
61,140	Grupo Aeroportuario del Sureste SAB de CV	965,422
1,080,062	Grupo Financiero Banorte SAB de CV Series O	5,981,855
129,200	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,174,428
255,400	Grupo Lala SAB de CV	558,027
1,091,287	Grupo Mexico SAB de CV Series B	2,534,018
32,258	Grupo Televisa SAB, Sponsored ADR	839,998
18,385	Industrias Penoles SAB de CV	434,970
2,019,300	Kimberly-Clark de Mexico SAB de CV Class A	4,727,215

88	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

672,700	OHL Mexico SAB de CV*	816,753
64,660	Promotora y Operadora de Infraestructura SAB de CV	788,639
1,687,900	Wal-Mart de Mexico SAB de CV	4,023,678

	Total Mexico	48,992,568

	Netherlands — 0.4%

519,874	Steinhoff International Holdings NV	2,995,034
87,400	Yandex NV Class A*	1,909,690

	Total Netherlands	4,904,724

	Philippines — 0.8%

777,200	Aboitiz Power Corp.	765,111
14,280	Ayala Corp.	259,161
59,370	Bank of the Philippine Islands	123,033
111,730	BDO Unibank, Inc.	266,717
8,955	Globe Telecom, Inc.	451,538
25,305	GT Capital Holdings, Inc.	777,659
83,360	JG Summit Holdings, Inc.	153,397
29,860	Jollibee Foods Corp.	153,664
8,293,400	Metro Pacific Investments Corp.	1,232,273
1,314,149	Metropolitan Bank & Trust Co.	2,528,867
6,095	Philippine Long Distance Telephone Co.	281,018
1,857,400	SM Prime Holdings, Inc.	1,084,305
282,980	Universal Robina Corp.	1,252,170

	Total Philippines	9,328,913

	Poland — 0.4%

49,549	Asseco Poland SA	658,734
48,031	Energa SA	115,111
160,664	Eurocash SA	1,873,998
18,634	KGHM Polska Miedz SA	312,415
14,973	KRUK SA	765,074
59,816	PGE Polska Grupa Energetyczna SA	178,098
1,143,380	Polskie Gornictwo Naftowe i Gazownictwo SA	1,625,010

	Total Poland	5,528,440

	Qatar — 0.6%

83,572	Commercial Bank QSC (The)	850,766
67,355	Doha Bank QSC	656,987
36,751	Industries Qatar QSC	991,001
23,133	Ooredoo QSC	562,021
111,191	Qatar National Bank SAQ	4,280,608

	Total Qatar	7,341,383

	Romania — 0.0%

39,231	New Europe Property Investments Plc	450,700

See accompanying Notes to the Schedule of Investments.	89

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Russia — 2.0%

590,966	Gazprom PJSC, Sponsored ADR	2,552,175
700,027	Gazprom PJSC (OTC Exchange), Sponsored ADR	3,031,117
73,392	LUKOIL PJSC, Sponsored ADR	3,062,648
56,648	LUKOIL PJSC (Euroclear Shares), Sponsored ADR	2,370,834
49,653	Magnit PJSC, GDR	1,649,473
103,593	Mobile Telesystems PJSC, Sponsored ADR	857,750
985,710	Moscow Exchange MICEX-RTS PJSC	1,739,261
7,128	NOVATEK OJSC, Reg S, GDR‡‡‡	728,449
339,203	Rosneft Oil Co., Reg S, GDR‡‡‡	1,736,720
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR‡‡‡	475,465
112,594	Sberbank of Russia PJSC, Sponsored ADR	982,946
42,017	Severstal PJSC, Reg S, GDR‡‡‡	461,878
212,157	Sistema JSFC, Reg S, GDR‡‡‡	1,611,800
137,124	Surgutneftegas OJSC, Sponsored ADR	700,317
73,241	Tatneft PJSC, Sponsored ADR	2,229,456
21,840	Tatneft PJSC, (London Exchange), Sponsored ADR	672,748

	Total Russia	24,863,037

	Singapore — 0.4%

105,168	Flextronics International, Ltd.*	1,240,982
370,800	SembCorp Industries, Ltd.‡	781,673
536,600	Singapore Telecommunications, Ltd. (London Exchange)	1,656,320
107,000	United Overseas Bank, Ltd.	1,478,857

	Total Singapore	5,157,832

	South Africa — 4.8%

23,237	Anglo American Platinum, Ltd.*	583,545
74,870	AngloGold Ashanti, Ltd., Sponsored ADR*	1,352,152
136,138	AVI, Ltd.	771,757
247,719	Barclays Africa Group, Ltd.	2,458,090
75,397	Bid Corp., Ltd.*	1,420,934
72,960	Bidvest Group, Ltd. (The)	691,254
21,450	Capitec Bank Holdings, Ltd.‡	873,831
110,292	Clicks Group, Ltd.	926,358
69,801	Exxaro Resources, Ltd.	323,236
1,881,042	FirstRand, Ltd.	5,811,437
136,052	Foschini Group, Ltd. (The)	1,304,177
503,649	Gold Fields, Ltd., Sponsored ADR	2,467,880
390,382	Growthpoint Properties, Ltd. REIT	688,666
36,256	Hyprop Investments, Ltd. REIT	322,290
52,828	Imperial Holdings, Ltd.	545,610
84,848	Investec, Ltd.	521,694
174,128	Liberty Holdings, Ltd.	1,440,921
741,682	MMI Holdings, Ltd.	1,150,234
107,419	Mondi, Ltd.	1,973,092
350,576	MTN Group, Ltd.	3,447,790
72,674	Naspers, Ltd. Class N	11,198,752
323,424	Netcare, Ltd.	686,102
56,247	Pick n Pay Stores, Ltd.	275,729

90	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

728,346	Redefine Properties, Ltd. REIT	564,882
39,012	Remgro, Ltd.	679,755
29,715	Resilient, Ltd. REIT	268,143
132,612	RMB Holdings, Ltd.	511,167
129,438	Sasol, Ltd.	3,533,913
112,879	Spar Group, Ltd. (The)	1,558,689
245,268	Standard Bank Group, Ltd.	2,162,167
328,906	Super Group, Ltd.*	887,400
357,845	Telkom SA SOC, Ltd.	1,626,337
377,390	Truworths International, Ltd.	2,214,876
563,353	Tsogo Sun Holdings, Ltd.	1,025,842
267,726	Vodacom Group, Ltd.‡	3,079,303
206,652	Woolworths Holdings, Ltd.	1,189,154

	Total South Africa	60,537,159

	South Korea — 12.0%

4,941	Amorepacific Corp.	1,862,149
2,447	AMOREPACIFIC Group	358,136
5,444	BGF retail Co., Ltd.	1,017,749
1,947	CJ CheilJedang Corp.	656,949
64,727	Coway Co., Ltd.	5,883,296
9,076	DGB Financial Group, Inc.	68,630
7,727	Dong-A ST Co., Ltd.	910,841
75,979	Dongbu Insurance Co., Ltd.	4,574,032
19,383	Hana Financial Group, Inc.	393,729
37,864	Hankook Tire Co., Ltd.	1,685,190
707	Hanmi Pharm Co., Ltd.	437,023
125,449	Hanon Systems	1,151,804
134,158	Hanwha Chemical Corp.	2,806,779
54,762	Hanwha Corp.	1,705,936
362,587	Hanwha Life Insurance Co., Ltd.	1,823,872
17,091	Hyundai Department Store Co., Ltd.	1,914,374
39,546	Hyundai Development Co-Engineering & Construction	1,368,936
651	Hyundai Glovis Co., Ltd.	96,976
130,258	Hyundai Marine & Fire Insurance Co., Ltd.	3,307,931
15,468	Hyundai Mobis Co., Ltd.	3,386,550
26,623	Hyundai Motor Co.*	3,153,640
10,120	Innocean Worldwide, Inc.	713,600
194,688	Jcontentree Corp.*	713,936
153,943	Kangwon Land, Inc.	5,585,781
129,974	KB Financial Group, Inc.	3,707,778
84,093	Kia Motors Corp.	3,167,179
26,693	Koh Young Technology, Inc.	949,214
94,275	Korea Electric Power Corp.	4,975,183
4,802	Korea Petrochemical Ind Co., Ltd.	1,008,960
1,401	Korea Zinc Co., Ltd.	618,068
19,383	Korean Air Lines Co., Ltd.*	440,537
112,612	Korean Reinsurance Co.	1,193,914
69,087	KT&G Corp.	8,189,088

See accompanying Notes to the Schedule of Investments.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

11,635	LG Chem, Ltd.	2,661,032
47,595	LG Corp.	2,633,752
6,301	LG Household & Health Care, Ltd.	6,111,728
12,762	Loen Entertainment, Inc.*	813,996
6,707	Lotte Chemical Corp.	1,671,368
18,452	LS Industrial Systems Co., Ltd.	767,531
7,579	NAVER Corp.	4,712,608
10,290	NCSoft Corp.	2,109,489
2,316	Nong Shim Co., Ltd.	752,677
13,896	Osstem Implant Co., Ltd.*	942,880
97,151	Posco Daewoo Corp.	2,124,074
20,063	S-1 Corp.	1,881,183
2,226	Samsung Card Co., Ltd.	80,222
18,944	Samsung Electronics Co., Ltd.	23,582,605
16,888	Samsung Electronics Co., Ltd., GDR*	10,487,448
31,184	Samsung Life Insurance Co., Ltd.	2,731,050
25,887	Shinhan Financial Group Co., Ltd.	854,697
5,008	Shinsegae Co., Ltd.	849,343
123,876	SHOWBOX Corp.	793,806
25,941	Silicon Works Co., Ltd.	746,941
9,757	SK Hynix, Inc.	277,313
27,830	SK Innovation Co., Ltd.	3,426,790
55,898	SK Networks Co., Ltd.	289,730
30,024	SK Telecom Co., Ltd.	5,618,155
23,129	Soulbrain Co., Ltd.	1,120,964
25,665	Value Added Technologies Co., Ltd.	840,883
86,838	Woori Bank	721,901

	Total South Korea	149,431,926

	Sweden — 0.1%

119,784	Telefonaktiebolaget LM Ericsson Class B	914,287

	Switzerland — 0.5%

83,258	ABB, Ltd.*	1,643,764
22,516	Cie Financiere Richemont SA	1,324,020
21,635	Nestle SA	1,672,771
4,071	Syngenta AG	1,568,491

	Total Switzerland	6,209,046

	Taiwan — 10.6%

2,216,000	Advanced Semiconductor Engineering, Inc.	2,546,802
362,000	Asustek Computer, Inc.	2,991,195
501,000	Basso Industry Corp.	1,427,108
201,000	Bioteque Corp.	998,440
520,000	Catcher Technology Co., Ltd.	3,881,822
735,000	Cathay Financial Holding Co., Ltd.	803,765
695,000	Cheng Shin Rubber Industry Co., Ltd.	1,462,492
2,179,000	China Airlines, Ltd.*	656,327
1,462,000	China General Plastics Corp.	709,814

92	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

813,820	China Life Insurance Co., Ltd.	631,266
1,027,000	Chunghwa Telecom Co., Ltd.	3,709,719
5,668,000	Compal Electronics, Inc.	3,579,161
4,620,806	CTBC Financial Holding Co., Ltd.	2,419,275
5,216,741	E.Sun Financial Holding Co., Ltd.	3,087,633
208,000	Elite Advanced Laser Corp.	986,812
546,000	Elite Material Co., Ltd.	1,279,599
200,000	Eva Airways Corp.*	91,837
89,000	Far EasTone Telecommunications Co., Ltd.	215,074
131,000	Feng TAY Enterprise Co., Ltd.	543,824
919,030	Foxconn Technology Co., Ltd.	2,166,146
3,789,997	Fubon Financial Holding Co., Ltd.	4,463,155
170,000	Grape King Bio, Ltd.	1,109,877
1,600,000	Highwealth Construction Corp.	2,649,777
4,867,005	Hon Hai Precision Industry Co., Ltd.	12,523,292
3,108,000	Innolux Corp.	1,049,245
212,000	Inotera Memories, Inc.*	165,237
844,000	Inventec Corp.	603,373
67,000	Land Mark Optoelectronics Corp.	949,647
26,000	Largan Precision Co., Ltd.	2,413,072
1,566,174	Lite-On Technology Corp.	2,152,451
339,000	MediaTek, Inc.	2,588,522
696,000	Mega Financial Holding Co., Ltd.	526,314
621,000	Merida Industry Co., Ltd.	2,623,551
1,212,000	Nan Ya Plastics Corp.	2,308,684
67,000	Novatek Microelectronics Corp.	250,539
1,503,000	Pegatron Corp.	3,185,553
1,601,000	Pou Chen Corp.	2,153,769
2,126,000	Powertech Technology, Inc.	4,715,158
51,000	President Chain Store Corp.	399,011
784,000	Primax Electronics, Ltd.	1,023,715
92,000	Realtek Semiconductor Corp.	286,248
302,000	Shin Zu Shing Co., Ltd.	991,364
592,000	Simplo Technology Co., Ltd.	2,070,032
633,490	SinoPac Financial Holdings Co., Ltd.	187,743
148,000	Taiwan Fertilizer Co., Ltd.	197,128
274,000	Taiwan Paiho, Ltd.	735,583
4,620,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,361,337
491,742	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	12,898,393
180,000	Teco Electric and Machinery Co., Ltd.	152,080
2,172,015	Uni-President Enterprises Corp.	4,284,971
1,590,000	Vanguard International Semiconductor Corp.	2,624,919
161,000	Wistron Corp.	112,841
1,788,000	WPG Holdings, Ltd.	2,082,271

	Total Taiwan	132,026,963

	Thailand — 1.9%

144,500	Airports of Thailand PCL Class F	1,603,462
1,921,700	Bangkok Dusit Medical Services PCL Class F	1,310,325
716,000	Charoen Pokphand Foods PCL, NVDR	585,800

See accompanying Notes to the Schedule of Investments.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

630,900	CP All PCL Class F	904,977
28,522	Delta Electronics Thailand PCL	55,396
836,878	Delta Electronics Thailand PCL Class C	1,625,410
8,261,200	Home Product Center PCL Class F	2,335,604
359,100	Home Product Center PCL Class N, NVDR	101,169
391,700	KCE Electronics PCL Class F	927,975
279,900	Krungthai Card PCL Class F	791,167
544,300	Minor International PCL Class F	619,579
370,600	PTT Exploration & Production PCL Class N, NVDR	883,260
2,170,200	PTT Global Chemical PCL	3,684,981
824,200	PTT Global Chemical PCL, NVDR	1,389,694
199,150	Siam Cement PCL (The)¤	2,697,649
582,800	Thai Oil PCL	998,111
583,500	Thai Oil PCL, NVDR	996,301
4,286,500	Thai Union Group PCL, NVDR	2,683,637

	Total Thailand	24,194,497

	Turkey — 1.8%

67,490	Akbank TAS	195,536
295,954	Arcelik AS	1,952,792
103,925	BIM Birlesik Magazalar AS	2,040,143
3,340,423	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,357,954
502,341	Eregli Demir ve Celik Fabrikalari TAS	713,706
103,116	Ford Otomotiv Sanayi AS	1,108,280
383,741	KOC Holding AS	1,754,300
555,324	Petkim Petrokimya Holding AS	745,156
460,268	Soda Sanayii AS	732,869
428,053	TAV Havalimanlari Holding AS	1,842,457
72,748	Tupras Turkiye Petrol Rafinerileri AS	1,616,461
354,511	Turkcell Iletisim Hizmetleri AS	1,306,102
669,206	Turkiye Garanti Bankasi AS	1,786,272
625,429	Turkiye Halk Bankasi AS	1,883,080
793,455	Turkiye Is Bankasi	1,272,376
1,128,257	Turkiye Sinai Kalkinma Bankasi AS	526,867
85,082	Turkiye Sise ve Cam Fabrikalari AS	105,326

	Total Turkey	22,939,677

	United Arab Emirates — 1.0%

6,468,234	Aldar Properties PJSC	4,769,373
650,947	Dubai Islamic Bank PJSC	907,036
2,338,115	Emaar Malls Group PJSC	1,796,527
2,056,624	Emaar Properties PJSC	3,496,256
364,323	First Gulf Bank PJSC	1,250,911

	Total United Arab Emirates	12,220,103

	United Kingdom — 1.5%

75,380	Aggreko Plc	1,300,041
71,378	Diageo Plc	2,005,570
106,290	GlaxoSmithKline Plc	2,294,580

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

132,000	HSBC Holdings Plc‡	810,850
184,769	Mondi Plc	3,457,833
1,156,650	Old Mutual Plc	3,051,742
129,124	Polymetal International Plc	1,809,286
42,219	Unilever Plc	2,033,565
49,504	Wizz Air Holdings Plc* 144A	1,067,128
35,300	WNS Holdings, Ltd., ADR*	953,100

	Total United Kingdom	18,783,695

	United States — 1.1%

48,100	Abbott Laboratories	1,890,811
24,000	China Biologic Products, Inc.*	2,551,680
24,323	Cognizant Technology Solutions Corp. Class A*	1,392,249
11,200	Mastercard, Inc. Class A	986,272
43,300	Microsoft Corp.	2,215,661
16,600	Monsanto Co.	1,716,606
51,600	Pfizer, Inc.	1,816,836
13,900	Southern Copper Corp.	375,022
15,200	Yum! Brands, Inc.	1,260,384

	Total United States	14,205,521

	TOTAL COMMON STOCKS (COST $1,074,908,533)	1,086,481,057

	PREFERRED STOCKS — 1.5%

	Brazil — 1.3%

422,640	Banco Bradesco SA, 5.28%	3,321,756
425,200	Braskem SA, 6.85%	2,526,979
158,400	Centrais Eletricas Brasileiras SA, 0.00%*	870,675
78,300	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.68%	1,141,597
460,700	Cia Energetica de Minas Gerais, 6.85%	1,046,866
127,700	Cia Paranaense de Energia, 4.19%	1,164,696
107,700	Gerdau SA, 1.49%	198,003
194,400	Itau Unibanco Holding SA, 4.53%	1,838,570
1,029,196	Itausa — Investimentos Itau SA, 4.64%	2,438,267
233,500	Petroleo Brasileiro SA, 0.00%*	686,561
252,900	Suzano Papel e Celulose SA, 3.31%	894,376
40,300	Telefonica Brasil SA, 4.82%	553,476

	Total Brazil	16,681,822

	Colombia — 0.1%

109,558	Bancolombia SA, 3.39%	959,621

	Germany — 0.1%

15,481	Bayerische Motoren Werke AG, 5.55%	982,407

	TOTAL PREFERRED STOCKS (COST $15,731,282)	18,623,850

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.3%

	Bank Deposit — 9.5%

118,833,505	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	118,833,505

	Investment Fund — 0.4%

5,800,000	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	5,800,000

	Securities Lending Collateral — 0.1%

1,891,755	State Street Institutional U.S. Government Money Market Fund, Premier Class***	1,891,755

	U.S. Government and Agency Obligations — 0.3%

1,700,000	United States Treasury Bill, 0.12%, due 07/21/16‡‡	1,699,835
1,700,000	United States Treasury Bill, 0.16%, due 10/13/16‡‡	1,698,902

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $3,398,085)	3,398,737

	TOTAL SHORT-TERM INVESTMENTS (COST $129,923,345)	129,923,997

	TOTAL INVESTMENTS — 98.7% (Cost $1,220,563,160)	1,235,028,904

	Other Assets and Liabilities (net) — 1.3%	15,680,315

	NET ASSETS — 100.0%	$1,250,709,219

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

‡‡	Interest rate presented is yield to maturity.

*	Non-income producing security

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $82,211 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $182,321.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $12,686,028 which represents 1.0% of net assets. The aggregate tax cost of these securities held at June 30, 2016 was $12,097,856.

‡	All or a portion of this security is out on loan.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $12,118,974 which represents 1.0% of net assets.

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
09/21/16	BRL	Citibank N.A. London	120,399,000	$36,716,952	$3,863,384
09/21/16	CLP	Citibank N.A. London	3,948,871,000	5,925,015	250,783
09/21/16	COP	Citibank N.A. London	52,087,000,000	17,613,220	1,145,710
09/21/16	CZK	Citibank N.A. London	222,310,000	9,139,391	(83,002)
09/21/16	HKD	Citibank N.A. London	157,491,000	20,319,571	13,250
09/21/16	HUF	Citibank N.A. London	2,215,097,000	7,794,106	(98,887)
09/21/16	IDR	Citibank N.A. London	49,620,006,225	3,704,511	127,550
09/21/16	ILS	Citibank N.A. London	26,920,000	7,002,594	9,772
09/21/16	INR	Citibank N.A. London	1,493,338,000	21,830,198	52,989
09/21/16	KRW	Citibank N.A. London	14,771,959,000	12,814,500	133,598
09/21/16	MXN	Citibank N.A. London	101,067,000	5,436,345	165,196
09/21/16	MYR	Citibank N.A. London	116,710,000	28,799,212	457,271
09/21/16	PEN	Citibank N.A. London	2,158,000	651,226	12,216
09/21/16	PHP	Citibank N.A. London	369,000,000	7,816,503	(90,826)
09/21/16	PLN	Citibank N.A. London	33,075,000	8,334,467	(183,465)
09/21/16	SGD	Citibank N.A. London	35,170,000	26,112,922	126,570
09/21/16	THB	Citibank N.A. London	113,000,000	3,211,619	8,755
09/21/16	TRY	Citibank N.A. London	100,424,000	34,273,233	1,122,308
09/21/16	TWD	Citibank N.A. London	496,354,000	15,413,095	123,857
09/21/16	ZAR	Citibank N.A. London	235,886,000	15,855,491	831,497

					$7,988,526

Sales
09/21/16	BRL	Citibank N.A. London	39,205,000	$11,955,980	$(974,546)
09/21/16	CLP	Citibank N.A. London	1,054,791,000	1,582,643	(69,518)
09/21/16	COP	Citibank N.A. London	18,800,000,000	6,357,221	(274,587)
09/21/16	CZK	Citibank N.A. London	250,000,000	10,277,756	167,023
09/21/16	HKD	Citibank N.A. London	70,467,000	9,091,689	(4,485)
09/21/16	HUF	Citibank N.A. London	1,090,000,000	3,835,306	54,548
09/21/16	IDR	Citibank N.A. London	26,760,048,000	1,997,841	(71,798)
09/21/16	ILS	Citibank N.A. London	67,000,000	17,428,447	23,930
09/21/16	INR	Citibank N.A. London	855,000,000	12,498,724	17,932
09/21/16	KRW	Citibank N.A. London	30,306,083,000	26,290,169	(706,204)
09/21/16	MXN	Citibank N.A. London	459,015,000	24,690,196	(195,191)
09/21/16	MYR	Citibank N.A. London	54,169,000	13,366,674	(206,228)
09/21/16	PEN	Citibank N.A. London	2,400,000	724,255	(13,216)
09/21/16	PHP	Citibank N.A. London	814,895,000	17,261,867	78,462
09/21/16	PLN	Citibank N.A. London	43,925,000	11,068,524	46,410
09/21/16	SGD	Citibank N.A. London	53,846,000	39,979,426	(899,676)
09/21/16	THB	Citibank N.A. London	111,124,000	3,158,300	(52,512)
09/21/16	TRY	Citibank N.A. London	34,218,000	11,678,100	(330,562)
09/21/16	TWD	Citibank N.A. London	684,798,000	21,264,776	(265,207)
09/21/16	ZAR	Citibank N.A. London	38,875,000	2,613,051	(154,822)

					$(3,830,247)

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
34	FTSE Bursa Malaysia KLCI Index	July 2016	$697,247	$16,231
12	H-shares Index	July 2016	674,792	10,886
46	KOSPI 200 Index	September 2016	4,877,154	(78,920)
5	Mexico Bolsa Index	September 2016	124,964	266
1,761	MSCI Emerging Markets E-mini Index	September 2016	73,495,335	665,634
194	MSCI Singapore Index	July 2016	4,573,609	188,562
15	MSCI Taiwan Index	July 2016	476,250	4,296
76	SET50 Index	September 2016	390,468	4,489

				$811,444

Sales
416	FTSE/JSE Top 40 Index	September 2016	$13,193,265	$44,474
908	SGX Nifty 50 Index	July 2016	15,137,268	(473,400)

				$(428,926)

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
96,000,000	KOSPI 200 Index	09/8/2016	Goldman Sachs & Co. International	$20,200,180	$(146,251)
31,643	MSCI Poland Growth Index	09/21/2016	Goldman Sachs & Co. International	1,274,410	(61,687)
480	Warsaw WIG 20 Index	09/16/2016	Goldman Sachs & Co. International	210,685	(119)
(18,773)	MSCI South Africa Index	09/21/2016	Goldman Sachs & Co. International	1,083,044	(28,855)
24,100	Hang Seng China Enterprises Index	07/28/2016	Goldman Sachs & Co. International	25,844,846	2,837,132
4,400	Taiwan Stock Exchange Capitalization Weighted Stock Index	07/20/2016	Goldman Sachs & Co. International	1,142,571	18,008
(64)	SGX Nifty 50 Index	07/28/2016	Goldman Sachs & Co. International	521,732	(11,740)
(6,441)	MSCI South Africa Index	09/21/2016	Goldman Sachs & Co. International	373,460	(10,128)
20,800	Tel Aviv 25 Index	07/29/2016	Goldman Sachs & Co. International	7,691,573	(160,505)
50	Brazil Bovespa Stock Index	08/17/2016	Goldman Sachs & Co. International	747,955	31,075

					$2,466,930

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	11.3
Semiconductors	6.9
Telecommunications	5.5
Internet	5.2
Oil & Gas	4.4
Food	3.8
Diversified Financial Services	3.7
Computers	3.3
Pharmaceuticals	3.2
Real Estate	2.9
Retail	2.8
Chemicals	2.7
Insurance	2.7
Electronics	2.6
Beverages	2.5
Commercial Services	2.1
Auto Manufacturers	1.9
Electric	1.4
Media	1.3
Software	1.3
Agriculture	1.1
Engineering & Construction	1.1
Forest Products & Paper	1.0
Holding Companies — Diversified	0.9
Leisure Time	0.9
Airlines	0.7
Auto Parts & Equipment	0.7
Cosmetics & Personal Care	0.7
Entertainment	0.7
Household Products & Wares	0.7
Mining	0.7
Home Furnishings	0.6
Environmental Control	0.5
Lodging	0.5
Gas	0.4
Health Care — Products	0.4
Health Care — Services	0.4
Metal Fabricate & Hardware	0.4
Packaging & Containers	0.4
Building Materials	0.3
Distribution & Wholesale	0.3
Electrical Components & Equipment	0.3
Iron & Steel	0.3
Miscellaneous — Manufacturing	0.3
REITS	0.3
Water	0.3
Apparel	0.2
Biotechnology	0.2
Coal	0.2
Energy — Alternate Sources	0.2
Hand & Machine Tools	0.2

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Machinery — Construction & Mining	0.2
Transportation	0.2
Advertising	0.1
Food Service	0.1
Home Builders	0.1
Investment Companies	0.1
Oil & Gas Services	0.1
Textiles	0.1
Aerospace & Defense	0.0
Housewares	0.0
Machinery — Diversified	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.6

100.0%

102	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.0%

	Australia — 1.4%

198,735	AGL Energy, Ltd.	2,863,320
165,618	Telstra Corp., Ltd.	688,135
91,475	Wesfarmers, Ltd.	2,750,613
531,347	Woolworths, Ltd.	8,328,770

	Total Australia	14,630,838

	Austria — 1.3%

185	Agrana Beteiligungs AG	19,231
129,309	BUWOG AG*	2,989,139
97,610	CA Immobilien Anlagen AG*	1,634,279
87,859	Conwert Immobilien Invest SE*	1,408,001
17,851	EVN AG	203,126
34,272	Flughafen Wien AG‡	929,182
5,935	Mayr Melnhof Karton AG	647,431
52,296	Oesterreichische Post AG*	1,690,590
26,222	S IMMO AG*	245,107
175,068	Telekom Austria AG*	1,017,055
3,299	Verbund AG‡	46,829
69,612	Voestalpine AG	2,331,915

	Total Austria	13,161,885

	Belgium — 0.4%

39,322	Colruyt SA	2,172,569
32,340	Elia System Operator SA	1,810,383

	Total Belgium	3,982,952

	Bermuda — 1.3%

23,400	Arch Capital Group, Ltd.*	1,684,800
20,500	Aspen Insurance Holdings, Ltd.	950,790
25,100	Axis Capital Holdings, Ltd.	1,380,500
166,000	Cheung Kong Infrastructure Holdings, Ltd.	1,426,104
34,000	Clear Media, Ltd.	29,684
286,000	Emperor International Holdings, Ltd.	57,618
18,900	Endurance Specialty Holdings, Ltd.	1,269,324
9,300	Everest Re Group, Ltd.	1,698,831
34,900	Genpact, Ltd.*	936,716
80,500	Genting Hong Kong, Ltd.*	23,350
29,800	Mandarin Oriental International, Ltd.	40,499
9,900	RenaissanceRe Holdings, Ltd.	1,162,656
17,452	Stolt-Nielsen, Ltd.	212,436
24,600	Validus Holdings, Ltd.	1,195,314
1,300	White Mountains Insurance Group, Ltd.	1,094,600
5,000	Wing On Co. International, Ltd.	14,487

	Total Bermuda	13,177,709

See accompanying Notes to the Schedule of Investments.	103

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Canada — 3.4%

9,892	Atco, Ltd. Class I	345,196
36,700	Bank of Montreal	2,315,827
62,700	BCE, Inc.	2,966,337
12,900	Canadian Imperial Bank of Commerce‡	963,899
11,300	Canadian Tire Corp., Ltd. Class A	1,224,667
21,600	Canadian Utilities, Ltd. Class A	622,536
22,400	Cogeco Communications, Inc.	1,169,416
9,100	Cogeco, Inc.	391,201
100	E-L Financial Corp., Ltd.	52,822
78,800	Emera, Inc.‡	2,950,070
78,900	Empire Co., Ltd.	1,167,066
146,143	First Capital Realty, Inc.‡	2,493,670
28,700	George Weston, Ltd.	2,470,892
15,800	H&R Real Estate Investment Trust REIT	273,857
6,200	Manitoba Telecom Services, Inc.‡	181,078
43,800	Maple Leaf Foods, Inc.	930,501
27,300	North West Co., Inc. (The)	619,279
62,400	Rogers Communications, Inc. Class B	2,512,913
38,100	Royal Bank of Canada‡	2,239,589
17,300	Saputo, Inc.	511,127
110,600	Shaw Communications, Inc. Class B	2,112,020
42,000	Thomson Reuters Corp. (New York Exchange)	1,697,640
60,200	Thomson Reuters Corp. (Toronto Exchange)	2,422,926
53,100	Toronto-Dominion Bank	2,268,413
25,613	Valener, Inc.‡	432,307

	Total Canada	35,335,249

	Denmark — 0.0%

2,003	Schouw & Co.	110,978

	Faroe Islands — 0.1%

26,702	Bakkafrost P/F	1,007,581

	France — 1.3%

6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	116,590
11,725	GFI Informatique SA	112,533
2,886	Kaufman & Broad SA	109,279
885	Manutan International	47,898
149,815	Sanofi	12,606,753
26,482	Veolia Environnement SA	575,931
1,748	Vetoquinol SA	71,343

	Total France	13,640,327

	Germany — 0.8%

68,779	Celesio AG	1,946,196
62,840	Commerzbank AG	408,023
918	Homag Group AG	36,519
6,693	Hornbach Baumarkt AG	182,415
2,860	Hornbach Holding AG & Co. KGaA	193,963

104	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

28,057	Merck KGaA	2,859,518
78,113	Rhoen-Klinikum AG	2,294,725
9,414	STADA Arzneimittel AG	485,816
19,163	Wuestenrot & Wuerttembergische AG	346,599

	Total Germany	8,753,774

	Hong Kong — 0.5%

322,000	CLP Holdings, Ltd.	3,296,252
28,900	Hong Kong & China Gas Co., Ltd.	52,864
26,000	Hong Kong Ferry Holdings Co., Ltd.	29,167
50,500	Hongkong & Shanghai Hotels (The)	51,615
40,000	Miramar Hotel & Investment Co., Ltd.	67,413
4,500	Power Assets Holdings, Ltd.	41,314
397,000	Regal Real Estate Investment Trust REIT	100,912
787,000	Sunlight Real Estate Investment Trust REIT	450,641
69,500	Swire Pacific, Ltd. Class A	791,364

	Total Hong Kong	4,881,542

	Ireland — 0.7%

15,100	Accenture Plc Class A	1,710,679
106,989	Hibernia Plc REIT	159,809
3,400	Jazz Pharmaceuticals Plc*	480,454
25,145	Kerry Group Plc Class A	2,236,519
18,500	Medtronic Plc	1,605,245
33,657	Total Produce Plc	54,094
87,510	UDG Healthcare Plc	692,019

	Total Ireland	6,938,819

	Israel — 0.6%

197,612	Amot Investments, Ltd.	808,704
407,621	Bank Hapoalim BM	2,062,030
51,123	Bank Leumi Le-Israel BM*	180,652
444,787	Israel Discount Bank, Ltd. Class A*	768,989
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,970,925

	Total Israel	5,791,300

	Italy — 0.4%

62,664	Ascopiave Spa	188,362
109,337	Enel Spa	486,801
372,240	Hera Spa	1,019,352
768,501	Parmalat Spa	2,000,043
88,003	Terna Rete Elettrica Nazionale Spa	490,886

	Total Italy	4,185,444

	Japan — 5.8%

50,000	77 Bank, Ltd. (The)	175,178
32,400	Alpen Co., Ltd.‡	531,964
42,100	Asahi Group Holdings, Ltd.	1,367,026

See accompanying Notes to the Schedule of Investments.	105

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

198,200	Astellas Pharma, Inc.	3,122,097
3,000	AT-Group Co., Ltd.	60,006
58,800	Canon, Inc.‡	1,688,876
15,000	Cawachi, Ltd.	359,034
182,000	Chubu Electric Power Co., Inc.	2,608,527
109,200	Coca-Cola West Co., Ltd.	3,099,794
70,000	Dai Nippon Printing Co., Ltd.	782,568
126,100	Daiichi Sanyko Co., Ltd.	3,062,752
4,400	Duskin Co., Ltd.	74,414
27,000	Dydo Drinco, Inc.	1,450,894
21,700	Earth Chemical Co., Ltd.	1,048,399
162,300	EDION Corp.	1,341,137
158,000	Fuji Media Holdings, Inc.	1,782,191
29,400	Geo Holdings Corp.	396,352
155	Heiwa Real Estate, Inc. REIT	125,699
67,000	Hyakugo Bank, Ltd. (The)	232,161
36,000	J-Oil Mills, Inc.	119,718
204	Japan Logistics Fund, Inc. REIT	477,240
6,000	Joshin Denki Co., Ltd.	50,599
2,500	Joyful Honda Co., Ltd.	56,878
4,900	Kato Sangyo Co., Ltd.	115,521
1,000	KFC Holdings Japan, Ltd.	18,096
20,500	Komeri Co., Ltd.	536,104
2,900	KYORIN Holdings, Inc.	56,973
65,000	Lion Corp.	1,072,183
34,900	Maruha Nichiro Corp.	951,831
8,800	Medipal Holdings Corp.	145,348
2,100	Mitsubishi Shokuhin Co., Ltd.	55,309
154,700	Mitsubishi Tanabe Pharma Corp.	2,793,043
7,600	Mochida Pharmaceutical Co., Ltd.	615,352
150	Mori Trust Sogo, Inc. REIT	285,279
7,700	MOS Food Services, Inc.	220,026
41	Nippon Accommodations Fund, Inc. REIT	187,934
67,000	Nippon Flour Mills Co., Ltd.	524,985
82,400	Nippon Light Metal Holdings Co., Ltd.	183,029
69,600	Nippon Telegraph & Telephone Corp.	3,288,765
36,700	Nipro Corp.	456,598
570,000	Nisshin Oillio Group, Ltd. (The)	2,633,126
142,300	North Pacific Bank, Ltd.	388,105
98,900	NTT DoCoMo, Inc.	2,678,701
16,900	Okinawa Cellular Telephone Co.	500,502
25,800	Okinawa Electric Power Co., Inc. (The)	543,105
192	Orix JREIT, Inc. REIT	331,928
824,000	Osaka Gas Co., Ltd.	3,176,065
68,500	Otsuka Holdings Co., Ltd.	3,177,330
3,300	Paramount Bed Holdings Co., Ltd.	168,224
17,900	Plenus Co., Ltd.	291,472
4,500	Rohto Pharmaceutical Co., Ltd.	68,665
175	Sekisui House, Inc. REIT	236,714
43,000	Shiga Bank, Ltd. (The)‡	184,766

106	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

47,600	Shimachu Co., Ltd.‡	1,040,250
78,000	Showa Sangyo Co., Ltd.	331,776
104,500	Sumitomo Dainippon Pharma Co., Ltd.	1,815,838
26,500	Suzuken Co., Ltd.	838,558
30,100	Taisho Pharmaceutical Holdings Co., Ltd.	3,175,058
11,400	Takeda Pharmaceutical Co., Ltd.‡	495,308
9,900	Terumo Corp.	422,535
24,000	Tokyo Gas Co., Ltd.	99,173
306	Tokyu, Inc. REIT	436,746
26,000	Toppan Printing Co., Ltd.	224,357
103	United Urban Investment Corp. REIT	186,227
68,900	Vital KSK Holdings, Inc.	654,354
11,000	Yamanashi Chuo Bank, Ltd. (The)	38,855
24,100	Yodogawa Steel Works, Ltd.	588,026

	Total Japan	60,245,644

	Luxembourg — 0.1%

89,943	Atento SA*	801,392
2,123	Millicom International Cellular SA‡	129,694

	Total Luxembourg	931,086

	Netherlands — 0.5%

38,545	Heineken Holding NV	3,152,050
110,577	QIAGEN NV* ‡	2,411,685
2,506	Sligro Food Group NV	96,575

	Total Netherlands	5,660,310

	New Zealand — 2.3%

886,255	Air New Zealand, Ltd.	1,328,587
709,120	Argosy Property, Ltd.	579,136
558,473	Auckland International Airport, Ltd.	2,589,349
153,687	Chorus, Ltd.‡	462,016
645,888	Contact Energy, Ltd.	2,387,489
85,411	Ebos Group, Ltd.	995,827
342,913	Fisher & Paykel Healthcare Corp., Ltd.	2,455,218
48,914	Fletcher Building, Ltd.	299,971
59,764	Freightways, Ltd.	275,736
662,719	Genesis Energy, Ltd.‡	1,010,592
794,444	Infratil, Ltd.	1,811,448
1,388,432	Kiwi Property Group, Ltd.	1,474,030
30,111	Mainfreight, Ltd.	356,995
173,592	Metlifecare, Ltd.	683,627
696,940	Mighty River Power, Ltd.	1,497,845
57,486	New Zealand Refining Co., Ltd. (The)	99,566
82,976	Nuplex Industries, Ltd.	310,527
290,401	Precinct Properties New Zealand, Ltd.	257,624
96,805	Sky City Entertainment Group, Ltd.	315,723
678,552	Spark New Zealand, Ltd.	1,715,397
234,851	Summerset Group Holdings, Ltd.	734,016

See accompanying Notes to the Schedule of Investments.	107

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

11,949	TrustPower, Ltd.	65,529
135,941	Vector, Ltd.	319,779
262,022	Z Energy, Ltd.	1,509,763

	Total New Zealand	23,535,790

	Norway — 1.3%

5,758	AF Gruppen ASA	100,590
20,824	Atea ASA	198,690
106,255	Austevoll Seafood ASA	887,784
14,886	DNB ASA	179,991
28,254	Leroy Seafood Group ASA	1,330,815
169,273	Marine Harvest ASA*	2,847,567
764,850	Norsk Hydro ASA	2,795,631
326,828	Orkla ASA	2,895,254
21,826	SpareBank 1 SR-Bank ASA	108,258
139,498	Telenor ASA	2,304,348

	Total Norway	13,648,928

	Panama — 0.0%

6,500	Carnival Corp.	287,300

	Portugal — 0.1%

347,731	EDP — Energias de Portugal SA	1,069,089
14,550	REN — Redes Energeticas Nacionais SGPS SA‡	41,182

	Total Portugal	1,110,271

	Singapore — 0.4%

210,000	Fortune Real Estate Investment Trust REIT	249,978
53,800	Fraser and Neave, Ltd.	80,553
14,900	Great Eastern Holdings, Ltd.	227,681
15,200	Hong Leong Finance, Ltd.	25,473
52,700	Metro Holdings, Ltd.	39,565
204,400	OUE, Ltd.	234,295
139,200	Sheng Siong Group, Ltd.	91,669
39,200	Singapore Airlines, Ltd.	311,179
809,400	StarHub, Ltd.	2,281,842
126,400	Wilmar International, Ltd.	308,220

	Total Singapore	3,850,455

	Spain — 0.9%

63,357	Ebro Foods SA	1,457,777
114,444	Endesa SA‡	2,304,240
440,512	Iberdrola SA	2,978,690
33,639	Red Electrica Corp. SA	3,002,310

	Total Spain	9,743,017

108	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	Sweden — 1.1%

9,636	Axfood AB	184,064
59,152	Bonava AB Class B*	712,111
69,361	Hennes & Mauritz AB Class B‡	2,029,796
13,191	Hufvudstaden AB Class A	206,271
102,697	Svenska Cellulosa AB SCA Class B	3,270,247
80,141	Swedish Match AB	2,781,096
533,820	Telia Co. AB	2,514,727

	Total Sweden	11,698,312

	Switzerland — 3.6%

28,800	Allied World Assurance Co. Holdings AG	1,012,032
7,658	Allreal Holding AG*	1,061,927
720	Alpiq Holding AG*	50,934
106	APG SGA SA	43,511
876	Banque Cantonale de Geneve	261,982
1,080	Basler Kantonalbank	73,670
1,090	Bell AG	411,713
1,206	Berner Kantonalbank AG	232,162
18,242	BKW AG	812,053
120	Emmi AG*	73,267
11,145	Flughafen Zuerich AG	1,976,736
1,590	Galenica AG	2,146,924
306	Graubuendner Kantonalbank	544,442
2,259	Intershop Holding AG	1,041,979
244	Luzerner Kantonalbank AG*	103,276
27	Metall Zug AG Class B	77,385
4,804	Mobimo Holding AG*	1,096,375
113,269	Nestle SA	8,757,709
146,301	Novartis AG	12,063,687
1,098	St Galler Kantonalbank AG	424,648
32,481	Swiss Prime Site AG*	2,944,585
331	Swisscom AG	164,814
1,498	Tamedia AG	252,980
2,099	Thurgauer Kantonalbank	189,228
11,795	Transocean, Ltd.*	136,561
3,338	Valora Holding AG	931,937
3,785	Ypsomed Holding AG*	716,394
32	Zug Estates Holding AG Class B*	52,376

	Total Switzerland	37,655,287

	United Kingdom — 7.5%

41,913	Advanced Medical Solutions Group Plc	109,423
19,100	Aon Plc	2,086,293
73,906	Atrium European Real Estate, Ltd.*	318,156
105,897	BCA Marketplace Plc	238,343
108,735	Berendsen Plc	1,778,849
47,103	British American Tobacco Plc	3,077,793
230,829	Britvic Plc	1,812,150
60,018	BT Group Plc	332,792

See accompanying Notes to the Schedule of Investments.	109

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

67,568	BTG Plc*	654,039
240,829	Centrica Plc	730,117
25,177	Compass Group Plc	481,915
17,150	Cranswick Plc	479,792
7,565	Dechra Pharmaceuticals Plc	118,668
109,385	Diageo Plc	3,073,486
29,881	EMIS Group Plc	369,885
174,582	Enterprise Inns Plc*	188,772
6,588	Gamma Communications Plc	33,762
134,926	GlaxoSmithKline Plc	2,912,772
71,053	Greggs Plc	924,953
15,264	Headlam Group Plc	88,271
39,599	Hill & Smith Holdings Plc	471,707
54,099	Imperial Brands Plc	2,949,000
108,104	Inchcape Plc	911,185
145,227	International Game Technology Plc	2,721,554
47,516	JD Sports Fashion Plc	735,215
173,645	Kcom Group Plc	245,092
85,287	Kennedy Wilson Europe Real Estate Plc	1,100,988
271,696	Kingfisher Plc	1,177,669
1	Liberty Global Plc LiLAC Class A*	23
1	Liberty Global Plc LiLAC Class C*	32
15,262,267	Lloyds Banking Group Plc	11,269,601
252,640	Melrose Industries Plc‡	1,440,175
7,432	Millennium & Copthorne Hotels Plc	39,632
204,055	National Grid Plc	3,013,241
120,284	Pennon Group Plc	1,525,010
18,738	QinetiQ Group Plc	56,364
29,377	Reckitt Benckiser Group Plc	2,967,813
114,230	RELX Plc	2,113,540
1,087,037	Rentokil Initial Plc	2,815,135
11,227	Secure Income Plc REIT*	40,154
15,809	Severn Trent Plc	518,586
84,077	Shaftesbury Plc REIT	997,121
171,079	Smith & Nephew Plc	2,913,496
131,409	SSE Plc	2,759,206
1,492	Stallergenes Greer* ‡	36,666
4,935,581	Tesco Plc*	11,594,972
658,218	Tritax Big Box Plc REIT	1,151,244
23,148	United Utilities Plc	323,673
889,097	Vodafone Group Plc	2,717,865

	Total United Kingdom	78,416,190

	United States — 52.2%

18,800	3M Co.	3,292,256
1,500	Adobe Systems, Inc.*	143,685
10,100	Alexandria Real Estate Equities, Inc. REIT	1,045,552
2,400	Alleghany Corp.*	1,318,992
12,800	Allstate Corp. (The)	895,360

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,194	Alphabet, Inc. Class A*	5,764,725
22,607	Alphabet, Inc. Class C*	15,646,305
59,300	Altria Group, Inc.	4,089,328
2,500	Amazon.com, Inc.*	1,789,050
31,800	Amdocs, Ltd.	1,835,496
31,700	Ameren Corp.	1,698,486
29,700	American Campus Communities, Inc. REIT	1,570,239
25,000	American Electric Power Co., Inc.	1,752,250
20,400	American Financial Group, Inc.	1,508,172
16,800	AmerisourceBergen Corp.	1,332,576
138,800	Annaly Capital Management, Inc. REIT	1,536,516
13,900	ANSYS, Inc.*	1,261,425
5,300	Anthem, Inc.	696,102
47,900	Apple Hospitality, Inc. REIT	900,999
241,730	Apple, Inc.	23,109,388
8,500	AptarGroup, Inc.	672,605
52,800	Aramark	1,764,576
4,600	Arrow Electronics, Inc.*	284,740
36,600	Arthur J. Gallagher & Co.	1,742,160
99,200	AT&T, Inc.	4,286,432
17,200	Atmos Energy Corp.	1,398,704
1,900	AutoZone, Inc.*	1,508,296
8,300	AvalonBay Communities, Inc. REIT	1,497,237
21,000	Avnet, Inc.	850,710
19,600	Bank of Hawaii Corp.	1,348,480
260,739	Bank of New York Mellon Corp. (The)	10,129,710
27,900	Baxter International, Inc.	1,261,638
12,600	Becton Dickinson and Co.	2,136,834
6,800	Bio-Rad Laboratories, Inc. Class A*	972,536
14,500	Boeing Co. (The)	1,883,115
7,700	Boston Properties, Inc. REIT	1,015,630
22,900	Brinker International, Inc.	1,042,637
18,600	Broadridge Financial Solutions, Inc.	1,212,720
23,100	Brown & Brown, Inc.	865,557
13,800	Bruker Corp.	313,812
49,300	CA, Inc.	1,618,519
14,300	Cadence Design Systems, Inc.*	347,490
25,600	Campbell Soup Co.	1,703,168
5,500	Capital One Financial Corp.	349,305
28,600	Cardinal Health, Inc.	2,231,086
16,300	Carlisle Cos., Inc.	1,722,584
11,500	Carter’s, Inc.	1,224,405
8,800	CDK Global, Inc.	488,312
42,200	Centerpoint Energy, Inc.	1,012,800
19,400	CH Robinson Worldwide, Inc.	1,440,450
55,600	Chimera Investment Corp. REIT	872,920
3,900	Church & Dwight Co., Inc.	401,271
35,000	Cinemark Holdings, Inc.	1,276,100
4,100	Cintas Corp.	402,333
12,200	Clean Harbors, Inc.*	635,742

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

7,900	Clorox Co. (The)	1,093,281
1,600	Coca-Cola Co. (The)	72,528
12,300	Colgate-Palmolive Co.	900,360
39,400	Comcast Corp. Class A	2,568,486
30,965	Commerce Bancshares, Inc.	1,483,224
14,400	ConAgra Foods, Inc.	688,464
24,900	Consolidated Edison, Inc.	2,002,956
2,600	Cooper Cos. (The), Inc.	446,082
13,400	Copart, Inc.*	656,734
9,700	Corporate Office Properties Trust REIT	286,829
13,400	Costco Wholesale Corp.	2,104,336
8,400	CR Bard, Inc.	1,975,344
183,535	CVS Health Corp.	17,571,641
12,500	Danaher Corp.	1,262,500
25,200	Darden Restaurants, Inc.	1,596,168
3,600	Delta Air Lines, Inc.	131,148
19,200	Digital Realty Trust, Inc. REIT	2,092,608
15,100	Dollar General Corp.	1,419,400
700	Domino’s Pizza, Inc.	91,966
20,200	Dr Pepper Snapple Group, Inc.	1,951,926
20,100	DTE Energy Co.	1,992,312
718,159	eBay, Inc.*	16,812,102
26,100	Edison International	2,027,187
21,200	Eli Lilly & Co.	1,669,500
22,400	Entergy Corp.	1,822,240
17,100	Equity LifeStyle Properties, Inc. REIT	1,368,855
4,100	Erie Indemnity Co. Class A	407,294
5,500	Essex Property Trust, Inc. REIT	1,254,495
44,600	Exelon Corp.	1,621,656
4,900	Exxon Mobil Corp.	459,326
2,100	Facebook, Inc. Class A*	239,988
52,900	FirstEnergy Corp.	1,846,739
5,300	Fiserv, Inc.*	576,269
15,200	General Dynamics Corp.	2,116,448
32,100	General Mills, Inc.	2,289,372
13,900	Hanover Insurance Group (The), Inc.	1,176,218
101,944	HCA Holdings, Inc.*	7,850,707
35,200	Healthcare Trust of America, Inc. REIT Class A	1,138,368
9,800	Henry Schein, Inc.*	1,732,640
19,200	Hershey Co. (The)	2,179,008
1,700	Hill-Rom Holdings, Inc.	85,765
8,200	Hologic, Inc.*	283,720
23,900	Home Depot, Inc. (The)	3,051,791
25,100	Honeywell International, Inc.	2,919,632
13,800	Hormel Foods Corp.	505,080
28,000	Hospitality Properties Trust REIT	806,400
10,500	Huntington Ingalls Industries, Inc.	1,764,315
4,100	IAC/InterActiveCorp	230,830
15,500	Ingredion, Inc.	2,005,855
529,291	Intel Corp.	17,360,745

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

78,146	International Business Machines Corp.	11,861,000
19,200	Intuit, Inc.	2,142,912
10,400	Jack Henry & Associates, Inc.	907,608
13,100	JM Smucker Co. (The)	1,996,571
36,600	Johnson & Johnson	4,439,580
22,500	Kellogg Co.	1,837,125
9,300	Kimberly-Clark Corp.	1,278,564
13,300	Kroger Co. (The)	489,307
200	Lamar Advertising Co. REIT Class A	13,260
3,700	Leidos Holdings, Inc.	177,119
10,600	Lockheed Martin Corp.	2,630,602
246,869	Lowe’s Cos., Inc.	19,544,619
8,500	M&T Bank Corp.	1,004,955
200	Madison Square Garden Co. (The) Class A*	34,502
139,481	Mastercard, Inc. Class A	12,282,697
3,300	McCormick & Co., Inc.	352,011
23,200	McDonald’s Corp.	2,791,888
5,000	McKesson Corp.	933,250
49,100	Merck & Co., Inc.	2,828,651
484,908	Microsoft Corp.	24,812,742
15,800	Mid-America Apartment Communities, Inc. REIT	1,681,120
6,600	Morningstar, Inc.	539,748
14,300	Motorola Solutions, Inc.	943,371
1,400	MSC Industrial Direct Co., Inc. Class A	98,784
6,800	Murphy USA, Inc.*	504,288
24,200	National Instruments Corp.	663,080
53,700	New York Community Bancorp, Inc.	804,963
4,700	Newmont Mining Corp.	183,864
18,100	NextEra Energy, Inc.	2,360,240
9,500	Northrop Grumman Corp.	2,111,660
200	NVR, Inc.*	356,068
5,900	O’Reilly Automotive, Inc.*	1,599,490
27,300	Old Republic International Corp.	526,617
21,800	Omnicom Group, Inc.	1,776,482
465,950	Oracle Corp.	19,071,333
15,500	Outfront Media, Inc. REIT	374,635
7,700	Panera Bread Co. Class A*	1,631,938
21,400	Patterson Cos., Inc.	1,024,846
413,399	PayPal Holdings, Inc.*	15,093,197
3,600	People’s United Financial, Inc.	52,776
30,000	PepsiCo, Inc.	3,178,200
58,800	Pfizer, Inc.	2,070,348
32,200	PG&E Corp.	2,058,224
41,900	Philip Morris International, Inc.	4,262,068
45,600	Piedmont Office Realty Trust, Inc. REIT Class A	982,224
24,900	Pilgrim’s Pride Corp.	634,452
17,400	Pinnacle Foods, Inc.	805,446
4,000	Pinnacle West Capital Corp.	324,240
4,000	Pool Corp.	376,120
15,300	Post Properties, Inc. REIT	934,065

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,400	PPG Industries, Inc.	1,603,910
200	Priceline Group (The), Inc.*	249,682
41,800	Procter & Gamble Co. (The)	3,539,206
37,300	Progressive Corp. (The)	1,249,550
39,400	Public Service Enterprise Group, Inc.	1,836,434
6,400	Public Storage REIT	1,635,776
149,481	QUALCOMM, Inc.	8,007,697
7,000	Raytheon Co.	951,650
33,000	Regal Entertainment Group Class A	727,320
34,700	Republic Services, Inc.	1,780,457
5,100	Resmed, Inc.	322,473
25,400	Reynolds American, Inc.	1,369,822
29,000	RPM International, Inc.	1,448,550
6,100	Scotts Miracle-Gro Co. (The) Class A	426,451
59,100	Senior Housing Properties Trust REIT	1,231,053
1,900	Simon Property Group, Inc. REIT	412,110
6,800	Southern Co. (The)	364,684
39,400	Starbucks Corp.	2,250,528
17,600	Stryker Corp.	2,109,008
44,600	SunTrust Banks, Inc.	1,832,168
31,500	Synopsys, Inc.*	1,703,520
40,900	Sysco Corp.	2,075,266
11,700	Tanger Factory Outlet Centers REIT	470,106
211,306	Target Corp.	14,753,385
73,400	TCF Financial Corp.	928,510
9,900	Teleflex, Inc.	1,755,369
14,200	Telephone & Data Systems, Inc.	421,172
21,700	Texas Instruments, Inc.	1,359,505
16,200	TFS Financial Corp.	278,964
14,500	Thermo Fisher Scientific, Inc.	2,142,520
12,300	Travelers Cos., Inc. (The)	1,464,192
30,100	Tyson Foods, Inc. Class A	2,010,379
28,800	UGI Corp.	1,303,200
1,500	United Continental Holdings, Inc.*	61,560
21,000	United Parcel Service, Inc. Class B	2,262,120
7,100	United States Cellular Corp.*	278,817
20,800	UnitedHealth Group, Inc.	2,936,960
3,100	US Bancorp	125,023
17,300	Varian Medical Systems, Inc.*	1,422,579
1,500	VCA, Inc.*	101,415
24,400	Vectren Corp.	1,285,148
8,700	VeriSign, Inc.*	752,202
78,100	Verizon Communications, Inc.	4,361,104
257,254	Visa, Inc. Class A	19,080,529
31,300	VWR Corp.*	904,570
39,300	Wal-Mart Stores, Inc.	2,869,686
30,400	Waste Management, Inc.	2,014,608
10,700	Waters Corp.*	1,504,955
314,467	Wells Fargo & Co.	14,883,723

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2016 (Unaudited)

Shares		Description	Value ($)

		United States — continued

23,400		WP Carey, Inc. REIT	1,624,428
3,300		Xcel Energy, Inc.	147,774
244,002		Yum! Brands, Inc.	20,232,646

		Total United States	543,339,668

		TOTAL COMMON STOCKS (COST $863,342,929)	915,720,656

		PREFERRED STOCKS — 0.3%

		Germany — 0.3%
23,154		Henkel AG & Co. KGaA, 1.36%	2,818,557

		Japan — 0.0%

199		Shinkin Central Bank, 2.87% Class A	437,282

		Sweden — 0.0%

3,915		Akelius Residential Property AB, 6.64%	137,485

		TOTAL PREFERRED STOCKS (COST $2,976,245)	3,393,324

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 12.7%

		Bank Deposit — 11.3%

117,259,345		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/16	117,259,345

		Securities Lending Collateral — 1.2%

12,556,790		State Street Institutional U.S. Government Money Market Fund, Premier Class***	12,556,790

		U.S. Government and Agency Obligations — 0.2%

1,600,000		United States Treasury Bill, 0.23%, due 10/13/16‡‡	1,598,967

		TOTAL SHORT-TERM INVESTMENTS (COST $131,414,515)	131,415,102

		TOTAL INVESTMENTS — 101.0% (Cost $997,733,689)	1,050,529,082
		Other Assets and Liabilities (net) — (1.0)%	(10,053,091)

		NET ASSETS — 100.0%	$1,040,475,991

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
09/14/16	EUR	Bank of New York	244,000	$271,756	$6,858
10/19/16	EUR	Goldman Sachs	352,000	392,592	11,328
08/17/16	EUR	HSBC Bank USA	359,000	399,437	(4,275)
11/16/16	EUR	JPMorgan Chase Bank N.A.	377,000	420,934	11,057
07/13/16	EUR	UBS AG	346,000	384,493	4,235
08/17/16	GBP	HSBC Bank USA	167,000	223,313	19,850
07/13/16	GBP	UBS AG	50,000	66,842	5,414
09/14/16	JPY	Bank of New York	78,908,000	770,936	(34,006)
10/19/16	JPY	Goldman Sachs	94,456,000	924,278	(43,480)
08/17/16	JPY	HSBC Bank USA	78,908,000	770,180	(34,054)
11/16/16	JPY	JPMorgan Chase Bank N.A.	81,866,000	802,009	(31,369)
07/13/16	JPY	UBS AG	78,908,000	769,343	(33,657)

					$(122,099)

Currency Abbreviations

EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	September 2016	$1,388,160	$(16,920)
179	MSCI EAFE E-mini Index	September 2016	14,456,040	27,030
223	S&P 500 E-mini Index	September 2016	23,305,730	(84,363)
10	S&P/TSX 60 Index	September 2016	1,254,023	4,879

				$(69,374)

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	10.4
Food	7.8
Pharmaceuticals	7.6
Electric	6.2
Banks	5.2
Software	4.9
Telecommunications	4.6
Internet	4.0
Computers	3.9
Commercial Services	3.7
REITS	2.7
Insurance	2.3
Health Care — Products	2.0
Real Estate	2.0
Agriculture	1.8
Beverages	1.8
Diversified Financial Services	1.8
Semiconductors	1.8
Health Care — Services	1.6
Media	1.3
Aerospace & Defense	1.0
Gas	1.0
Miscellaneous — Manufacturing	0.9
Electronics	0.8
Household Products & Wares	0.8
Engineering & Construction	0.6
Cosmetics & Personal Care	0.5
Entertainment	0.5
Environmental Control	0.5
Transportation	0.5
Chemicals	0.4
Biotechnology	0.3
Forest Products & Paper	0.3
Investment Companies	0.3
Iron & Steel	0.3
Metal Fabricate & Hardware	0.3
Oil & Gas	0.3
Water	0.3
Advertising	0.2
Airlines	0.2
Machinery — Diversified	0.2
Shipbuilding	0.2
Apparel	0.1
Distribution & Wholesale	0.1
Holding Companies — Diversified	0.1
Packaging & Containers	0.1
Savings & Loans	0.1
Building Materials	0.0
Food Service	0.0
Home Builders	0.0
Leisure Time	0.0
Lodging	0.0
Mining	0.0
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.7

100.0%

See accompanying Notes to the Schedule of Investments.	117

Mercer Funds

Notes to Schedule of Investments

June 30, 2016 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”) (formerly Mercer US Large Cap Growth Equity Fund), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”) (formerly Mercer US Small/Mid Cap Growth Equity Fund), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2016, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each fund may value short-term investments that mature within 60 days or less by using pricing services quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2016, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit, State Street Institutional U.S. Government Money Market Fund, Premier Class and a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$1,519,729	$82,405,095	$—		$83,924,824
Austria	—	12,681,275	—		12,681,275
Belgium	5,008,936	10,337,999	—		15,346,935
Bermuda	1,016,712	3,846,946	—		4,863,658
Brazil	2,104,097	—	—		2,104,097
Canada	29,649,319	—	—		29,649,319
Cayman Islands	—	21,767,925	—		21,767,925
China	—	2,537,917	—		2,537,917
Denmark	—	31,534,591	—		31,534,591
Faroe Islands	—	647,219	—		647,219
Finland	—	13,227,881	—		13,227,881
France	327,080	155,207,715	—		155,534,795
Germany	1,167,459	152,986,023	—		154,153,482
Gibraltar	—	325,300	—		325,300
Hong Kong	—	27,772,097	—		27,772,097
Hungary	—	3,061,232	—		3,061,232
India	7,329,238	895,330	—		8,224,568
Indonesia	—	6,330,053	—		6,330,053
Ireland	3,893,545	7,510,065	—		11,403,610
Isle Of Man	—	1,560,991	—		1,560,991
Israel	48,545	4,294,707	—		4,343,252
Italy	—	24,121,389	—		24,121,389
Japan	2,575,511	372,579,829	—		375,155,340
Luxembourg	—	4,596,772	—		4,596,772
Malaysia	—	2,619,138	—		2,619,138
Malta	—	1,766,580	—		1,766,580
Mauritius	—	765,201	—		765,201
Mexico	6,764,313	—	—		6,764,313
Netherlands	8,195,913	45,974,157	—		54,170,070
New Zealand	—	11,499,268	—		11,499,268
Norway	—	18,063,300	—		18,063,300
Philippines	—	977,815	—		977,815
Poland	—	1,261,667	—		1,261,667
Portugal	—	11,952,637	0	**	11,952,637
Russia	—	3,301,181	—		3,301,181
Singapore	—	4,685,515	—		4,685,515
South Africa	—	1,113,783	—		1,113,783
South Korea	—	6,565,193	—		6,565,193
Spain	—	40,121,098	0	**	40,121,098

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden	$—	$49,844,554	$—	$49,844,554
Switzerland	—	154,915,236	—	154,915,236
Taiwan	9,337,041	715,989	—	10,053,030
Thailand	2,520,022	—	—	2,520,022
Turkey	—	895,917	—	895,917
United Kingdom	56,324,653	331,390,389	—	387,715,042
United States	44,502,514	—	—	44,502,514

Total Common Stocks	182,284,627	1,628,656,969	0	1,810,941,596

Investment Companies
United States	18,065,697	—	—	18,065,697

Total Investment Companies	18,065,697	—	—	18,065,697

Preferred Stocks
Brazil	1,896,132	—	—	1,896,132
Germany	—	12,041,136	—	12,041,136
Spain	—	131,713	—	131,713

Total Preferred Stocks	1,896,132	12,172,849	—	14,068,981

Rights
Australia	—	31,436	—	31,436
Spain	87,948	—	—	87,948

Total Rights	87,948	31,436	—	119,384

Short-Term Investments
Bank Deposits	—	114,743,076	—	114,743,076
Securities Lending Collateral	—	53,939,262	—	53,939,262
U.S. Government and Agency Obligations	—	4,698,254	—	4,698,254

Total Short-Term Investments	—	173,380,592	—	173,380,592

Futures Contracts†
Buys	227,429	—	—	227,429

Total Futures Contracts	227,429	—	—	227,429

Total	$202,561,833	$1,814,241,846	$0	$2,016,803,679

**	Represents one or more Level 3 securities at $0 value as of June 30, 2016.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$101,961,120	$—		$101,961,120
Corporate Debt	—	282,011,067	0	**	282,011,067
Mortgage Backed Securities - Private Issuers	—	90,530,205	—		90,530,205
Mortgage Backed Securities - U.S. Government Agency Obligations	—	190,129,620	—		190,129,620
Municipal Obligations	—	10,323,721	—		10,323,721
Sovereign Debt Obligations	—	6,939,056	—		6,939,056
U.S. Government and Agency Obligations	—	137,952,318	—		137,952,318

Total Debt Obligations	—	819,847,107	0		819,847,107

Short-Term Investments
Bank Deposits	—	36,338,246	—		36,338,246
Securities Lending Collateral	—	5,851,883	—		5,851,883
U.S. Government and Agency Obligations	—	17,117,581	—		17,117,581

Total Short-Term Investments	—	59,307,710	—		59,307,710

Futures Contracts†
Buys	2,677,119	—	—		2,677,119

Total Futures Contracts	2,677,119	—	—		2,677,119

Swaps
Centrally Cleared Interest Rate Swaps†	—	13,037	—		13,037
Centrally Cleared Credit Default Swaps†	—	193,210	—		193,210

Total Swaps	—	206,247	—		206,247

Total	$2,677,119	$879,361,064	$0		$882,038,183

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(1,333,698)	$—	$—	$(1,333,698)

Total Futures Contracts	(1,333,698)	—	—	(1,333,698)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(1,351,950)	—	(1,351,950)

Total Swaps	—	(1,351,950)	—	(1,351,950)

Total	$(1,333,698)	$(1,351,950)	$—	$(2,685,648)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2016.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$231,150,328	$—	$231,150,328
Sovereign Debt Obligations	—	207,264,101	—	207,264,101

Total Debt Obligations	—	438,414,429	—	438,414,429

Short-Term Investments
Bank Deposits	—	17,378,990	—	17,378,990
Securities Lending Collateral	—	21,999,853	—	21,999,853

Total Short-Term Investments	—	39,378,843	—	39,378,843

Forward Foreign Currency Contracts†
Buys	—	2,558,090	—	2,558,090
Sales	—	990,008	—	990,008
Cross-Currency Forwards	—	47,252	—	47,252

Total Forward Foreign Currency Contracts	—	3,595,350	—	3,595,350

Futures Contracts†
Buys	245,067	5,980	—	251,047
Sales	633	—	—	633

Total Futures Contracts	245,700	5,980	—	251,680

Total	$245,700	$481,394,602	$—	$481,640,302

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,341,473)	$—	$(1,341,473)
Sales	—	(4,475,567)	—	(4,475,567)
Cross-Currency Forwards	—	(11,792)	—	(11,792)

Total Forward Foreign Currency Contracts	—	(5,828,832)	—	(5,828,832)

Total	$—	$(5,828,832)	$—	$(5,828,832)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$12,367,974	$4,343,985	$—	$16,711,959
Brazil	57,053,349	—	—	57,053,349
British Virgin Islands	1,549,894	—	—	1,549,894
Cayman Islands	32,409,578	76,987,771	82,211	109,479,560
Chile	9,928,210	—	—	9,928,210
China	—	101,473,842	—	101,473,842
Colombia	2,979,769	—	—	2,979,769
Czech Republic	1,266,200	1,829,177	—	3,095,377
Denmark	—	2,153,237	—	2,153,237
France	—	2,117,773	—	2,117,773
Hong Kong	5,922,938	49,889,997	—	55,812,935
Hungary	—	8,797,944	—	8,797,944
India	12,606,237	99,042,240	—	111,648,477
Indonesia	1,651,307	31,336,888	—	32,988,195
Japan	—	2,355,525	—	2,355,525
Luxembourg	1,535,702	—	—	1,535,702
Malaysia	—	17,520,636	—	17,520,636
Malta	—	1,248,202	—	1,248,202
Mexico	48,992,568	—	—	48,992,568
Netherlands	1,909,690	2,995,034	—	4,904,724
Philippines	—	9,328,913	—	9,328,913
Poland	—	5,528,440	—	5,528,440
Qatar	—	7,341,383	—	7,341,383
Romania	—	450,700	—	450,700
Russia	11,320,654	13,542,383	—	24,863,037

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore	$1,240,982	$3,916,850	$—	$5,157,832
South Africa	5,240,966	55,296,193	—	60,537,159
South Korea	10,487,448	138,944,478	—	149,431,926
Sweden	—	914,287	—	914,287
Switzerland	—	6,209,046	—	6,209,046
Taiwan	12,898,393	119,128,570	—	132,026,963
Thailand	11,637,895	12,556,602	—	24,194,497
Turkey	—	22,939,677	—	22,939,677
United Arab Emirates	—	12,220,103	—	12,220,103
United Kingdom	953,100	17,830,595	—	18,783,695
United States	14,205,521	—	—	14,205,521

Total Common Stocks	258,158,375	828,240,471	82,211	1,086,481,057

Preferred Stocks
Brazil	16,681,822	—	—	16,681,822
Colombia	959,621	—	—	959,621
Germany	—	982,407	—	982,407

Total Preferred Stocks	17,641,443	982,407	—	18,623,850

Short-Term Investments
Bank Deposits	—	118,833,505	—	118,833,505
Investment Fund	—	5,800,000	—	5,800,000
Securities Lending Collateral	—	1,891,755	—	1,891,755
U.S. Government and Agency Obligations	—	3,398,737	—	3,398,737

Total Short-Term Investments	—	129,923,997	—	129,923,997

Forward Foreign Currency Contracts†
Buys	—	8,444,706	—	8,444,706
Sales	—	388,305	—	388,305

Total Forward Foreign Currency Contracts	—	8,833,011	—	8,833,011

Futures Contracts†
Buys	890,364	—	—	890,364
Sales	44,474	—	—	44,474

Total Futures Contracts	934,838	—	—	934,838

Synthetic Futures	—	2,886,215	—	2,886,215

Total	$276,734,656	$970,866,101	$82,211	$1,247,682,968

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(456,180)	$—	$(456,180)
Sales	—	(4,218,552)	—	(4,218,552)

Total Forward Foreign Currency Contracts	—	(4,674,732)	—	(4,674,732)

Futures Contracts†
Buys	(78,920)	—	—	(78,920)
Sales	(473,400)	—	—	(473,400)

Total Futures Contracts	(552,320)	—	—	(552,320)

Synthetic Futures	—	(419,285)	—	(419,285)

Total	$(552,320)	$(5,094,017)	$—	$(5,646,337)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$14,630,838	$—	$14,630,838
Austria	—	13,161,885	—	13,161,885
Belgium	—	3,982,952	—	3,982,952
Bermuda	11,373,531	1,804,178	—	13,177,709
Canada	35,335,249	—	—	35,335,249
Denmark	—	110,978	—	110,978
Faroe Islands	—	1,007,581	—	1,007,581
France	—	13,640,327	—	13,640,327
Germany	—	8,753,774	—	8,753,774
Hong Kong	—	4,881,542	—	4,881,542
Ireland	3,796,378	3,142,441	—	6,938,819
Israel	1,970,925	3,820,375	—	5,791,300
Italy	—	4,185,444	—	4,185,444
Japan	60,006	60,185,638	—	60,245,644
Luxembourg	931,086	—	—	931,086
Netherlands	2,411,685	3,248,625	—	5,660,310
New Zealand	—	23,535,790	—	23,535,790
Norway	—	13,648,928	—	13,648,928
Panama	287,300	—	—	287,300
Portugal	—	1,110,271	—	1,110,271
Singapore	—	3,850,455	—	3,850,455

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Spain	$—	$9,743,017	$—	$9,743,017
Sweden	712,111	10,986,201	—	11,698,312
Switzerland	1,012,032	36,643,255	—	37,655,287
United Kingdom	4,807,902	73,608,288	—	78,416,190
United States	543,339,668	—	—	543,339,668

Total Common Stocks	606,037,873	309,682,783	—	915,720,656

Preferred Stocks
Germany	—	2,818,557	—	2,818,557
Japan	—	437,282	—	437,282
Sweden	—	137,485	—	137,485

Total Preferred Stocks	—	3,393,324	—	3,393,324

Short-Term Investments
Bank Deposits	—	117,259,345	—	117,259,345
Securities Lending Collateral	—	12,556,790	—	12,556,790
U.S. Government and Agency Obligations	—	1,598,967	—	1,598,967

Total Short-Term Investments	—	131,415,102	—	131,415,102

Forward Foreign Currency Contracts†
Sales	—	58,742	—	58,742

Total Forward Foreign Currency Contracts	—	58,742	—	58,742

Futures Contracts†
Buys	31,909	—	—	31,909

Total Futures Contracts	31,909	—	—	31,909

Total	$606,069,782	$444,549,951	$—	$1,050,619,733

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Sales	$—	$(180,841)	$—	$(180,841)

Total Forward Foreign Currency Contracts	—	(180,841)	—	(180,841)

Futures Contracts†
Buys	(101,283)	—	—	(101,283)

Total Futures Contracts	(101,283)	—	—	(101,283)

Total	$(101,283)	$(180,841)	$—	$(282,124)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$1,464,107,687	*	$1,464,107,687	*	$—

Preferred Stocks	—	12,172,849	*	12,172,849	*	—

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$687,471,506	*	$687,471,506	*	$—

Global Low Volatility

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$60,006	**	$265,119,277	*	$265,119,277	*	$60,006	**

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following tables include a rollforward of the amounts for the period ended June 30, 2016 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of June 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2016
COMMON STOCKS
Portugal	$0	^	$—	$—	$—	$—	$0	^^	$—
Spain	0	^	—	—	—	—	0	^^	—

Total	$0		$—	$—	$—	$—	$0		$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of June 30, 2016.

Core Fixed

Investments in Securities	Balance as of March 31, 2016		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2016
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents one security at $0 value as of March 31, 2016.
^^	Represents one security at $0 value as of June 30, 2016.

Emerging Markets

Investments in Securities	Balance as of March 31, 2016	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2016
COMMON STOCKS
Cayman Islands	$—	$—	$21	$—	$82,190	$82,211	$21

Total	$—	$—	$21	$—	$82,190	$82,211	$21

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Small/Mid Cap and Global Low Volatility held warrants during the period as a result of corporate actions.

At June 30, 2016 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$479,350	$479,350

Total Value	$479,350	$479,350

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Futures Contracts	88	88

Small/Mid Cap

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$725,822	$725,822

Total Value	$725,822	$725,822

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Futures Contracts	85	85

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Rights(1)	$—	$119,384	$119,384
Futures Contracts(3)	—	227,429	227,429

Total Value	$—	$346,813	$346,813

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	262,401	262,401
Futures Contracts	—	1,043	1,043
Forward Foreign Currency Contracts	196,380	—	196,380

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Core Fixed

ASSET DERIVATIVES

	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$2,677,119	$2,677,119
Centrally Cleared Swap Contracts** (4)	193,210	13,037	206,247

Total Value	$193,210	$2,690,156	$2,883,366

LIABILITY DERIVATIVES

	Credit Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$1,333,698)	$(1,333,698)
Centrally Cleared Swap Contracts** (4)	—	(1,351,950)	(1,351,950)

Total Value	$—	$(2,685,648)	$(2,685,648)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Credit Risk	Interest Rate Risk	Total
Swaps Contracts	17,000,000	25,688,790	42,688,790
Futures Contracts	—	711	711

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$251,680	$251,680
Forward Foreign Currency Contracts† (2)	3,595,350	—	3,595,350

Total Value	$3,595,350	$251,680	$3,847,030

LIABILITY DERIVATIVES

	Foreign Currency Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts† (2)	$(5,828,832)	$—	$(5,828,832)

Total Value	$(5,828,832)	$—	$(5,828,832)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts	—	2,327	2,327
Forward Foreign Currency Contracts†	(26,139,484)	—	(26,139,484)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Emerging Markets

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts††(3)	$—	$3,821,053	$3,821,053
Forward Foreign Currency Contracts(2)	8,833,011	—	8,833,011

Total Value	$8,833,011	$3,821,053	$12,654,064

LIABILITY DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts††(3)	$—	$(971,605)	$(971,605)
Forward Foreign Currency Contracts(2)	(4,674,732)	—	(4,674,732)

Total Value	$(4,674,732)	$(971,605)	$(5,646,337)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	517,946	517,946
Warrants	—	1,669,000	1,669,000
Futures Contracts††	—	85,081,624	85,081,624
Forward Foreign Currency Contracts	35,707,176	—	35,707,176

Global Low Volatility

ASSET DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$31,909	$31,909
Forward Foreign Currency Contracts(2)	58,742	—	58,742

Total Value	$58,742	$31,909	$90,651

LIABILITY DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$(16,920)	$(84,363)	$(101,283)
Forward Foreign Currency Contracts(2)	(180,841)	—	(180,841)

Total Value	$(197,761)	$(84,363)	$(282,124)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Currency Risk	Equity Risk	Total
Rights	—	9,681	9,681
Warrants	—	14,269	14,269
Futures Contracts	18	522	540
Forward Foreign Currency Contracts	(5,400,033)	—	(5,400,033)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2016.

The Funds follows FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees.

The following is a summary of open centrally cleared credit default swap positions held by Core Fixed at June 30, 2016:

Notional Amount*	Currency	Expiration Date	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	06/20/20	Buy	(1.00%)	CDX.IG.24 CG24	$193,210	$(121,721)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2016 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$15,281,400	$11,505,734	$3,693,833
Small/Mid Cap	19,005,689	19,058,053	280,181
Non-US Core Equity	53,209,720	53,939,262	1,916,919
Core Fixed	6,053,987	5,851,883	316,400
Opportunistic Fixed	23,244,859	21,999,853	1,708,500
Emerging Markets	4,574,778	1,891,755	2,889,974
Global Low Volatility	14,503,636	12,556,790	2,578,771

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at June 30, 2016, with a contractual maturity of overnight and continuous.

For Opportunistic Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at June 30, 2016, with a contractual maturity of overnight and continuous.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

For Non-US Core Equity and Core Fixed, the value of the security loan obligation is classified as follows at June 30, 2016:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$53,887,872		$—	$—	$—	$53,887,872
Rights	51,390	*	—	—	—	51,390

Total	$53,939,262		$—	$—	$—	$53,939,262

Total Borrowings	$53,939,262		$—	$—	$—	$53,939,262

Gross amount of recognized liabilities for securities lending transactions						$53,939,262

*	Includes unsettled transactions on securities on loan at June 30, 2016.

Core Fixed

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$5,505,962	$—	$—	$—	$5,505,962
Sovereign Debt Obligations	345,921	—	—	—	345,921

Total	$5,851,883	$—	$—	$—	$5,851,883

Total Borrowings	$5,851,883	$—	$—	$—	$5,851,883

Gross amount of recognized liabilities for securities lending transactions					$5,851,883

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2016, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in

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June 30, 2016 (Unaudited)

the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2016, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of June 30, 2016.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended June 30, 2016, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of June 30, 2016.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

As of June 30, 2016, none of the Funds held open options.

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2016, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity, Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2016.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed and Opportunistic Fixed Schedules of Investments for TBA and when-issued securities held as of June 30, 2016.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2016.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO”

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of June 30, 2016.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of June 30, 2016.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2016, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

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Notes to Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Federal income taxes

As of June 30, 2016, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$560,694,787	$27,260,902	$(22,605,695)	$4,655,207
Small/Mid Cap	907,072,475	54,027,240	(23,216,632)	30,810,608
Non-US Core Equity	2,022,278,305	151,764,497	(157,466,552)	(5,702,055)
Core Fixed	866,897,783	19,893,431	(7,636,397)	12,257,034
Opportunistic Fixed	510,615,449	9,098,836	(41,921,013)	(32,822,177)
Emerging Markets	1,240,003,738	44,939,932	(49,914,766)	(4,974,834)
Global Low Volatility	999,957,845	80,780,216	(30,208,979)	50,571,237

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Acquisition

At the close of business on June 24, 2016, Large Cap, formerly Mercer US Large Cap Growth Equity Fund, and Small/Mid Cap, formerly Mercer US Small/Mid Cap Growth Equity Fund, acquired all of the assets and liabilities of Mercer US Large Cap Value Equity Fund and Mercer US Small/Mid Cap Value Equity Fund, respectively, each a series of the Trust in tax-free reorganizations.

5.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/S/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 22, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 22, 2016

By:	/S/ Janice Desmond
Janice Desmond
Treasurer and Chief Financial Officer

Date:	August 22, 2016